DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (2.8%)
	Anima Holding SA	1,181,900	$416,614
	Atacadao SA	2,306,886	2,443,447
*	Automob Participacoes SA	189,745	10,065
	Banco Bradesco SA (BBD US), ADR	387,640	817,921
	Banco Bradesco SA (BBDC3 BZ)	3,524,949	6,646,921
	Banco do Brasil SA	6,019,065	28,508,948
	Banco Santander Brasil SA	1,173,131	5,211,194
	Bemobi Mobile Tech SA	76,755	177,833
*	Blau Farmaceutica SA	11,300	25,079
	Boa Safra Sementes SA	87,400	161,069
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	191,415	742,529
	Brava Energia	175,795	674,719
	BRF SA	1,649,171	6,177,283
	C&A Modas SA	457,849	766,992
	Camil Alimentos SA	490,999	399,920
*	Cia Brasileira de Aluminio	150,844	140,415
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	3,356,360
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	477,972	755,196
*	Cogna Educacao SA	2,577,400	621,852
	Cosan SA	1,532,274	2,029,380
	Cruzeiro do Sul Educacional SA	12,500	7,358
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,236,143	4,321,387
	Dexco SA	1,453,780	1,467,698
	Dimed SA Distribuidora da Medicamentos	57,500	81,664
*	Embraer SA (EMBR3 BZ)	754,003	7,702,532
	Empreendimentos Pague Menos SA	180,746	97,424
	Eternit SA	114,783	103,115
		Shares	Value»
BRAZIL — (Continued)
	Even Construtora e Incorporadora SA	731,756	$768,813
	Fleury SA	101,300	205,233
	Gerdau SA, Sponsored ADR	4,081,671	11,877,662
	Grendene SA	87,400	85,545
	Grupo SBF SA	353,370	697,785
	Guararapes Confeccoes SA	361,300	402,471
*Ω	Hapvida Participacoes e Investimentos SA	13,247,394	5,485,698
	Hypera SA	204,382	639,300
	Iochpe Maxion SA	515,754	1,200,239
*	IRB-Brasil Resseguros SA	126,125	1,141,673
	Jalles Machado SA	161,838	127,664
	JBS SA	860,152	5,216,209
	JHSF Participacoes SA	1,503,305	1,018,658
	JSL SA	83,710	80,357
	Lavvi Empreendimentos Imobiliarios SA	215,108	319,494
*	Lojas Quero-Quero SA	673,652	267,430
Ω	LWSA SA	801,300	460,702
	M Dias Branco SA	42,700	168,636
	Melnick Even Desenvolvimento Imobiliario SA	16,900	11,162
	Moura Dubeux Engenharia SA	184,100	398,187
	Movida Participacoes SA	373,009	252,117
	Natura & Co. Holding SA	2,503,016	5,405,166
*	Oceanpact Servicos Maritimos SA	13,100	12,329
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	1,898,659	26,979,944
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	3,903,715	50,357,924
	Petroleo Brasileiro SA (PETR3 BZ)	10,446,859	74,453,791
	Petroreconcavo SA	439,400	1,193,227
	Positivo Tecnologia SA	338,908	331,134
	Romi SA	262,217	422,667
	Sao Carlos Empreendimentos e Participacoes SA	60,300	194,601

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Martinho SA	46,838	$181,852
*Ω	Ser Educacional SA	82,700	75,284
	Trisul SA	282,766	256,926
	Tupy SA	316,084	1,156,369
	Ultrapar Participacoes SA (UGPA3 BZ)	132,449	374,861
	Vale SA (VALE US), Sponsored ADR	656,676	6,100,520
	Vale SA (VALE3 BZ)	4,196,538	38,898,792
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	842,539
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	164,800	136,486
	Vibra Energia SA	188,971	545,179
	YDUQS Participacoes SA	120,081	210,613
*	Zamp SA	177,798	88,533
TOTAL BRAZIL			312,908,687
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,174,581
	Besalco SA	530,992	335,930
	Camanchaca SA	1,334,309	48,282
*	CAP SA	558,310	3,095,499
	Cencosud SA	4,122,328	10,502,943
	Cia Sud Americana de Vapores SA	46,849,671	2,611,702
*	Cristalerias de Chile SA	264,624	739,470
	Empresa Nacional de Telecomunicaciones SA	714,381	2,255,692
	Empresas CMPC SA	4,198,444	7,163,385
	Empresas Copec SA	1,491,993	9,969,010
*	Empresas Hites SA	1,694,432	129,630
	Enel Americas SA (ENELAM CI)	32,386,016	2,913,693
	Falabella SA	1,568,863	5,941,548
	Grupo Security SA	3,558,533	978,185
	Inversiones Aguas Metropolitanas SA	2,219,249	1,726,098
*	Masisa SA	8,850,036	133,356
	PAZ Corp. SA	1,562,812	810,814
*	Ripley Corp. SA	647,087	188,367
	Salfacorp SA	2,712,464	1,643,246
	Sigdo Koppers SA	187,924	210,749
	SMU SA	3,058,733	554,740
	Sociedad Matriz SAAM SA	44,103,821	4,817,966
*	Socovesa SA	3,559,512	319,326
		Shares	Value»
CHILE — (Continued)
	SONDA SA	276,164	$106,492
	Vina Concha y Toro SA	581,670	665,052
TOTAL CHILE			59,035,756
CHINA — (27.0%)
	360 Security Technology, Inc., Class A	678,933	1,035,444
	361 Degrees International Ltd.	4,912,000	2,638,186
Ω	3SBio, Inc.	7,838,000	6,048,549
*	5I5J Holding Group Co. Ltd., Class A	803,700	338,319
	AAC Technologies Holdings, Inc.	2,625,000	13,677,369
*	ADAMA Ltd., Class A	191,800	149,774
*	Addsino Co. Ltd., Class A	85,900	81,421
	Advanced Technology & Materials Co. Ltd., Class A	308,500	490,857
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	662,222
	AECC Aviation Power Co. Ltd., Class A	267,307	1,379,470
*	Agile Group Holdings Ltd.	2,686,999	215,846
	Agricultural Bank of China Ltd., Class H	90,958,000	50,096,310
	Aisino Corp., Class A	369,067	434,413
	Ajisen China Holdings Ltd.	2,637,000	285,020
	Alibaba Group Holding Ltd. (9988 HK)	26,693,700	327,437,742
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	218,969	21,642,896
*	Alibaba Pictures Group Ltd.	15,290,000	1,045,277
#Ω	A-Living Smart City Services Co. Ltd.	2,905,500	1,012,864
	Allmed Medical Products Co. Ltd., Class A	111,200	146,941
	Aluminum Corp. of China Ltd., Class H	7,952,000	5,118,378
	Andon Health Co. Ltd., Class A	47,700	261,010
*	Angang Steel Co. Ltd., Class H	4,303,632	838,265
	Anhui Conch Cement Co. Ltd., Class H	3,560,500	9,598,716

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	$359,455
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	420,761
	Anhui Heli Co. Ltd., Class A	203,527	498,689
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	621,390
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	359,010
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	65,427
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	728,130
	Anhui Jinhe Industrial Co. Ltd., Class A	17,400	58,002
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	63,515
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	133,608
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	482,686
	Anhui Xinhua Media Co. Ltd., Class A	236,100	221,281
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	792,288
	Anjoy Foods Group Co. Ltd., Class A	36,099	376,397
	Anton Oilfield Services Group	14,658,000	1,276,628
	Aotecar New Energy Technology Co. Ltd., Class A	689,700	282,989
	APT Satellite Holdings Ltd.	154,000	42,911
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	228,177	645,371
	Asia Cement China Holdings Corp.	2,452,000	732,934
		Shares	Value»
CHINA — (Continued)
#Ω	AsiaInfo Technologies Ltd.	914,800	$669,425
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	812,540
	AVIC Industry-Finance Holdings Co. Ltd., Class A	1,806,900	853,345
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,306,899
Ω	BAIC Motor Corp. Ltd., Class H	7,925,000	2,234,167
*	Baidu, Inc. (9888 HK), Class A	100,000	1,130,648
*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	56,554,694
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	521,527
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,686,086
	Bank of Changsha Co. Ltd., Class A	1,221,700	1,555,430
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,254,292
	Bank of China Ltd., Class H	250,158,817	129,414,095
	Bank of Chongqing Co. Ltd., Class H	2,931,500	2,252,488
	Bank of Communications Co. Ltd., Class H	27,657,574	22,373,912
	Bank of Guiyang Co. Ltd., Class A	881,151	718,235
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,773,364
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	7,153,781
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,560,569
	Bank of Ningbo Co. Ltd., Class A	1,959,381	7,137,841
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	63,882
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,418,185
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,231,496
	Bank of Xi'an Co. Ltd., Class A	705,600	341,948
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,928,290

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	267,558	$169,417
	Baoxiniao Holding Co. Ltd., Class A	377,300	215,962
*	Baoye Group Co. Ltd., Class H	1,363,120	750,906
	BBMG Corp., Class H	10,851,000	1,005,569
	Befar Group Co. Ltd., Class A	628,200	337,291
	Beibuwan Port Co. Ltd., Class A	443,467	525,343
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,389,881
*	Beijing Capital International Airport Co. Ltd., Class H	1,740,000	635,235
	Beijing Easpring Material Technology Co. Ltd., Class A	123,021	627,839
	Beijing Energy International Holding Co. Ltd.	418,200	54,209
	Beijing Enterprises Holdings Ltd.	2,339,500	8,035,284
	Beijing Enterprises Water Group Ltd.	17,612,000	4,888,579
	Beijing Gehua CATV Network Co. Ltd., Class A	296,700	293,086
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	529,928	376,170
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	409,972
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	703,341
	Beijing New Building Materials PLC, Class A	217,710	940,591
	Beijing North Star Co. Ltd., Class H	2,820,000	261,784
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	154,900	221,237
	Beijing Originwater Technology Co. Ltd., Class A	753,163	480,213
		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	49,500	$125,208
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	202,832
	Beijing Shougang Co. Ltd., Class A	1,336,666	557,115
*	Beijing Shunxin Agriculture Co. Ltd., Class A	104,522	248,665
	Beijing Sinnet Technology Co. Ltd., Class A	377,128	723,826
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	212,725
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	195,113
	Beijing Strong Biotechnologies, Inc., Class A	130,700	238,247
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	98,638
	Beijing WKW Automotive Parts Co. Ltd., Class A	124,300	62,879
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	869,980
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	247,202	359,647
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	5,212,796
*	Beiqi Foton Motor Co. Ltd., Class A	1,943,402	628,185
*	Bengang Steel Plates Co. Ltd., Class A	515,700	236,700
	Best Pacific International Holdings Ltd.	396,000	151,346
	Bestore Co. Ltd., Class A	36,900	76,579
	Beyondsoft Corp., Class A	89,200	157,437
	BGI Genomics Co. Ltd., Class A	84,200	452,173

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Blue Sail Medical Co. Ltd., Class A	206,600	$135,725
	Bluestar Adisseo Co., Class A	234,900	380,194
Ω	BOC Aviation Ltd.	545,500	4,112,017
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,834,543
	BOE Varitronix Ltd.	852,000	792,810
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,009,365
	Boyaa Interactive International Ltd.	87,000	56,300
	Bright Dairy & Food Co. Ltd., Class A	487,605	548,724
	Brilliance China Automotive Holdings Ltd.	16,650,000	8,147,833
	Bros Eastern Co. Ltd., Class A	302,700	218,827
	B-Soft Co. Ltd., Class A	298,340	167,669
	BTG Hotels Group Co. Ltd., Class A	286,313	528,049
	BYD Electronic International Co. Ltd.	570,500	3,115,156
	By-health Co. Ltd., Class A	136,700	212,365
*	C C Land Holdings Ltd.	14,255,429	2,104,391
	C&D International Investment Group Ltd.	2,244,996	3,688,125
	C&S Paper Co. Ltd., Class A	333,000	304,436
	Caitong Securities Co. Ltd., Class A	997,510	1,051,576
	Camel Group Co. Ltd., Class A	362,820	411,078
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	635,401	299,184
	Canmax Technologies Co. Ltd., Class A	227,716	685,692
	Canny Elevator Co. Ltd., Class A	197,400	184,255
	CCCC Design & Consulting Group Co. Ltd., Class A	310,900	365,483
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,209,600	736,442
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	2,054,970	$853,342
	Central China Land Media Co. Ltd., Class A	248,100	387,377
††	Central China Management Co. Ltd.	7,334,350	18,826
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,868,846
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	95,345
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	249,308
	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	1,039,995
	Changhong Meiling Co. Ltd., Class A	110,200	120,341
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	389,800	158,016
	Changjiang Publishing & Media Co. Ltd., Class A	177,300	221,107
	Changjiang Securities Co. Ltd., Class A	1,120,090	985,945
*	ChangYuan Technology Group Ltd., Class A	84,700	57,012
	Chaoju Eye Care Holdings Ltd.	61,500	23,972
	Chaowei Power Holdings Ltd.	2,674,000	491,793
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	198,770
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	345,492
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	221,174
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	405,554
	Chenguang Biotech Group Co. Ltd., Class A	82,100	94,607

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengxin Lithium Group Co. Ltd., Class A	201,500	$354,597
	Chengzhi Co. Ltd., Class A	345,111	352,151
*	China Aerospace International Holdings Ltd.	2,612,000	127,223
	China Aircraft Leasing Group Holdings Ltd.	467,500	199,166
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	226,970
	China BlueChemical Ltd., Class H	8,528,878	2,391,798
*Ω	China Bohai Bank Co. Ltd., Class H	1,335,500	161,370
	China CAMC Engineering Co. Ltd., Class A	266,600	284,371
	China Chunlai Education Group Co. Ltd.	34,000	18,469
	China Cinda Asset Management Co. Ltd., Class H	4,597,000	701,489
	China CITIC Bank Corp. Ltd., Class H	28,158,112	20,112,475
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	22,473,000	2,004,002
#	China Coal Energy Co. Ltd., Class H	10,409,000	11,964,464
	China Coal Xinji Energy Co. Ltd., Class A	37,600	36,777
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Communications Services Corp. Ltd., Class H	11,677,071	6,643,974
	China Conch Environment Protection Holdings Ltd.	1,265,000	112,311
	China Conch Venture Holdings Ltd.	5,136,000	4,157,036
	China Construction Bank Corp., Class H	352,917,101	287,173,988
	China CYTS Tours Holding Co. Ltd., Class A	193,700	268,400
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	123,100	$151,565
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,854,000	270,126
	China Education Group Holdings Ltd.	599,563	265,244
	China Electronics Huada Technology Co. Ltd.	350,000	57,891
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	95,669
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	2,724,000	333,118
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,015,332
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,313,726
	China Everbright Ltd.	3,585,869	2,254,227
Ω	China Feihe Ltd.	7,134,000	4,910,442
*	China First Heavy Industries Co. Ltd., Class A	510,700	185,219
	China Foods Ltd.	2,788,000	958,213
	China Galaxy Securities Co. Ltd., Class H	6,679,000	6,084,144
	China Gas Holdings Ltd.	12,211,400	10,122,910
*	China Glass Holdings Ltd.	1,092,000	53,391
*	China Gold International Resources Corp. Ltd. (2099 HK)	277,500	1,583,081
	China Great Wall Securities Co. Ltd., Class A	427,300	457,153
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	524,122
	China Hanking Holdings Ltd.	611,000	65,078
	China Harmony Auto Holding Ltd.	3,823,500	261,286

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China High Speed Transmission Equipment Group Co. Ltd.	1,698,000	$183,949
	China Hongqiao Group Ltd.	9,504,000	15,977,362
#††	China Huiyuan Juice Group Ltd.	4,182,433	188,190
	China International Marine Containers Group Co. Ltd., Class H	4,611,220	3,241,678
	China Jinmao Holdings Group Ltd.	3,283,750	385,229
	China Jushi Co. Ltd., Class A	1,274,241	1,989,412
	China Kepei Education Group Ltd.	1,630,000	304,897
	China Lesso Group Holdings Ltd.	4,908,000	2,138,985
	China Lilang Ltd.	1,720,000	884,068
*Ω	China Literature Ltd.	792,400	2,668,199
*	China Longevity Group Co. Ltd.	1,152,649	38,018
*	China Maple Leaf Educational Systems Ltd.	272,000	10,337
	China Medical System Holdings Ltd.	5,063,000	4,569,852
	China Meheco Group Co. Ltd., Class A	425,320	620,989
#	China Meidong Auto Holdings Ltd.	1,302,000	372,597
	China Mengniu Dairy Co. Ltd.	10,617,000	21,282,799
	China Merchants Bank Co. Ltd., Class H	8,431,500	46,373,936
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	477,400	844,778
	China Merchants Land Ltd.	1,842,000	59,445
	China Merchants Port Holdings Co. Ltd.	4,878,291	8,295,417
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	345,608
		Shares	Value»
CHINA — (Continued)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	$1,878,755
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	17,763,400	8,474,673
#	China Modern Dairy Holdings Ltd.	8,454,000	988,380
	China National Accord Medicines Corp. Ltd., Class A	161,707	573,084
#	China National Building Material Co. Ltd., Class H	19,147,250	9,157,754
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,561,263
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	282,543
	China National Medicines Corp. Ltd., Class A	230,000	1,023,671
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,490,526
Ω	China New Higher Education Group Ltd.	2,511,000	367,465
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	486,800	333,792
	China Nonferrous Mining Corp. Ltd.	3,437,000	2,266,146
*	China Oil & Gas Group Ltd.	18,900,000	394,336
	China Oilfield Services Ltd., Class H	6,418,000	5,745,040
	China Oriental Group Co. Ltd.	5,006,000	728,360
	China Overseas Grand Oceans Group Ltd.	8,111,742	1,818,263
	China Overseas Land & Investment Ltd.	10,785,500	17,190,089
	China Pacific Insurance Group Co. Ltd., Class H	3,830,400	11,409,928

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	95,493,575	$52,225,962
	China Petroleum Engineering Corp., Class A	296,500	141,021
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	339,400	326,285
	China Railway Group Ltd., Class H	11,902,000	5,763,967
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	597,766
	China Railway Materials Co. Ltd., Class A	1,060,400	370,937
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,305,642
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	244,143
*	China Rare Earth Holdings Ltd.	1,088,600	52,005
	China Reinsurance Group Corp., Class H	19,508,000	2,036,549
	China Resources Building Materials Technology Holdings Ltd.	10,948,000	2,120,414
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	927,971
	China Resources Gas Group Ltd.	1,291,500	4,390,244
	China Resources Land Ltd.	11,585,000	35,264,709
	China Resources Medical Holdings Co. Ltd.	3,993,500	1,922,023
Ω	China Resources Pharmaceutical Group Ltd.	7,726,500	5,198,529
#	China Risun Group Ltd.	3,584,000	1,252,283
*	China Sanjiang Fine Chemicals Co. Ltd.	3,861,000	945,517
	China Shenhua Energy Co. Ltd., Class H	5,995,000	24,174,824
		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	1,750,000	$1,862,443
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,144,726
	China Starch Holdings Ltd.	9,440,000	236,954
	China State Construction Engineering Corp. Ltd., Class A	12,788,706	9,959,533
	China State Construction International Holdings Ltd.	934,000	1,370,942
#*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	545,787
	China Taiping Insurance Holdings Co. Ltd.	6,253,200	9,334,407
	China Tianying, Inc., Class A	819,900	514,961
Ω	China Tower Corp. Ltd., Class H	167,822,000	24,173,506
*	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	3,790,734
	China TransInfo Technology Co. Ltd., Class A	218,682	248,398
	China Travel International Investment Hong Kong Ltd.	12,843,631	1,668,104
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	197,152
*	China Union Holdings Ltd., Class A	386,700	210,808
#*	China Vanke Co. Ltd., Class H	5,869,505	4,384,718
	China West Construction Group Co. Ltd., Class A	394,200	328,321
	China XD Electric Co. Ltd., Class A	48,300	48,592
	China XLX Fertiliser Ltd.	2,216,000	1,159,108
#	China Yongda Automobiles Services Holdings Ltd.	4,896,000	1,597,874
*Ω	China Youran Dairy Group Ltd.	1,461,000	368,573

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	China Yuhua Education Corp. Ltd.	470,000	$22,318
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	632,837
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,328,467
#††	China Zhongwang Holdings Ltd.	13,622,954	550,730
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	97,108
	Chinasoft International Ltd.	8,516,000	5,746,506
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	590,300
	Chongqing Changan Automobile Co. Ltd., Class A	1,691,009	2,932,865
	Chongqing Department Store Co. Ltd., Class A	125,084	515,070
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	357,601
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	90,741
	Chongqing Port Co. Ltd., Class A	184,000	119,673
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,784,000	7,212,658
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	610,677
	Chow Tai Seng Jewellery Co. Ltd., Class A	99,800	173,697
	CIMC Enric Holdings Ltd.	2,746,000	2,479,004
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	302,036
	CITIC Ltd.	16,287,483	18,452,747
	CITIC Resources Holdings Ltd.	12,492,000	553,485
	CITIC Securities Co. Ltd., Class H	90,825	247,455
		Shares	Value»
CHINA — (Continued)
	City Development Environment Co. Ltd., Class A	180,900	$320,494
	CMST Development Co. Ltd., Class A	759,700	618,845
*	CNFinance Holdings Ltd., ADR	5,312	6,534
	CNGR Advanced Material Co. Ltd., Class A	187,040	872,911
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	418,556
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,228,179
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	520,777	540,591
*	COFCO Biotechnology Co. Ltd., Class A	453,000	335,430
	COFCO Capital Holdings Co. Ltd., Class A	162,200	286,134
#*	COFCO Joycome Foods Ltd.	10,372,000	1,832,158
	COFCO Sugar Holding Co. Ltd., Class A	536,600	706,543
	Cofoe Medical Technology Co. Ltd., Class A	40,300	187,410
*	Comba Telecom Systems Holdings Ltd.	1,568,000	204,222
	Concord New Energy Group Ltd.	35,720,000	2,184,275
	Consun Pharmaceutical Group Ltd.	2,094,000	2,118,229
*††	Coolpad Group Ltd.	12,062,079	17,028
	COSCO SHIPPING Development Co. Ltd., Class H	14,452,000	1,923,445
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	3,940,000	3,635,469
	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	20,949,161
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	1,861,426

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Ports Ltd.	6,039,413	$3,494,215
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	623,415
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	264,673
	CRRC Corp. Ltd., Class H	3,275,000	2,073,539
	CSG Holding Co. Ltd., Class A	632,849	435,041
	CSPC Pharmaceutical Group Ltd.	11,200,000	6,456,558
	CSSC Hong Kong Shipping Co. Ltd.	1,938,000	432,410
	CSSC Science & Technology Co. Ltd., Class A	110,400	182,014
	CTS International Logistics Corp. Ltd., Class A	559,470	471,266
	Dajin Heavy Industry Co. Ltd., Class A	65,400	179,106
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	424,524
	Daqin Railway Co. Ltd., Class A	3,556,661	3,264,690
	Dashang Co. Ltd., Class A	126,288	459,298
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	105,380
	Deppon Logistics Co. Ltd., Class A	193,700	390,372
*	Dezhan Healthcare Co. Ltd., Class A	555,200	229,949
	DHC Software Co. Ltd., Class A	523,200	514,504
	Dian Diagnostics Group Co. Ltd., Class A	203,900	294,554
	Digital China Group Co. Ltd., Class A	90,100	407,914
#	Digital China Holdings Ltd.	1,429,000	531,320
	Do-Fluoride New Materials Co. Ltd., Class A	178,200	277,229
	Dongfang Electric Corp. Ltd., Class H	859,000	995,937
	DongFeng Automobile Co. Ltd., Class A	132,900	122,380
		Shares	Value»
CHINA — (Continued)
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	$415,722
	Dongguan Development Holdings Co. Ltd., Class A	308,200	427,499
	Dongxing Securities Co. Ltd., Class A	523,100	766,749
	Dongyue Group Ltd.	5,705,000	6,087,192
	Dynagreen Environmental Protection Group Co. Ltd., Class H	750,000	321,673
	Easyhome New Retail Group Co. Ltd., Class A	1,224,400	576,437
	E-Commodities Holdings Ltd.	5,880,000	846,831
	Edvantage Group Holdings Ltd.	351,596	93,182
	EEKA Fashion Holdings Ltd.	99,000	109,483
*††	Elion Energy Co. Ltd., Class A	807,498	32,235
	ENN Natural Gas Co. Ltd., Class A	219,900	619,828
	Era Co. Ltd., Class A	302,300	176,363
	Essex Bio-technology Ltd.	207,000	76,569
	Eternal Asia Supply Chain Management Ltd., Class A	1,008,900	572,274
#	EVA Precision Industrial Holdings Ltd.	4,192,000	340,026
	Ever Sunshine Services Group Ltd.	986,000	233,569
#Ω	Everbright Securities Co. Ltd., Class H	282,600	276,151
	Fangda Carbon New Material Co. Ltd., Class A	811,294	508,218
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	421,664
	Far East Horizon Ltd.	8,098,000	5,971,868
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	233,102
	FAW Jiefang Group Co. Ltd., Class A	418,452	453,862
	FAWER Automotive Parts Co. Ltd., Class A	470,012	335,443

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Feilong Auto Components Co. Ltd., Class A	150,600	$275,001
	FESCO Group Co. Ltd., Class A	43,700	112,652
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	238,578	622,826
*	FIH Mobile Ltd.	3,885,000	400,371
	FinVolution Group, ADR	488,484	3,732,018
	Flat Glass Group Co. Ltd., Class H	162,000	239,923
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	228,400
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	193,882
	Fosun International Ltd.	8,613,683	4,710,103
	Founder Securities Co. Ltd., Class A	713,607	769,952
	Fu Shou Yuan International Group Ltd.	1,179,000	649,669
	Fufeng Group Ltd.	8,809,000	5,891,911
	Fujian Funeng Co. Ltd., Class A	644,857	816,358
	Fujian Star-net Communication Co. Ltd., Class A	157,171	424,586
	Fujian Sunner Development Co. Ltd., Class A	329,998	642,998
	Fushun Special Steel Co. Ltd., Class A	306,700	227,145
Ω	Ganfeng Lithium Group Co. Ltd., Class H	288,400	719,985
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	500,660
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	334,935
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	176,895
	GCL Energy Technology Co. Ltd., Class A	367,800	374,575
#*	GCL Technology Holdings Ltd.	28,393,000	4,482,019
		Shares	Value»
CHINA — (Continued)
*	GDS Holdings Ltd. (9698 HK), Class A	1,979,100	$5,350,202
	Geely Automobile Holdings Ltd.	22,192,000	41,086,193
	GEM Co. Ltd., Class A	1,230,500	1,078,441
	Gemdale Corp., Class A	913,454	578,270
	Gemdale Properties & Investment Corp. Ltd.	26,496,000	922,785
Ω	Genertec Universal Medical Group Co. Ltd.	3,809,000	2,353,609
	GF Securities Co. Ltd., Class H	2,865,000	3,885,468
	Giant Network Group Co. Ltd., Class A	283,200	496,678
#*	Global New Material International Holdings Ltd.	44,000	20,509
*	Glorious Property Holdings Ltd.	11,363,000	14,561
	GoerTek, Inc., Class A	232,031	888,774
	Goldwind Science & Technology Co. Ltd., Class H	2,985,800	2,092,724
*	Goodbaby International Holdings Ltd.	202,000	28,691
	Gotion High-tech Co. Ltd., Class A	375,583	1,072,367
	Grand Pharmaceutical Group Ltd.	3,827,000	2,075,573
*	Grandjoy Holdings Group Co. Ltd., Class A	347,100	126,924
	Greatview Aseptic Packaging Co. Ltd.	2,232,000	752,488
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,577,717
#	Greentown China Holdings Ltd.	5,334,591	5,913,777
Ω	Greentown Management Holdings Co. Ltd.	440,000	165,268
	Greentown Service Group Co. Ltd.	2,246,000	1,046,739
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	410,210

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong DFP New Material Group Co. Ltd.	374,896	$170,156
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	940,337
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	311,434
	Guangdong Dowstone Technology Co. Ltd., Class A	156,300	284,157
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	253,985
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	374,738
	Guangdong Goworld Co. Ltd., Class A	105,400	149,663
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	139,245
	Guangdong HEC Technology Holding Co. Ltd., Class A	363,000	597,539
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	461,740
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	215,447
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	48,000	150,362
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	506,235
	Guangdong South New Media Co. Ltd., Class A	21,400	117,624
	Guangdong Tapai Group Co. Ltd., Class A	353,173	382,483
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	279,616
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	552,999
		Shares	Value»
CHINA — (Continued)
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	$268,473
	Guanghui Energy Co. Ltd., Class A	2,091,738	1,756,913
*	Guanghui Logistics Co. Ltd., Class A	331,600	431,666
	Guangshen Railway Co. Ltd., Class H	3,306,000	895,249
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	819,425
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	370,626
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	192,515
#	Guangzhou Automobile Group Co. Ltd., Class H	7,164,000	2,812,812
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	821,764
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,404,977
	Guangzhou Development Group, Inc., Class A	54,300	46,646
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	402,742
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	282,554
	Guangzhou Port Co. Ltd., Class A	750,600	330,974
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	524,176
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	760,573
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	166,400	209,744
	Guizhou Chanhen Chemical Corp., Class A	73,100	226,151

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	$324,486
	Guizhou Tyre Co. Ltd., Class A	343,800	229,433
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	306,172
	Guizhou Zhenhua E-chem, Inc., Class A	74,103	102,366
	Guosen Securities Co. Ltd., Class A	1,108,827	1,580,491
Ω	Guotai Junan Securities Co. Ltd., Class H	699,000	1,037,446
	Guoyuan Securities Co. Ltd., Class A	915,650	1,003,221
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,372,845
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	36,028
	Hainan Drinda New Energy Technology Co. Ltd., Class A	9,200	71,691
*	Hainan Meilan International Airport Co. Ltd., Class H	402,000	408,527
	Hainan Mining Co. Ltd., Class A	221,800	207,547
	Haitian International Holdings Ltd.	1,462,000	3,886,811
	Haitong Securities Co. Ltd., Class H	7,992,400	6,994,270
	Hand Enterprise Solutions Co. Ltd., Class A	192,800	524,388
	Hangxiao Steel Structure Co. Ltd., Class A	891,722	302,999
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	751,277
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	798,765
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	26,300	141,828
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	112,776	195,584
	Hangzhou Iron & Steel Co., Class A	463,000	331,876
		Shares	Value»
CHINA — (Continued)
	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	$89,452
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	433,322
	Han's Laser Technology Industry Group Co. Ltd., Class A	106,314	376,413
	Harbin Electric Co. Ltd., Class H	3,381,474	1,380,052
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	94,403	142,385
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	261,676
	HBIS Resources Co. Ltd., Class A	193,700	380,751
	Health & Happiness H&H International Holdings Ltd.	782,000	821,147
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	209,419
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	101,600	153,494
	Hello Group, Inc., Sponsored ADR	656,655	4,721,349
	Henan Liliang Diamond Co. Ltd., Class A	68,100	308,875
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	535,593
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,300	1,168,117
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	27,032
*	Henan Yicheng New Energy Co. Ltd., Class A	358,240	188,040
	Henan Yuguang Gold & Lead Co. Ltd., Class A	346,705	318,226
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	299,573

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	$233,664
	Hengan International Group Co. Ltd.	1,931,000	5,286,357
*	Hengdeli Holdings Ltd.	7,259,910	114,661
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	3,478,932
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,413,670
	Hengyi Petrochemical Co. Ltd., Class A	915,641	775,166
	Hesteel Co. Ltd., Class A	3,173,600	940,680
*	Hi Sun Technology China Ltd.	1,452,000	56,026
	Hisense Visual Technology Co. Ltd., Class A	396,500	1,295,613
	Hitevision Co. Ltd., Class A	59,800	195,283
	HLA Group Corp. Ltd., Class A	1,438,000	1,743,765
*	HNA Technology Co. Ltd., Class A	637,300	219,857
	Hongli Zhihui Group Co. Ltd., Class A	186,400	173,707
*	Hopson Development Holdings Ltd.	6,099,208	2,338,539
	Horizon Construction Development Ltd.	1,905,554	297,538
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	937,419
	Hoyuan Green Energy Co. Ltd., Class A	134,227	286,340
Ω	Hua Hong Semiconductor Ltd.	1,055,000	3,126,393
	Huaan Securities Co. Ltd., Class A	147,800	114,562
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	161,390
	Huadian Heavy Industries Co. Ltd., Class A	74,300	68,927
	Huafon Chemical Co. Ltd., Class A	1,469,848	1,641,343
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	343,308	286,050
	Huafu Fashion Co. Ltd., Class A	454,700	295,045
		Shares	Value»
CHINA — (Continued)
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	$1,668,552
	Huaihe Energy Group Co. Ltd., Class A	1,163,100	534,096
	Huangshan Tourism Development Co. Ltd., Class A	137,300	209,901
	Huapont Life Sciences Co. Ltd., Class A	604,400	321,084
Ω	Huatai Securities Co. Ltd., Class H	3,745,000	6,449,177
	Huaxi Securities Co. Ltd., Class A	534,955	594,334
	Huaxia Bank Co. Ltd., Class A	4,023,487	4,216,571
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	1,001,417
	Huayu Automotive Systems Co. Ltd., Class A	1,028,845	2,385,391
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	836,300	439,293
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	190,224
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,294	522,739
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,123,288
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	246,404
	Hubei Zhenhua Chemical Co. Ltd., Class A	109,600	193,733
	Huishang Bank Corp. Ltd., Class H	810,900	257,123
	Humanwell Healthcare Group Co. Ltd., Class A	366,000	1,097,296
	Hunan Aihua Group Co. Ltd., Class A	97,600	207,912
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,400	435,623
	Hunan Valin Steel Co. Ltd., Class A	2,373,580	1,485,448
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	275,741

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	262,000	$429,175
*	Hytera Communications Corp. Ltd., Class A	435,500	743,219
*	HyUnion Holding Co. Ltd., Class A	195,300	149,815
	IKD Co. Ltd., Class A	225,000	549,951
*Ω	IMAX China Holding, Inc.	76,600	73,124
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	123,094,799
	Industrial Bank Co. Ltd., Class A	6,143,453	17,230,497
	Industrial Securities Co. Ltd., Class A	1,396,592	1,152,635
	Infore Environment Technology Group Co. Ltd., Class A	830,356	546,631
#*Ω	Ingdan, Inc.	1,339,000	216,621
	Inkeverse Group Ltd.	1,796,000	401,601
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,039,273
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,301,344
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	449,634
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,635,451	1,904,194
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	601,498
	Inspur Digital Enterprise Technology Ltd.	54,000	30,791
	Intco Medical Technology Co. Ltd., Class A	140,073	525,927
#*	iQIYI, Inc., ADR	1,808,670	3,924,814
*	IRICO Display Devices Co. Ltd., Class A	625,900	732,326
	JA Solar Technology Co. Ltd., Class A	737,600	1,265,795
	Jade Bird Fire Co. Ltd., Class A	185,700	293,494
	Jangho Group Co. Ltd., Class A	536,100	393,121
		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	498,346	$2,676,638
*Ω	JD Health International, Inc.	1,973,050	8,169,885
*Ω	JD Logistics, Inc.	4,936,900	8,501,223
	JD.com, Inc. (9618 HK), Class A	3,901,850	79,366,827
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	346,930
	Jiangling Motors Corp. Ltd., Class A	245,529	765,072
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	298,231
	Jiangsu Azure Corp., Class A	282,600	477,929
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	271,610
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	170,710
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,012,508	1,035,071
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	248,423
	Jiangsu Eastern Shenghong Co. Ltd., Class A	925,657	1,093,964
	Jiangsu General Science Technology Co. Ltd., Class A	425,300	325,455
	Jiangsu Guomao Reducer Co. Ltd., Class A	312,000	588,656
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	554,641
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	303,751
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	393,337
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	104,500	189,962

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	$541,746
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	244,100	379,425
	Jiangsu Shagang Co. Ltd., Class A	629,500	461,983
	Jiangsu Shentong Valve Co. Ltd., Class A	78,700	132,859
*	Jiangsu Sopo Chemical Co., Class A	193,129	190,038
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	544,400	401,939
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	426,790
	Jiangsu Zhongtian Technology Co. Ltd., Class A	703,700	1,326,001
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	339,955
	Jiangxi Copper Co. Ltd., Class H	3,639,000	5,775,675
	Jiangxi Ganyue Expressway Co. Ltd., Class A	597,800	441,892
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	341,052
	Jihua Group Corp. Ltd., Class A	516,900	181,809
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	555,062
*	Jilin Chemical Fibre, Class A	597,800	280,885
#	Jinchuan Group International Resources Co. Ltd.	1,899,000	127,474
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	209,162
#	JinkoSolar Holding Co. Ltd., ADR	154,231	3,203,378
	Jinlei Technology Co. Ltd., Class A	75,500	203,012
	Jinmao Property Services Co. Ltd.	458,891	146,276
		Shares	Value»
CHINA — (Continued)
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	$1,209,377
	Jinneng Science&Technology Co. Ltd., Class A	299,933	231,067
Ω	Jinxin Fertility Group Ltd.	7,884,000	2,462,230
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	207,001
#Ω	Jiumaojiu International Holdings Ltd.	685,000	232,143
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	985,904
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	657,116	988,203
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,198,723	824,721
	Joy City Property Ltd.	19,244,000	505,105
	JS Corrugating Machinery Co. Ltd., Class A	176,100	294,652
#*Ω	JS Global Lifestyle Co. Ltd.	626,000	147,182
	JSTI Group, Class A	398,875	523,554
*	Ju Teng International Holdings Ltd.	5,054,249	566,398
	Juewei Food Co. Ltd., Class A	116,500	234,294
	Jutal Offshore Oil Services Ltd.	590,000	53,680
	Kailuan Energy Chemical Co. Ltd., Class A	230,700	208,039
	Kaishan Group Co. Ltd., Class A	234,700	312,142
*Ω	Kangda International Environmental Co. Ltd.	842,000	31,402
	Keda Industrial Group Co. Ltd., Class A	368,200	411,724
	Keeson Technology Corp. Ltd., Class A	14,200	21,878
	Kinetic Development Group Ltd.	2,346,000	373,461
	Kingboard Holdings Ltd.	3,104,345	7,910,579
	Kingboard Laminates Holdings Ltd.	1,960,000	1,965,655

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	$773,873
	KPC Pharmaceuticals, Inc., Class A	164,500	368,407
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	120,000	170,262
	Kuangda Technology Group Co. Ltd., Class A	202,300	136,833
	Kunlun Energy Co. Ltd.	19,424,000	18,546,661
*	KWG Living Group Holdings Ltd.	3,383,250	149,065
	Lao Feng Xiang Co. Ltd., Class A	127,454	908,283
	Laobaixing Pharmacy Chain JSC, Class A	176,220	381,240
	LB Group Co. Ltd., Class A	443,033	1,110,302
	Lee & Man Chemical Co. Ltd.	254,000	131,200
	Lee & Man Paper Manufacturing Ltd.	5,553,000	1,599,334
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	163,911
*Ω	Legend Holdings Corp., Class H	2,595,200	2,453,463
	Lens Technology Co. Ltd., Class A	946,961	3,409,263
	Leo Group Co. Ltd., Class A	1,478,500	736,522
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	446,636
	LexinFintech Holdings Ltd., ADR	392,955	3,104,344
	Leyard Optoelectronic Co. Ltd., Class A	543,600	444,561
	Li Ning Co. Ltd.	9,221,500	19,069,308
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	230,116
	Liaoning Cheng Da Co. Ltd., Class A	202,900	273,235
*	Lier Chemical Co. Ltd., Class A	264,760	309,562
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	161,535
#	Lingbao Gold Group Co. Ltd., Class H	214,000	130,906
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	157,733
		Shares	Value»
CHINA — (Continued)
	Livzon Pharmaceutical Group, Inc., Class H	169,900	$575,456
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	321,578
#	LK Technology Holdings Ltd.	855,000	306,123
	Loncin Motor Co. Ltd., Class A	425,100	595,660
Ω	Longfor Group Holdings Ltd.	5,954,000	7,568,070
	LONGi Green Energy Technology Co. Ltd., Class A	1,281,600	2,628,775
	Longshine Technology Group Co. Ltd., Class A	153,100	214,244
	Lonking Holdings Ltd.	11,218,000	2,438,285
	Lucky Harvest Co. Ltd., Class A	57,405	342,196
	Luenmei Quantum Co. Ltd., Class A	435,103	333,152
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	127,402
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,046,376
#*Ω	Luye Pharma Group Ltd.	9,232,500	2,470,915
#*	Maanshan Iron & Steel Co. Ltd., Class H	1,410,000	316,076
	Maccura Biotechnology Co. Ltd., Class A	183,900	313,639
	Mango Excellent Media Co. Ltd., Class A	352,394	1,353,187
#*Ω	Maoyan Entertainment	1,552,200	1,725,202
Ω	Medlive Technology Co. Ltd.	44,500	49,990
	Meihua Holdings Group Co. Ltd., Class A	578,700	802,106
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	902,400	543,041
	Mesnac Co. Ltd., Class A	209,900	252,700
	Metallurgical Corp. of China Ltd., Class H	10,389,000	2,034,295
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	238,366

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Midea Real Estate Holding Ltd.	623,600	$234,590
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	192,008
	Ming Yang Smart Energy Group Ltd., Class A	459,600	658,983
*	Mingfa Group International Co. Ltd.	608,000	7,774
	Minmetals Capital Co. Ltd., Class A	319,500	264,576
*	Minmetals Development Co. Ltd., Class A	144,100	137,150
*	Minmetals Land Ltd.	3,491,205	132,184
*	Minth Group Ltd.	3,244,000	6,479,124
	MLS Co. Ltd., Class A	513,262	576,871
*	MMG Ltd.	10,091,200	3,323,324
*Ω	Mobvista, Inc.	48,000	44,235
	Monalisa Group Co. Ltd., Class A	39,200	50,396
	Moon Environment Technology Co. Ltd., Class A	254,400	419,981
	Morimatsu International Holdings Co. Ltd.	340,000	206,136
	MYS Group Co. Ltd., Class A	393,300	184,933
	NanJi E-Commerce Co. Ltd., Class A	592,700	405,632
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	232,202
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,046,278
	Nanjing Pharmaceutical Co. Ltd., Class A	154,500	104,229
*	Nanjing Tanker Corp., Class A	1,203,000	529,750
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	370,904
	NetDragon Websoft Holdings Ltd.	1,115,500	1,453,531
	Neusoft Corp., Class A	147,700	193,281
	New China Life Insurance Co. Ltd., Class H	804,500	2,517,779
*	New Hope Liuhe Co. Ltd., Class A	386,400	463,704
		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group Ltd.	3,918,000	$1,815,538
#*	Nine Dragons Paper Holdings Ltd.	6,896,000	2,803,008
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	457,348
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	484,278
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	354,652
	Ningbo Joyson Electronic Corp., Class A	430,241	1,013,934
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	186,607
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	122,313	535,004
	Ningbo Shanshan Co. Ltd., Class A	310,000	297,595
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	315,867
	Ningbo Yunsheng Co. Ltd., Class A	300,284	314,516
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	680,921
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	191,328
*	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	150,492
	NKY Medical Holdings Ltd., Class A	104,800	202,871
	Noah Holdings Ltd., Sponsored ADR	69,175	731,871
	Norinco International Cooperation Ltd., Class A	221,500	296,072
	North China Pharmaceutical Co. Ltd., Class A	282,900	216,413
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	259,286
	North Industries Group Red Arrow Co. Ltd., Class A	157,300	296,393

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	$313,489
	Northeast Securities Co. Ltd., Class A	507,400	536,947
*	Nuode New Materials Co. Ltd., Class A	670,950	343,155
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	883,006
	Onewo, Inc., Class H	276,500	783,675
	Oppein Home Group, Inc., Class A	100,410	907,201
	Opple Lighting Co. Ltd., Class A	97,400	223,322
	ORG Technology Co. Ltd., Class A	823,720	572,102
	Orient International Enterprise Ltd., Class A	231,000	207,952
	Orient Overseas International Ltd.	390,000	5,221,019
#Ω	Orient Securities Co. Ltd., Class H	848,000	548,800
*	Oriental Energy Co. Ltd., Class A	447,680	605,338
	Oriental Pearl Group Co. Ltd., Class A	676,760	692,319
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	139,885
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	409,566
	PCI Technology Group Co. Ltd., Class A	72,600	45,387
*	Pengxin International Mining Co. Ltd., Class A	578,905	251,469
	People's Insurance Co. Group of China Ltd. , Class H	20,397,000	10,438,804
	PetroChina Co. Ltd., Class H	90,670,000	69,320,944
	PICC Property & Casualty Co. Ltd., Class H	10,553,000	17,145,772
	Ping An Bank Co. Ltd., Class A	5,684,013	9,002,606
	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	108,565,202
		Shares	Value»
CHINA — (Continued)
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	$1,182,363
*	Polaris Bay Group Co. Ltd., Class A	338,000	315,579
	Poly Property Group Co. Ltd.	9,549,870	1,797,980
	Poly Property Services Co. Ltd., Class H	31,800	112,181
	Pony Testing International Group Co. Ltd., Class A	82,000	84,104
	Porton Pharma Solutions Ltd., Class A	107,900	235,059
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,056,000	17,942,995
	Pou Sheng International Holdings Ltd.	9,206,000	591,875
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,877,480
	Prinx Chengshan Holdings Ltd.	214,000	212,136
	PW Medtech Group Ltd.	1,439,000	169,837
*	Q Technology Group Co. Ltd.	870,000	870,585
*	Qi An Xin Technology Group, Inc., Class A	50,335	174,624
	Qifu Technology, Inc., ADR	116,702	4,656,410
	Qingdao Citymedia Co. Ltd., Class A	113,300	106,804
	Qingdao East Steel Tower Stock Co. Ltd., Class A	370,700	363,893
	Qingdao Gaoce Technology Co. Ltd., Class A	159,623	219,994
	Qingdao Gon Technology Co. Ltd., Class A	68,735	228,101
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	410,958
Ω	Qingdao Port International Co. Ltd., Class H	933,000	725,832
	Qingdao Rural Commercial Bank Corp., Class A	1,475,200	608,695

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	$863,321
	Qingdao Topscomm Communication, Inc., Class A	56,400	50,995
*	Qingling Motors Co. Ltd., Class H	1,402,000	89,127
	Qinhuangdao Port Co. Ltd., Class H	1,317,500	349,386
*	Qudian, Inc., Sponsored ADR	163,968	462,390
	Rainbow Digital Commercial Co. Ltd., Class A	392,676	255,247
*Ω	Red Star Macalline Group Corp. Ltd., Class H	353,097	68,437
*Ω	Redco Properties Group Ltd.	3,306,000	64,492
	Renhe Pharmacy Co. Ltd., Class A	469,900	363,802
	Rianlon Corp., Class A	58,219	226,060
	Risen Energy Co. Ltd., Class A	254,100	375,149
*	RiseSun Real Estate Development Co. Ltd., Class A	183,500	35,210
	Riyue Heavy Industry Co. Ltd., Class A	226,809	378,502
	Rizhao Port Co. Ltd., Class A	691,400	290,154
	Rongsheng Petrochemical Co. Ltd., Class A	104,700	127,628
*	Roshow Technology Co. Ltd., Class A	396,100	407,823
	Runjian Co. Ltd., Class A	53,400	237,260
	SAIC Motor Corp. Ltd., Class A	1,247,273	2,952,717
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,038,344
*	Sansteel Minguang Co. Ltd. Fujian, Class A	826,680	372,733
	Sansure Biotech, Inc., Class A	76,957	214,522
	Sany Heavy Equipment International Holdings Co. Ltd.	1,864,000	1,210,123
	Sany Heavy Industry Co. Ltd., Class A	1,204,542	2,677,234
	Satellite Chemical Co. Ltd., Class A	403,731	1,116,596
		Shares	Value»
CHINA — (Continued)
	Sealand Securities Co. Ltd., Class A	1,155,795	$638,167
*	Seazen Group Ltd.	7,918,857	1,759,754
*	Seazen Holdings Co. Ltd., Class A	456,915	712,170
	S-Enjoy Service Group Co. Ltd.	244,000	92,538
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	236,867
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	496,801
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,354,908
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	250,298
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	364,622
*	Shandong Chenming Paper Holdings Ltd., Class H	967,727	126,728
	Shandong Haihua Co. Ltd., Class A	203,700	145,966
*	Shandong Hi-Speed New Energy Group Ltd.	97,600	22,205
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	359,300	284,510
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	1,513,860
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	86,780
	Shandong Humon Smelting Co. Ltd., Class A	275,500	415,084
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	173,467
	Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	297,395

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co. Ltd., Class A	460,787	$1,151,933
	Shandong Lukang Pharma, Class A	162,100	199,524
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,731,515
	Shandong Publishing & Media Co. Ltd., Class A	363,633	560,972
	Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,702,665
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	195,396
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,987,600	5,609,089
	Shandong Xiantan Co. Ltd., Class A	217,200	173,963
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	247,400	224,053
	Shanghai AJ Group Co. Ltd., Class A	540,452	359,357
	Shanghai Bailian Group Co. Ltd., Class A	493,700	664,420
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	158,842
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	225,646
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	312,919
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	817,376
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	344,694
#*	Shanghai Electric Group Co. Ltd., Class H	8,194,000	2,789,360
	Shanghai Environment Group Co. Ltd., Class A	360,586	391,411
	Shares	Value»
CHINA — (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,018,500	$1,716,916
Shanghai Huayi Group Co. Ltd., Class A	274,300	255,680
Shanghai Industrial Holdings Ltd.	2,000,918	2,909,741
Shanghai Industrial Urban Development Group Ltd.	9,898,501	426,886
Shanghai International Airport Co. Ltd., Class A	113,300	519,327
Shanghai Jahwa United Co. Ltd., Class A	129,800	279,442
Shanghai Jinjiang International Hotels Co. Ltd., Class A	243,850	887,719
Shanghai Liangxin Electrical Co. Ltd., Class A	531,500	500,853
Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	490,658
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	200,558	250,429
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	431,071
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,523,300	4,009,033
Shanghai Pudong Construction Co. Ltd., Class A	244,593	205,600
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	8,621,458
Shanghai Putailai New Energy Technology Co. Ltd., Class A	470,550	956,867
Shanghai QiFan Cable Co. Ltd., Class A	60,300	126,755
Shanghai RAAS Blood Products Co. Ltd., Class A	1,453,262	1,397,867
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	1,871,128

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	260,300	$421,160
	Shanghai Stonehill Technology Co. Ltd., Class A	1,200,200	676,154
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	202,280
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	556,163
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	369,847
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	787,562	610,819
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	419,302
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	492,031
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	402,261
	Shantui Construction Machinery Co. Ltd., Class A	441,300	610,385
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	228,873
	Shanxi Coal International Energy Group Co. Ltd., Class A	231,700	352,954
	Shanxi Coking Co. Ltd., Class A	68,900	36,306
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,823,765	1,863,290
	Shanxi Guoxin Energy Corp. Ltd., Class A	194,600	64,250
	Shanxi Hi-speed Group Co. Ltd., Class A	188,800	124,160
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	413,411
		Shares	Value»
CHINA — (Continued)
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,040,880	$1,805,650
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	497,111
	Shanxi Securities Co. Ltd., Class A	586,460	487,624
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	747,993
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	49,225
	Shanying International Holding Co. Ltd., Class A	718,200	167,345
	Shenghe Resources Holding Co. Ltd., Class A	36,393	53,600
	Shenma Industry Co. Ltd., Class A	312,300	321,028
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	946,400	264,605
	Shenzhen Agricultural Power Group Co. Ltd., Class A	319,341	289,811
	Shenzhen Airport Co. Ltd., Class A	597,901	582,712
	Shenzhen Aisidi Co. Ltd., Class A	143,300	250,937
	Shenzhen Desay Battery Technology Co., Class A	85,030	264,779
*	Shenzhen Dynanonic Co. Ltd., Class A	29,000	128,795
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	100	121
	Shenzhen Gas Corp. Ltd., Class A	489,200	447,808
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	343,590
	Shenzhen Hopewind Electric Co. Ltd., Class A	150,200	652,368
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,763	47,057
	Shenzhen International Holdings Ltd.	6,493,989	5,812,561

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment Ltd.	12,596,414	$1,312,543
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	209,275
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	255,770
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	213,811
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	595,006
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	728,671
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	287,123
	Shenzhen Leaguer Co. Ltd., Class A	355,700	393,439
	Shenzhen Microgate Technology Co. Ltd., Class A	41,900	70,409
	Shenzhen MTC Co. Ltd., Class A	1,514,528	1,120,957
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	687,100	208,271
	Shenzhen Noposin Crop Science Co. Ltd., Class A	262,600	357,696
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,645,261	554,227
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,029,000	166,603
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	349,302
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	291,708	418,954
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	334,226
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	158,545
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	459,900	300,328
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	327,490
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	$678,962
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	102,600	249,812
	Shinva Medical Instrument Co. Ltd., Class A	112,750	249,847
	Shoucheng Holdings Ltd.	7,495,683	956,864
	Shougang Fushan Resources Group Ltd.	9,874,819	3,023,773
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	629,800	469,602
	Shui On Land Ltd.	16,509,803	1,359,337
	Sichuan Development Lomon Co. Ltd., Class A	406,900	734,689
	Sichuan EM Technology Co. Ltd., Class A	211,900	231,218
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,939,500	508,271
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	288,566
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,120,018
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	275,248
	Sichuan New Energy Power Co. Ltd., Class A	303,200	459,232
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,843,298	1,825,909
	Sichuan Yahua Industrial Group Co. Ltd., Class A	255,400	464,463
	Sihuan Pharmaceutical Holdings Group Ltd.	3,266,000	248,886
	Sino Biopharmaceutical Ltd.	793,000	288,279
*	Sinochem International Corp., Class A	673,631	348,534

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	11,308,000	$1,630,258
*	Sinolink Worldwide Holdings Ltd.	5,951,714	103,807
	Sinoma International Engineering Co., Class A	768,300	1,014,134
	Sinoma Science & Technology Co. Ltd., Class A	509,362	855,632
	Sinomach Automobile Co. Ltd., Class A	391,700	343,901
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	331,050
	Sinomach Precision Industry Group Co. Ltd., Class A	50,200	90,633
	Sinomine Resource Group Co. Ltd., Class A	120,820	631,252
	Sinopec Engineering Group Co. Ltd., Class H	7,282,500	5,828,158
	Sinopec Kantons Holdings Ltd.	4,620,000	2,594,513
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	11,436,000	1,781,757
	Sinopharm Group Co. Ltd., Class H	6,081,200	16,083,185
	Sino-Platinum Metals Co. Ltd., Class A	116,900	221,582
	Sinosteel Engineering & Technology Co. Ltd., Class A	678,800	602,917
	Sinosteel New Materials Co. Ltd., Class A	102,600	103,142
	Sinotrans Ltd., Class H	10,042,000	4,790,986
	Sinotruk Hong Kong Ltd.	2,865,835	8,352,271
	Sinotruk Jinan Truck Co. Ltd., Class A	354,758	907,439
	Skyworth Digital Co. Ltd., Class A	65,300	109,326
	Skyworth Group Ltd.	6,321,114	2,183,455
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	350,211
*	SOHO China Ltd.	8,973,888	751,257
	SooChow Securities Co. Ltd., Class A	1,013,030	1,052,701
*	South Manganese Investment Ltd.	1,336,000	58,785
		Shares	Value»
CHINA — (Continued)
	Southern Publishing & Media Co. Ltd., Class A	211,100	$469,145
	Southwest Securities Co. Ltd., Class A	910,400	549,006
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	228,988
	SSY Group Ltd.	3,150,000	1,280,551
	Stanley Agricultural Group Co. Ltd., Class A	346,000	346,560
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	441,468
	State Grid Yingda Co. Ltd., Class A	798,300	559,757
	STO Express Co. Ltd., Class A	166,400	244,505
	Sumec Corp. Ltd., Class A	415,300	545,436
	Sun Art Retail Group Ltd.	5,455,000	1,193,144
	Suning Universal Co. Ltd., Class A	1,023,305	315,773
	Sunrise Group Co. Ltd., Class A	194,800	152,439
*	Sunstone Development Co. Ltd., Class A	94,600	187,535
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	306,775
	Sunwoda Electronic Co. Ltd., Class A	384,600	1,136,311
	Suzhou Anjie Technology Co. Ltd., Class A	92,100	193,105
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	893,375	420,533
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	214,763
*	Taiyuan Heavy Industry Co. Ltd., Class A	370,600	121,277
*	Tangrenshen Group Co. Ltd., Class A	385,300	259,441
*	Tangshan Jidong Cement Co. Ltd., Class A	570,544	390,495
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,026,448

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	$489,418
	Tayho Advanced Materials Group Co. Ltd., Class A	291,300	361,073
	TBEA Co. Ltd., Class A	1,143,998	1,886,150
	TCL Electronics Holdings Ltd.	4,535,666	3,977,130
	TCL Technology Group Corp., Class A	4,338,998	3,006,058
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	771,700	885,560
	TDG Holdings Co. Ltd., Class A	321,400	305,392
	Ten Pao Group Holdings Ltd.	304,000	59,688
	Tian An China Investment Co. Ltd.	4,049,000	2,410,464
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	979,934
	Tiangong International Co. Ltd.	5,220,000	1,248,449
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,953
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	668,911	321,506
	Tianjin Port Co. Ltd., Class A	686,668	450,768
	Tianjin Port Development Holdings Ltd.	13,809,657	1,202,920
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	198,149
	Tianjin Teda Co. Ltd., Class A	134,611	71,166
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	377,761	273,549
*	Tianma Microelectronics Co. Ltd., Class A	628,602	727,909
	Tianneng Battery Group Co. Ltd., Class A	81,158	296,183
#	Tianneng Power International Ltd.	3,920,000	3,770,839
		Shares	Value»
CHINA — (Continued)
#	Tianqi Lithium Corp., Class H	128,400	$373,381
	Tianrun Industry Technology Co. Ltd., Class A	286,100	216,171
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,765,065
	TianShan Material Co. Ltd., Class A	469,700	344,586
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,473,286
	Titan Wind Energy Suzhou Co. Ltd., Class A	375,700	372,291
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	328,234
	Toly Bread Co. Ltd., Class A	413,335	330,887
	Tomson Group Ltd.	1,803,763	692,562
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,507,000	1,573,846
	Tongkun Group Co. Ltd., Class A	547,222	901,528
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	424,000	403,748
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,621,626
	Tongwei Co. Ltd., Class A	315,414	887,314
	Tongyu Heavy Industry Co. Ltd., Class A	1,278,400	422,287
Ω	Topsports International Holdings Ltd.	3,834,000	1,418,281
	Transfar Zhilian Co. Ltd., Class A	602,400	358,284
	TravelSky Technology Ltd., Class H	446,000	549,575
	Triangle Tyre Co. Ltd., Class A	130,700	276,890
	Trina Solar Co. Ltd., Class A	501,936	1,189,103
*	Trip.com Group Ltd. (TCOM US), ADR	534,000	37,470,780
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	151,374

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Truly International Holdings Ltd.	4,322,000	$668,312
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	427,981
	Unilumin Group Co. Ltd., Class A	317,700	303,440
	Uni-President China Holdings Ltd.	907,000	912,955
	Unisplendour Corp. Ltd., Class A	745,064	2,605,935
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	418,100	901,847
††	Untrade.Lumena Newmat	1,315,048	0
	Valiant Co. Ltd., Class A	211,046	294,999
	Vatti Corp. Ltd., Class A	222,900	215,365
	Venustech Group, Inc., Class A	97,100	200,679
	Vipshop Holdings Ltd., ADR	1,366,683	19,639,235
*	Visionox Technology, Inc., Class A	140,400	176,701
*	Vnet Group, Inc., ADR	58,235	405,898
	Wangneng Environment Co. Ltd., Class A	130,540	267,124
	Wanxiang Qianchao Co. Ltd., Class A	534,160	445,140
	Wasion Holdings Ltd.	2,834,000	2,809,267
	Wasu Media Holding Co. Ltd., Class A	497,586	492,365
	Weibo Corp. (9898 HK), Class A	1,100	10,779
	Weibo Corp. (WB US), Sponsored ADR	123,100	1,208,842
	Weichai Power Co. Ltd., Class H	5,711,000	9,938,264
	Weifu High-Technology Group Co. Ltd., Class A	90,400	226,459
*	Wellhope Foods Co. Ltd., Class A	310,388	339,673
	West China Cement Ltd.	10,992,000	2,077,677
	Western Securities Co. Ltd., Class A	726,548	766,958
	Wharf Holdings Ltd.	2,244,000	5,482,107
	Windey Energy Technology Group Co. Ltd., Class A	182,430	326,747
		Shares	Value»
CHINA — (Continued)
	Wingtech Technology Co. Ltd., Class A	201,400	$935,800
	Winner Medical Co. Ltd., Class A	83,340	466,830
	Wolong Electric Group Co. Ltd., Class A	409,200	1,170,079
	Wuchan Zhongda Group Co. Ltd., Class A	1,608,600	1,057,354
	Wuhu Token Science Co. Ltd., Class A	394,600	338,423
	Wushang Group Co. Ltd., Class A	262,900	305,197
*Ω	Wuxi Biologics Cayman, Inc.	8,245,000	19,736,147
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	270,071
	Wuxi Paike New Materials Technology Co. Ltd., Class A	20,400	143,068
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	336,578
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	384,634
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	3,000,512
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	873,500	99,616
	Xiamen Bank Co. Ltd., Class A	756,600	579,431
	Xiamen C & D, Inc., Class A	598,500	792,234
	Xiamen ITG Group Corp. Ltd., Class A	472,902	416,722
	Xiamen Tungsten Co. Ltd., Class A	299,740	805,266
	Xiamen Xiangyu Co. Ltd., Class A	608,601	521,246
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	515,650
	Xiandai Investment Co. Ltd., Class A	184,100	107,380
	Xiangcai Co. Ltd., Class A	344,000	310,251
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	43,973
	Xianhe Co. Ltd., Class A	123,874	371,441

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Xiaomi Corp., Class B	181,800	$911,192
	Xilinmen Furniture Co. Ltd., Class A	97,400	225,172
	Xinfengming Group Co. Ltd., Class A	420,160	674,440
	Xingfa Aluminium Holdings Ltd.	447,000	398,925
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,482,804
	Xinjiang Joinworld Co. Ltd., Class A	380,300	368,408
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	170,275
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	132,329
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	378,096
#*	Xinte Energy Co. Ltd., Class H	1,556,400	1,459,282
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	249,354
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,067,100	523,828
#	Xinyi Energy Holdings Ltd.	5,991,607	609,295
	Xinyi Solar Holdings Ltd.	14,438,000	5,952,403
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	397,013
	Xinzhi Group Co. Ltd., Class A	81,200	159,806
*	XPeng, Inc., Class A	372,500	2,830,945
	Xtep International Holdings Ltd.	4,813,143	3,719,116
	Yangling Metron New Material, Inc., Class A	88,600	230,060
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	104,000	219,228
#	Yankuang Energy Group Co. Ltd., Class H	4,292,000	4,540,131
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	104,101	310,023
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	$1,751,790
	Yechiu Metal Recycling China Ltd., Class A	319,500	102,843
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	133,704
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,403,950
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	208,677
	Yiren Digital Ltd., Sponsored ADR	186,282	1,058,082
Ω	Yixin Group Ltd.	2,093,000	215,923
	Yixintang Pharmaceutical Group Co. Ltd., Class A	197,463	339,408
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	725,285
	Yongjin Technology Group Co. Ltd.	98,900	275,014
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	600,960
	Youngor Fashion Co. Ltd., Class A	928,013	1,045,243
	YTO Express Group Co. Ltd., Class A	530,600	1,004,327
#	Yuexiu Property Co. Ltd.	6,288,357	3,938,560
	Yuexiu Services Group Ltd.	25,000	10,136
*	Yueyang Forest & Paper Co. Ltd., Class A	325,800	218,950
	YUNDA Holding Group Co. Ltd., Class A	974,689	1,012,982
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,494,695
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	757,176
	Yunnan Copper Co. Ltd., Class A	483,200	852,494
	Yunnan Energy Investment Co. Ltd., Class A	128,400	200,961

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Energy New Material Co. Ltd., Class A	229,600	$917,183
	Yunnan Tin Co. Ltd., Class A	466,300	934,481
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	496,466
	ZBOM Home Collection Co. Ltd., Class A	115,400	184,343
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	589,298
*	Zhejiang Century Huatong Group Co. Ltd., Class A	86,354	60,321
	Zhejiang Chint Electrics Co. Ltd., Class A	704,452	2,151,461
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	451,961
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	459,100	287,569
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,223,116
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	306,186
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	249,640
	Zhejiang Hailiang Co. Ltd., Class A	650,665	949,499
	Zhejiang Hangmin Co. Ltd., Class A	477,181	468,749
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	330,885
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	401,146
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,631,857
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	513,132
	Shares	Value»
CHINA — (Continued)
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	$522,628
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	382,299
Zhejiang Longsheng Group Co. Ltd., Class A	660,433	881,324
Zhejiang Medicine Co. Ltd., Class A	238,117	495,313
Zhejiang Narada Power Source Co. Ltd., Class A	371,500	717,133
Zhejiang NHU Co. Ltd., Class A	48,976	152,103
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	596,945
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,000	305,248
Zhejiang Runtu Co. Ltd., Class A	378,930	360,736
Zhejiang Semir Garment Co. Ltd., Class A	747,199	640,673
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	287,333
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	187,900
Zhejiang Wanliyang Co. Ltd., Class A	440,441	381,288
Zhejiang Wanma Co. Ltd., Class A	343,500	398,905
Zhejiang Wansheng Co. Ltd., Class A	126,752	172,037
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	37,800	51,504
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,228	322,286
Zhejiang Xinao Textiles, Inc., Class A	182,940	165,080
Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	174,322

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	$361,799
	Zhende Medical Co. Ltd., Class A	30,800	93,052
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,329,269
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	123,687
	Zhewen Interactive Group Co. Ltd., Class A	424,700	383,344
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	53,000	82,377
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	652,200	516,147
	Zhongsheng Group Holdings Ltd.	3,392,000	5,364,396
	Zhongtai Securities Co. Ltd., Class A	941,000	807,653
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	193,807
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,832,000	622,225
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	385,024
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	892,200	3,439,062
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,900	27,363
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	698,199
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	361,057
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	331,104
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	237,856
		Shares	Value»
CHINA — (Continued)
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	$3,153,231
	ZTE Corp., Class H	262,600	918,053
TOTAL CHINA			2,965,617,626
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	750,167	1,246,417
	Cementos Argos SA	370,499	911,049
*	Corp. Financiera Colombiana SA	54,588	228,218
	Grupo Argos SA	1,170,236	5,543,662
	Mineros SA	102,337	118,643
TOTAL COLOMBIA			8,047,989
CZECH REPUBLIC — (0.1%)
	CEZ AS	8,562	375,028
	Komercni Banka AS	277,089	10,164,477
Ω	Moneta Money Bank AS	393,423	2,222,610
TOTAL CZECH REPUBLIC			12,762,115
GREECE — (0.4%)
	Alpha Services & Holdings SA	6,758,535	12,434,047
	Autohellas Tourist & Trading SA	3,107	35,196
	Bank of Greece	48,363	720,912
	Eurobank Ergasias Services & Holdings SA	515,687	1,290,623
	Fourlis Holdings SA	23,292	99,181
#	Helleniq Energy Holdings SA	322,983	2,509,561
	Intracom Holdings SA	276,836	888,264
	Motor Oil Hellas Corinth Refineries SA	86,436	1,909,772
	National Bank of Greece SA	668,877	5,796,206
	Piraeus Financial Holdings SA	3,886,723	17,585,301
	Titan Cement International SA (TITC GA)	101,687	4,810,973
TOTAL GREECE			48,080,036
HONG KONG — (0.0%)
	Amrita Global	744,000	57,290
	PAX Global Technology Ltd.	2,285,000	1,406,690

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade.China Dili	4,137,899	$65,744
TOTAL HONG KONG			1,529,724
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,444,707	17,859,719
	OTP Bank Nyrt	53,934	3,336,865
TOTAL HUNGARY			21,196,584
INDIA — (18.4%)
	360 ONE WAM Ltd.	89,880	1,044,799
	Aarti Drugs Ltd.	22,630	105,734
	Aarti Industries Ltd.	21,443	110,154
	Aarti Pharmalabs Ltd.	4,095	27,490
*	Abans Holdings Ltd.	2,554	5,287
	ACC Ltd.	251,499	5,805,697
*	Aditya Birla Capital Ltd.	1,624,797	3,346,006
	Aditya Birla Real Estate Ltd.	44,967	1,111,446
	Advanced Enzyme Technologies Ltd.	3,682	13,951
	Agarwal Industrial Corp. Ltd.	1,368	17,838
	AGI Greenpac Ltd.	39,925	360,159
	Alembic Ltd.	360,019	485,366
	Alembic Pharmaceuticals Ltd.	110,023	1,162,766
	Allcargo Logistics Ltd.	1,600,297	779,757
*	Allcargo Terminals Ltd.	406,354	154,067
	Amara Raja Energy & Mobility Ltd.	188,932	2,253,876
	Ambika Cotton Mills Ltd.	582	10,182
	Ambuja Cements Ltd.	1,346,803	7,943,193
	Anant Raj Ltd.	14,096	96,766
	Andhra Sugars Ltd.	140,898	139,724
*Ω	Antony Waste Handling Cell Ltd.	4,678	33,448
	Apollo Tyres Ltd.	1,868,429	9,381,193
	Arvind Ltd.	924,337	3,612,353
*	Ashapura Minechem Ltd.	15,531	84,562
*	Ashoka Buildcon Ltd.	251,734	744,724
Ω	Aster DM Healthcare Ltd.	132,994	752,158
	Aurobindo Pharma Ltd.	1,045,999	14,097,330
	Avadh Sugar & Energy Ltd.	10,033	51,677
	Avanti Feeds Ltd.	28,553	232,612
	Axis Bank Ltd. (AXSB IN)	10,198,375	115,658,704
	Bajaj Consumer Care Ltd.	96,183	209,931
		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	1,123,232	$358,867
	Bajaj Holdings & Investment Ltd.	171,457	22,797,563
	Balmer Lawrie & Co. Ltd.	410,440	932,059
	Balrampur Chini Mills Ltd.	721,069	4,020,112
	Banco Products India Ltd.	108,138	561,684
Ω	Bandhan Bank Ltd.	1,349,093	2,350,458
	Bank of Baroda	4,069,275	9,988,909
	Bank of India	1,684,055	2,172,985
	Bank of Maharashtra	2,670,903	1,569,363
	BCL Industries Ltd.	81,509	44,020
	Bhansali Engineering Polymers Ltd.	155,920	218,757
	Bharat Bijlee Ltd.	6,466	240,609
	Bharat Heavy Electricals Ltd.	4,379,773	10,466,079
*	Bharat Wire Ropes Ltd.	3,759	8,136
	Biocon Ltd.	264,734	1,101,456
	Birla Corp. Ltd.	162,296	2,178,532
	Birlasoft Ltd.	327,053	2,013,626
	Bliss Gvs Pharma Ltd.	27,690	47,781
*	Bodal Chemicals Ltd.	20,042	14,467
	Bombay Burmah Trading Co.	35,619	865,951
	BSE Ltd.	18,347	1,119,153
	Camlicon Consultants Pvt. Ltd.	3,793	5,548
*	Camlin Fine Sciences Ltd.	31,109	45,240
	Can Fin Homes Ltd.	148,569	1,139,265
	Canara Bank	6,645,835	7,115,011
*	Capacit'e Infraprojects Ltd.	65,486	272,783
	Caplin Point Laboratories Ltd.	3,585	86,165
*	Cartrade Tech Ltd.	20,299	386,071
	Ceat Ltd.	140,663	4,644,630
	Century Enka Ltd.	36,151	224,138
	Chambal Fertilisers & Chemicals Ltd.	899,019	5,207,508
	Cholamandalam Financial Holdings Ltd.	419,276	7,356,734
	CIE Automotive India Ltd.	384,337	2,051,115
	Cipla Ltd.	789,429	13,466,677
	City Union Bank Ltd.	1,272,397	2,545,616
	CMS Info Systems Ltd.	15,785	78,541
Ω	Cochin Shipyard Ltd.	266,088	4,686,156

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Confidence Petroleum India Ltd.	11,208	$8,844
	Container Corp. of India Ltd.	338,598	3,031,316
	Coromandel International Ltd.	13,873	289,282
	Cosmo First Ltd.	15,134	130,417
*	CSB Bank Ltd.	93,529	330,170
	Cyient Ltd.	125,736	2,098,399
	Dalmia Bharat Ltd.	289,944	6,221,307
	Dalmia Bharat Sugar & Industries Ltd.	34,627	139,714
	DB Corp. Ltd.	142,094	427,545
	DCB Bank Ltd.	991,236	1,356,801
	DCM Shriram Industries Ltd.	4,862	9,561
	DCM Shriram Ltd.	216,149	2,905,439
*	DCW Ltd.	273,817	249,235
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	4,037,605
	Delta Corp. Ltd.	336,051	394,472
*	DEN Networks Ltd.	454,056	205,681
*	Dhampur Sugar Mills Ltd.	162,170	285,923
*	Dhanlaxmi Bank Ltd.	119,029	35,998
Ω	Dilip Buildcon Ltd.	29,940	149,690
*	Dishman Carbogen Amcis Ltd.	326,616	871,771
	DLF Ltd.	621,310	5,316,880
	Dollar Industries Ltd.	5,707	27,860
	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,815,871
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	226,854	3,178,481
*	Dredging Corp. of India Ltd.	3,286	28,743
*	Dwarikesh Sugar Industries Ltd.	195,236	114,024
	eClerx Services Ltd.	17,227	600,666
*	EID Parry India Ltd.	507,826	4,793,146
	Electrosteel Castings Ltd.	999,250	1,473,361
	EPL Ltd.	220,950	578,995
Ω	Equitas Small Finance Bank Ltd.	325,660	252,534
	Escorts Kubota Ltd.	31,899	1,343,296
	Everest Industries Ltd.	8,915	65,276
	Everest Kanto Cylinder Ltd.	61,432	110,573
	Excel Industries Ltd.	7,075	103,812
	Exide Industries Ltd.	952,611	4,119,052
	FDC Ltd.	119,390	640,498
	Federal Bank Ltd.	9,464,464	20,352,359
		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	3,986	$17,989
	FIEM Industries Ltd.	33,685	543,617
	Filatex India Ltd.	602,236	340,312
	Finolex Cables Ltd.	123,208	1,418,512
	Finolex Industries Ltd.	798,718	1,892,165
	Firstsource Solutions Ltd.	1,402,376	5,395,656
	Force Motors Ltd.	8,904	647,080
	Fortis Healthcare Ltd.	1,009,151	7,485,055
*	G R Infraprojects Ltd.	598	8,784
	Gabriel India Ltd.	167,289	895,482
	GAIL India Ltd. (GAIL IN)	7,516,829	15,283,119
	Galaxy Surfactants Ltd.	621	17,041
*	Ganesh Benzoplast Ltd.	6,869	9,880
	Ganesh Housing Corp. Ltd.	1,403	21,915
	Gateway Distriparks Ltd.	1,318,343	1,161,425
	GHCL Ltd.	325,013	2,726,698
	GHCL Textiles Ltd.	339,043	365,555
	GIC Housing Finance Ltd.	73,745	157,489
	Glenmark Pharmaceuticals Ltd.	864,022	14,414,687
	Globus Spirits Ltd.	3,843	40,570
	GM Breweries Ltd.	4,849	40,054
	Godawari Power & Ispat Ltd.	351,401	728,821
	Godfrey Phillips India Ltd.	57,575	2,992,032
*	Godrej Industries Ltd.	12,983	133,106
	Goldiam International Ltd.	15,567	87,983
	Granules India Ltd.	838,482	5,368,525
	Graphite India Ltd.	74,575	408,060
	Grasim Industries Ltd.	890,461	25,700,858
	Grauer & Weil India Ltd.	82,434	92,606
	Great Eastern Shipping Co. Ltd.	503,782	5,708,234
	Greaves Cotton Ltd.	50,011	151,947
	Greenpanel Industries Ltd.	17,623	69,991
	Gujarat Alkalies & Chemicals Ltd.	122,273	977,079
	Gujarat Ambuja Exports Ltd.	605,370	793,576
	Gujarat Fluorochemicals Ltd.	60,361	2,476,596

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp. Ltd.	465,476	$1,720,102
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,562,638
	Gujarat Pipavav Port Ltd.	1,057,507	1,848,303
	Gujarat State Fertilizers & Chemicals Ltd.	1,149,247	2,715,215
	Gujarat State Petronet Ltd.	1,318,554	5,230,771
*	Hathway Cable & Datacom Ltd.	1,235,974	213,627
	HBL Engineering Ltd.	38,188	261,735
	HDFC Bank Ltd.	6,941,244	135,923,463
	HEG Ltd.	220,676	999,812
	HeidelbergCement India Ltd.	316,649	793,763
	Hero MotoCorp Ltd. (HMCL IN)	258,914	12,923,486
	HFCL Ltd.	139,699	157,387
	HG Infra Engineering Ltd.	16,921	247,595
	Hikal Ltd.	213,732	873,153
	HIL Ltd.	19,866	457,722
	Himadri Speciality Chemical Ltd.	617,255	3,493,896
	Himatsingka Seide Ltd.	124,652	228,760
	Hindalco Industries Ltd.	5,374,303	36,673,060
	Hinduja Global Solutions Ltd.	89,011	638,383
	Huhtamaki India Ltd.	26,736	69,552
	I G Petrochemicals Ltd.	3,823	19,114
	ICICI Bank Ltd. (IBN US), Sponsored ADR	1,877,991	53,841,998
*	IDFC First Bank Ltd.	17,389,059	12,653,356
*	IIFL Capital Services Ltd.	1,013,108	2,946,850
	IIFL Finance Ltd.	712,214	2,914,871
*	India Cements Ltd.	379,657	1,158,139
	India Glycols Ltd.	78,472	1,153,773
	India Nippon Electricals Ltd.	6,634	48,494
	Indian Bank	584,419	3,729,635
	Indian Hume Pipe Co. Ltd.	1,970	7,258
	Indian Metals & Ferro Alloys Ltd.	7,661	62,033
Ω	Indian Railway Finance Corp. Ltd.	4,759,513	8,241,897
		Shares	Value»
INDIA — (Continued)
	Indo Count Industries Ltd.	272,105	$932,174
	Indoco Remedies Ltd.	11,599	33,332
*Ω	IndoStar Capital Finance Ltd.	11,102	32,827
*	Indus Towers Ltd.	3,012,016	11,987,741
	IndusInd Bank Ltd.	1,470,462	16,838,337
	Infibeam Avenues Ltd.	2,280,008	595,960
	Info Edge India Ltd.	100,666	8,946,720
	Insecticides India Ltd.	3,569	26,717
	Intellect Design Arena Ltd.	6,142	57,101
	IOL Chemicals & Pharmaceuticals Ltd.	103,049	427,693
	Ipca Laboratories Ltd.	38,656	642,308
Ω	IRCON International Ltd.	647,991	1,637,066
	ISGEC Heavy Engineering Ltd.	6,937	92,326
	ITD Cementation India Ltd.	196,061	1,217,583
	J Kumar Infraprojects Ltd.	204,190	1,729,634
	Jagran Prakashan Ltd.	403,692	359,852
	Jai Corp. Ltd.	59,479	93,154
*	Jain Irrigation Systems Ltd.	119,851	97,443
	Jammu & Kashmir Bank Ltd.	1,487,514	1,695,676
	JB Chemicals & Pharmaceuticals Ltd.	19,069	386,755
	Jindal Poly Films Ltd.	54,978	550,288
	Jindal Saw Ltd.	1,767,290	5,065,680
	Jindal Stainless Ltd.	749,824	5,630,067
	Jindal Steel & Power Ltd.	1,907,130	17,241,217
*	Jio Financial Services Ltd.	9,844,822	27,525,120
	JK Lakshmi Cement Ltd.	245,745	2,266,721
	JK Paper Ltd.	431,544	1,816,974
	JK Tyre & Industries Ltd.	603,077	2,217,459
	JM Financial Ltd.	2,405,311	3,044,411
	JSW Energy Ltd.	673,885	3,950,228
	JSW Steel Ltd.	3,977,863	43,185,381
	Jubilant Ingrevia Ltd.	207,184	1,666,278
	Jubilant Pharmova Ltd.	431,530	4,824,425
*	Just Dial Ltd.	31,117	319,039
	Kalpataru Projects International Ltd.	427,463	5,212,229
	Kalyani Steels Ltd.	89,042	916,490

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karnataka Bank Ltd.	1,019,469	$2,244,123
	Karur Vysya Bank Ltd.	2,348,162	6,448,982
	Kaveri Seed Co. Ltd.	88,305	920,843
	KCP Ltd.	91,778	219,509
*	Kellton Tech Solutions Ltd.	49,784	83,623
	Kirloskar Brothers Ltd.	876	18,755
	Kirloskar Ferrous Industries Ltd.	22,923	150,601
	Kirloskar Oil Engines Ltd.	250,982	2,607,901
	Kitex Garments Ltd.	86,430	190,183
	KNR Constructions Ltd.	601,186	2,068,035
	Kolte-Patil Developers Ltd.	100,381	329,377
	Kopran Ltd.	18,851	39,714
	Kotak Mahindra Bank Ltd.	312,913	6,838,770
	KRBL Ltd.	180,644	574,893
	Krsnaa Diagnostics Ltd.	7,889	76,690
	L&T Finance Ltd.	2,893,519	4,851,357
	Larsen & Toubro Ltd.	1,196,955	49,065,988
	LG Balakrishnan & Bros Ltd.	50,685	790,997
	LIC Housing Finance Ltd.	1,726,934	11,914,123
	LT Foods Ltd.	900,797	4,050,410
	Lumax Auto Technologies Ltd.	34,557	216,025
	Lupin Ltd.	474,201	11,406,367
	LUX Industries Ltd.	3,036	54,726
	Maharashtra Seamless Ltd.	300,155	2,145,369
	Mahindra & Mahindra Financial Services Ltd.	2,648,103	8,684,871
	Mahindra & Mahindra Ltd.	1,908,987	65,831,166
	Mahindra Lifespace Developers Ltd.	16,964	81,757
	Maithan Alloys Ltd.	18,330	207,193
*	Man Industries India Ltd.	25,380	84,888
	Manali Petrochemicals Ltd.	16,892	11,759
	Manappuram Finance Ltd.	2,320,125	5,229,567
	Marksans Pharma Ltd.	1,031,306	2,869,913
	Maruti Suzuki India Ltd.	68,330	9,678,656
Ω	MAS Financial Services Ltd.	18,255	53,034
		Shares	Value»
INDIA — (Continued)
	Mastek Ltd.	9,047	$268,406
*	Max Estates Ltd.	16,842	103,066
	Mayur Uniquoters Ltd.	27,479	175,151
*	Meghmani Organics Ltd.	645,823	578,605
	Minda Corp. Ltd.	35,362	231,685
	MM Forgings Ltd.	4,761	23,786
	MOIL Ltd.	345,476	1,229,623
	Monte Carlo Fashions Ltd.	32,064	252,027
*	Morepen Laboratories Ltd.	240,825	179,779
	Motilal Oswal Financial Services Ltd.	74,112	543,765
	MRF Ltd.	7,135	9,377,740
	Muthoot Finance Ltd.	142,033	3,680,517
	Natco Pharma Ltd.	44,599	604,606
	National Aluminium Co. Ltd.	4,301,911	9,970,908
	National Fertilizers Ltd.	448,882	552,377
	Nava Ltd.	1,012,788	5,174,812
	Navneet Education Ltd.	99,277	161,009
	NCC Ltd.	2,173,014	6,274,200
	NCL Industries Ltd.	12,157	28,550
	NESCO Ltd.	31,889	353,783
	Neuland Laboratories Ltd.	5,458	886,499
	NIIT Learning Systems Ltd.	437,883	2,377,484
	NIIT Ltd.	437,883	751,599
	Nilkamal Ltd.	35,747	707,239
	NMDC Ltd.	10,397,661	7,890,342
*	NMDC Steel Ltd.	2,233,783	1,070,017
	NOCIL Ltd.	380,975	1,020,306
	NRB Bearings Ltd.	106,464	313,698
	Nucleus Software Exports Ltd.	20,834	222,293
	Oberoi Realty Ltd.	261,013	5,441,091
*	Odigma Consultancy Solutions Ltd.	16,842	11,029
*	Onesource Specialty Pharma Ltd.	164,364	2,944,239
	Orient Cement Ltd.	636,362	2,503,739
*	Orient Green Power Co. Ltd.	1,105,168	198,249
	Panama Petrochem Ltd.	61,017	266,440
Ω	Parag Milk Foods Ltd., Class F	84,140	164,485
*	Patel Engineering Ltd.	1,053,514	601,160
	PCBL Chemical Ltd.	890,882	3,861,645
*	Pennar Industries Ltd.	86,362	163,727
	Petronet LNG Ltd.	3,739,500	13,592,226

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Piramal Enterprises Ltd.	281,593	$3,306,297
	Piramal Pharma Ltd.	1,687,208	4,519,873
	PIX Transmissions Ltd.	658	15,974
	PNB Gilts Ltd.	9,199	10,471
*Ω	PNB Housing Finance Ltd.	440,913	4,485,769
	PNC Infratech Ltd.	384,557	1,416,728
	Pokarna Ltd.	1,170	17,374
	Polyplex Corp. Ltd.	100,973	1,315,863
	Power Finance Corp. Ltd.	6,354,839	30,934,927
	Power Mech Projects Ltd.	13,818	341,730
	Prakash Industries Ltd.	451,790	813,778
	Prakash Pipes Ltd.	6,854	35,439
	Prestige Estates Projects Ltd.	491,697	7,844,585
*	Pricol Ltd.	31,824	183,919
*	PTC India Financial Services Ltd.	1,182,616	511,506
	PTC India Ltd.	1,137,852	1,879,025
	Punjab National Bank	6,093,734	7,096,674
Ω	Quess Corp. Ltd.	45,222	307,850
	Rain Industries Ltd.	852,012	1,419,399
*	Rajesh Exports Ltd.	272,494	585,386
	Rallis India Ltd.	368,604	1,021,198
	Ramco Cements Ltd.	132,693	1,396,302
	Ramco Industries Ltd.	89,764	259,287
*	Ramky Infrastructure Ltd.	5,957	37,851
	Rane Holdings Ltd.	4,370	72,649
	Rashtriya Chemicals & Fertilizers Ltd.	989,617	1,854,898
*	Raymond Lifestyle Ltd.	133,014	2,259,945
	Raymond Ltd.	166,268	2,891,106
Ω	RBL Bank Ltd.	1,770,101	3,356,520
	REC Ltd.	7,646,370	39,646,950
	Redington Ltd.	3,478,812	8,251,606
	Redtape Ltd.	53,891	417,628
	Reliance Industries Ltd. (RIL IN)	21,940,679	319,526,744
*	Reliance Power Ltd.	8,732,244	4,013,059
	Repco Home Finance Ltd.	201,526	910,822
	Rico Auto Industries Ltd.	185,039	183,824
	RITES Ltd.	119,262	359,764
	Rossari Biotech Ltd.	7,208	60,184
	Route Mobile Ltd.	2,445	33,783
*	RPSG Ventures Ltd.	2,084	23,137
*	RSWM Ltd.	47,619	90,350
	Rupa & Co. Ltd.	28,231	74,162
	Sagar Cements Ltd.	23,347	55,418
		Shares	Value»
INDIA — (Continued)
	Sammaan Capital Ltd.	1,372,944	$2,217,703
	Samvardhana Motherson International Ltd.	6,703,759	10,861,617
	Sandhar Technologies Ltd.	10,650	53,934
	Sandur Manganese & Iron Ores Ltd.	10,443	47,027
	Sanghvi Movers Ltd.	53,054	154,438
	Sarda Energy & Minerals Ltd.	200,161	1,089,703
	Sasken Technologies Ltd.	7,505	171,581
*	Satin Creditcare Network Ltd.	17,437	29,059
	Savita Oil Technologies Ltd.	19,237	105,156
*	Selan Exploration Technology Ltd.	1,207	9,517
	Seshasayee Paper & Boards Ltd.	83,170	280,358
Ω	SH Kelkar & Co. Ltd.	94,791	233,442
	Shalby Ltd.	7,180	18,289
	Shankara Building Products Ltd.	5,132	36,831
	Sharda Cropchem Ltd.	53,902	362,778
*	Shilpa Medicare Ltd.	2,879	23,533
	Shipping Corp. of India Land & Assets Ltd.	839,608	556,984
	Shipping Corp. of India Ltd.	866,425	1,952,977
	Shree Cement Ltd.	1,128	363,642
	Shriram Finance Ltd.	4,806,255	30,168,500
	Shriram Pistons & Rings Ltd.	1,349	31,487
	Shyam Metalics & Energy Ltd.	6,859	60,086
	Siyaram Silk Mills Ltd.	30,146	265,801
	Snowman Logistics Ltd.	54,701	38,917
	Sobha Ltd.	176,295	2,696,270
*	Solara Active Pharma Sciences Ltd.	2,678	15,827
	Somany Ceramics Ltd.	6,442	37,731
	South Indian Bank Ltd.	6,471,133	1,932,420
*	SP Apparels Ltd.	1,135	10,759
*	Spandana Sphoorty Financial Ltd.	30,589	115,293
*	Star Cement Ltd.	78,100	190,830
	State Bank of India (SBIN IN)	7,748,706	68,898,722

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBKFF US), GDR	19,590	$1,739,592
	Steel Authority of India Ltd.	3,994,477	4,916,497
	Strides Pharma Science Ltd.	328,728	2,597,107
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,617,777	32,672,109
	Sun TV Network Ltd.	342,867	2,443,909
	Sundaram-Clayton Ltd.	2,169	54,390
*	Sunflag Iron & Steel Co. Ltd.	44,313	120,203
	Sunteck Realty Ltd.	170,482	935,559
	Supriya Lifescience Ltd.	2,683	22,254
	Surya Roshni Ltd.	300,912	907,260
*	Suryoday Small Finance Bank Ltd.	19,566	28,092
	Swelect Energy Systems Ltd.	2,241	22,247
	TAJGVK Hotels & Resorts Ltd.	7,970	32,230
	Talbros Automotive Components Ltd.	6,039	19,989
	Tamil Nadu Newsprint & Papers Ltd.	49,367	95,296
	Tamilnad Mercantile Bank Ltd.	2,918	14,793
	Tamilnadu Petroproducts Ltd.	16,271	14,858
*	TARC Ltd.	255,624	396,274
	Tata Chemicals Ltd.	757,897	8,574,744
	Tata Consumer Products Ltd.	596,334	7,047,684
	Tata Motors Ltd.	3,502,675	28,811,001
	Tata Steel Ltd.	25,109,152	38,885,004
	Tech Mahindra Ltd.	137,200	2,640,053
	Techno Electric & Engineering Co. Ltd.	92,684	1,148,792
*	Technocraft Industries India Ltd.	649	20,046
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	11,168	25,360
	Thirumalai Chemicals Ltd.	154,831	425,245
	Time Technoplast Ltd.	704,098	3,251,059
	Tourism Finance Corp. of India Ltd.	6,216	10,143
	TransIndia Real Estate Ltd.	406,354	164,098
	Transport Corp. of India Ltd.	128,438	1,574,393
		Shares	Value»
INDIA — (Continued)
	Trident Ltd.	818,666	$292,544
	Triveni Engineering & Industries Ltd.	490,030	2,166,077
	Tube Investments of India Ltd.	72,941	2,789,934
	TV Today Network Ltd.	55,663	123,584
	TVS Holdings Ltd.	1,699	183,081
	TVS Srichakra Ltd.	7,560	271,551
	Uflex Ltd.	200,376	1,105,048
*	Ugro Capital Ltd.	9,757	22,626
Ω	Ujjivan Small Finance Bank Ltd.	1,335,380	551,322
*	Unichem Laboratories Ltd.	148,098	1,194,378
	Union Bank of India Ltd.	1,387,088	1,836,844
	Universal Cables Ltd.	1,218	8,963
*	UPL Ltd.	1,608,696	10,502,040
	Usha Martin Ltd.	414,723	1,649,663
*	VA Tech Wabag Ltd.	180,911	2,859,865
	Vardhman Textiles Ltd.	702,522	3,672,228
	Vedanta Ltd.	1,922,301	9,731,992
	Veedol Corporation Ltd.	12,943	226,737
	Venky's India Ltd.	16,674	350,764
*	Vikas Lifecare Ltd.	450,642	20,230
	Vindhya Telelinks Ltd.	23,855	459,026
	Visaka Industries Ltd.	22,355	23,001
	Vishnu Chemicals Ltd.	8,290	40,718
*	VL E-Governance & IT Solutions Ltd.	9,187	15,650
*	Vodafone Idea Ltd.	4,085,048	424,429
	Voltamp Transformers Ltd.	1,334	127,510
	Welspun Corp. Ltd.	639,903	5,450,855
	Welspun Enterprises Ltd.	422,254	2,922,508
	Welspun Living Ltd.	964,531	1,530,266
	West Coast Paper Mills Ltd.	190,670	1,165,740
	Wipro Ltd.	8,296,786	29,751,530
*	Wockhardt Ltd.	57,359	933,635
	Wonderla Holidays Ltd.	3,094	25,241
*	Yes Bank Ltd.	32,262,012	7,142,256
	Zee Entertainment Enterprises Ltd.	3,374,702	4,094,935
	Zensar Technologies Ltd.	308,505	3,060,819
*	Zomato Ltd.	1,032,850	2,636,703
	Zydus Lifesciences Ltd.	274,482	3,064,650
	Zydus Wellness Ltd.	16,150	342,274
TOTAL INDIA			2,024,998,589

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (1.5%)
	ABM Investama Tbk. PT	1,698,800	$355,376
	Adi Sarana Armada Tbk. PT	6,238,400	258,162
	AKR Corporindo Tbk. PT	1,223,700	83,176
*	Alam Sutera Realty Tbk. PT	40,620,600	358,975
	Alamtri Resources Indonesia Tbk. PT	81,977,800	11,706,464
	Aneka Tambang Tbk. PT	36,805,100	3,127,430
	Aspirasi Hidup Indonesia Tbk. PT	27,451,800	1,284,601
	Astra Agro Lestari Tbk. PT	2,631,366	947,852
	Astra International Tbk. PT	85,489,800	25,119,928
	Astra Otoparts Tbk. PT	2,237,900	281,132
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	5,236,400	296,803
	Bank Negara Indonesia Persero Tbk. PT	36,883,382	10,730,490
*	Bank Neo Commerce Tbk. PT	4,440,700	57,122
	Bank OCBC Nisp Tbk. PT	6,042,500	494,762
*	Bank Pan Indonesia Tbk. PT	47,387,801	5,327,192
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	16,180,184	932,778
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	16,591,400	585,529
	Bank Tabungan Negara Persero Tbk. PT	27,206,615	1,737,289
	BISI International Tbk. PT	9,253,500	624,283
	Blue Bird Tbk. PT	497,500	49,855
*	Buana Lintas Lautan Tbk. PT	38,128,100	332,773
*	Bukalapak.com Tbk. PT	116,749,500	841,377
	Bukit Asam Tbk. PT	23,512,500	3,876,842
*	Bumi Resources Minerals Tbk. PT	146,910,200	3,437,197
*	Bumi Resources Tbk. PT	154,865,400	1,118,208
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk. PT	17,391,900	$1,012,917
	Ciputra Development Tbk. PT	58,089,578	3,498,242
*	City Retail Developments Tbk. PT	1,000,000	8,040
	Dayamitra Telekomunikasi PT	33,080,800	1,300,360
	Delta Dunia Makmur Tbk. PT	24,617,900	761,603
	Dharma Satya Nusantara Tbk. PT	14,424,900	862,599
	Elang Mahkota Teknologi Tbk. PT	33,776,600	1,167,266
	Elnusa Tbk. PT	23,839,300	657,928
*	Energi Mega Persada Tbk. PT	1,906,600	25,473
	Erajaya Swasembada Tbk. PT	48,693,800	1,146,148
	ESSA Industries Indonesia Tbk. PT	23,358,700	1,215,318
	Gajah Tunggal Tbk. PT	8,135,800	580,620
*	Gudang Garam Tbk. PT	1,807,700	1,246,653
*	Harum Energy Tbk. PT	5,250,500	288,028
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	5,781,553
	Indika Energy Tbk. PT	9,891,400	1,016,168
	Indo Tambangraya Megah Tbk. PT	2,320,800	3,686,807
	Indocement Tunggal Prakarsa Tbk. PT	4,181,900	1,506,790
	Indofood Sukses Makmur Tbk. PT	24,262,000	11,676,690
*	Intiland Development Tbk. PT	14,310,800	138,530
	Japfa Comfeed Indonesia Tbk. PT	30,788,850	3,760,652
	Jaya Real Property Tbk. PT	43,375,300	1,970,841
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,683,952
	KMI Wire & Cable Tbk. PT	9,596,400	223,124
*	Lippo Cikarang Tbk. PT	1,549,810	48,530
*	Lippo Karawaci Tbk. PT	202,650,762	1,129,266
*	Malindo Feedmill Tbk. PT	2,828,600	136,095
	Medco Energi Internasional Tbk. PT	38,980,932	2,568,619

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk. PT	35,773,400	$614,416
*	Merdeka Battery Materials Tbk. PT	1,446,500	33,826
*	Metro Healthcare Indonesia Tbk. PT	3,001,400	34,973
	Metrodata Electronics Tbk. PT	5,280,550	182,714
	Mitra Adiperkasa Tbk. PT	4,494,100	353,888
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	319,682
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,957,600	2,118,462
	Pakuwon Jati Tbk. PT	28,955,800	699,505
*	Panin Financial Tbk. PT	65,508,700	1,692,868
*	Paninvest Tbk. PT	6,451,100	416,999
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	14,969,484	953,012
*	PP Persero Tbk. PT	7,134,900	145,278
	Puradelta Lestari Tbk. PT	2,516,000	22,670
	Ramayana Lestari Sentosa Tbk. PT	3,505,300	78,221
	Salim Ivomas Pratama Tbk. PT	16,523,400	385,270
	Sampoerna Agro Tbk. PT	7,057,541	935,240
	Samudera Indonesia Tbk. PT	15,008,200	235,571
*	Sarana Meditama Metropolitan Tbk. PT	563,000	8,970
	Sarana Menara Nusantara Tbk. PT	15,367,400	596,844
*	Sawit Sumbermas Sarana Tbk. PT	2,724,200	339,673
	Semen Indonesia Persero Tbk. PT	12,864,851	2,214,375
	Siloam International Hospitals Tbk. PT	1,422,800	266,028
	Sinar Mas Agro Resources & Technology Tbk. PT	307,500	69,563
*††	Sri Rejeki Isman Tbk. PT	63,289,500	106,291
	Summarecon Agung Tbk. PT	50,034,000	1,414,800
	Surya Citra Media Tbk. PT	64,924,300	719,283
	Surya Semesta Internusa Tbk. PT	26,219,100	1,607,260
		Shares	Value»
INDONESIA — (Continued)
*††	Suryainti Permata Tbk. PT	17,378,000	$0
	Tempo Scan Pacific Tbk. PT	1,453,500	219,366
*	Timah Tbk. PT	11,851,400	729,075
*††	Trada Alam Minera Tbk. PT	188,544,700	0
*	Trias Sentosa Tbk. PT	327,300	11,399
	Trimegah Bangun Persada Tbk. PT	350,700	15,160
	Triputra Agro Persada PT	3,772,400	182,746
	Tunas Baru Lampung Tbk. PT	16,645,800	622,592
	Unggul Indah Cahaya Tbk. PT	288,335	139,710
	United Tractors Tbk. PT	8,687,400	13,255,517
*	Vale Indonesia Tbk. PT	9,838,119	1,805,346
*	Waskita Beton Precast Tbk. PT	9,130,900	8,385
*††	Waskita Karya Persero Tbk. PT	25,152,582	58,453
*	Wijaya Karya Persero Tbk. PT	12,792,300	172,653
	Wintermar Offshore Marine Tbk. PT	566,000	15,098
	XL Axiata Tbk. PT	24,131,903	3,356,174
TOTAL INDONESIA			160,221,764
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,265,456	1,652,449
*	Acico Industries Co. KSC	629,936	157,493
	Agility Public Warehousing Co. KSC	5,524,574	4,488,678
	Al Ahli Bank of Kuwait KSCP	2,445,453	2,350,479
	Al-Eid Food KSC	39,469	31,424
	Arzan Financial Group for Financing & Investment KPSC	4,208,162	3,911,675
*	Asiya Capital Investments Co. KSCP	164,564	21,860
	Boubyan Petrochemicals Co. KSCP	1,327,763	2,866,419
	Burgan Bank SAK	2,781,074	1,862,955

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	327,511	$663,938
	Gulf Bank KSCP	10,023,907	9,994,158
	Gulf Cables & Electrical Industries Group Co. KSCP	162,241	952,240
	Heavy Engineering & Ship Building Co. KSCP	27,515	76,033
	Integrated Holding Co. KCSC	293,266	493,200
	KAMCO Investment Co. KSC	74,207	30,479
*	Kuwait Cement Co. KSC	146,606	118,270
	Kuwait International Bank KSCP	4,479,749	2,987,709
	Kuwait Investment Co. SAK	100,746	60,102
	Mezzan Holding Co. KSCC	329,476	992,698
	Mobile Telecommunications Co. KSCP	6,912,410	10,129,631
	National Bank of Kuwait SAKP	2,094,482	6,539,514
*	National Consumer Holding Co. SAK	1,116,928	372,417
	National Industries Group Holding SAK	6,171,982	5,297,406
	National Investments Co. KSCP	1,274,141	1,072,978
	Specialities Group Holding Co. KSCC	142,322	60,444
*	Warba Bank KSCP	5,222,123	3,990,842
TOTAL KUWAIT			61,175,491
MALAYSIA — (1.6%)
	Aeon Co. M Bhd.	1,896,400	636,689
#	AFFIN Bank Bhd.	7,987,027	5,028,139
	Alliance Bank Malaysia Bhd.	4,962,800	5,783,772
	Allianz Malaysia Bhd.	107,900	460,000
	AMMB Holdings Bhd. (AMM MK)	7,834,962	9,903,135
	Axiata Group Bhd.	3,040,800	1,511,019
#	Bank Islam Malaysia Bhd.	1,771,007	972,563
	Batu Kawan Bhd.	1,621,150	7,329,424
#*	Berjaya Corp. Bhd.	13,034,214	888,341
#*	Berjaya Land Bhd.	5,491,800	399,228
#*	Bumi Armada Bhd.	13,388,700	1,975,851
	Cahya Mata Sarawak Bhd.	2,273,200	537,559
		Shares	Value»
MALAYSIA — (Continued)
	CB Industrial Product Holding Bhd.	1,081,300	$276,436
	CIMB Group Holdings Bhd.	18,806,256	33,759,750
	CSC Steel Holdings Bhd.	91,656	22,981
#*	Dagang NeXchange Bhd.	162,900	13,266
	Dayang Enterprise Holdings Bhd.	7,900	3,746
#	DRB-Hicom Bhd.	4,252,500	941,543
#	Eastern & Oriental Bhd.	1,192,000	233,183
	Eco World Development Group Bhd.	4,326,900	1,691,592
*	Ekovest Bhd.	4,365,700	326,287
*	Gadang Holdings Bhd.	448,700	34,105
	Genetec Technology Bhd.	137,500	45,635
#	Genting Bhd.	8,064,800	6,556,441
#	Genting Malaysia Bhd.	9,599,300	4,792,270
	Genting Plantations Bhd.	226,700	292,208
	Globetronics Technology Bhd.	125,600	14,289
#	HAP Seng Consolidated Bhd.	341,082	252,379
*	Hengyuan Refining Co. Bhd.	67,200	30,095
	Hiap Teck Venture Bhd.	6,153,400	454,207
#	Hibiscus Petroleum Bhd.	1,772,400	729,231
	Hong Leong Financial Group Bhd.	1,316,534	5,338,723
	Hong Leong Industries Bhd.	90,500	271,051
	IGB Bhd.	3,022,296	1,824,503
#	IJM Corp. Bhd.	9,738,718	5,197,491
#	Insas Bhd.	2,517,100	509,780
#	IOI Properties Group Bhd.	4,986,225	2,353,165
*	Iskandar Waterfront City Bhd.	1,417,200	161,080
	JAKS Resources Bhd.	590,580	16,448
#	Jaya Tiasa Holdings Bhd.	2,431,633	674,414
#	Keck Seng Malaysia Bhd.	740,900	962,399
*	KNM Group Bhd.	3,743,890	49,930
#*	KSL Holdings Bhd.	1,567,951	563,672
	Kumpulan Fima Bhd.	552,500	293,758
	Land & General Bhd.	9,259,420	217,637

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	LBS Bina Group Bhd.	3,741,134	$455,563
#	Leong Hup International Bhd.	1,328,500	170,965
	Magnum Bhd.	4,440,745	1,283,140
#	Mah Sing Group Bhd.	6,504,762	2,061,330
	Malayan Cement Bhd.	11,200	11,557
#	Malayan Flour Mills Bhd.	3,365,375	398,882
#	Malaysian Resources Corp. Bhd.	9,614,547	1,073,436
	Matrix Concepts Holdings Bhd.	1,630,350	800,249
	MBM Resources Bhd.	769,903	983,435
#	MBSB Bhd.	9,328,943	1,493,815
	Mega First Corp. Bhd.	508,500	487,494
	MISC Bhd.	4,074,104	6,608,277
#	MKH Bhd.	1,903,478	473,410
	MKH Oil Palm East Kalimantan Bhd.	268,982	37,976
#	MNRB Holdings Bhd.	2,006,779	988,932
*	Muhibbah Engineering M Bhd.	2,389,100	398,035
	OCK Group Bhd.	213,300	20,271
#	Oriental Holdings Bhd.	2,554,379	4,036,877
	OSK Holdings Bhd.	6,539,006	2,431,972
	Pantech Group Holdings Bhd.	2,076,194	421,146
#	Paramount Corp. Bhd.	1,615,055	394,856
#	Petron Malaysia Refining & Marketing Bhd.	247,800	231,683
	Petronas Chemicals Group Bhd.	1,180,500	1,230,434
	PPB Group Bhd.	1,925,439	5,155,037
	RHB Bank Bhd.	7,326,108	10,562,888
*	Sapura Energy Bhd.	39,709,700	262,819
#	Sarawak Oil Palms Bhd.	1,110,400	759,612
	Secure Waste Infrastructure Corp.	639,900	47,979
	Sime Darby Bhd.	13,651,000	6,873,143
	Sime Darby Property Bhd.	7,330,900	2,320,146
	SP Setia Bhd. Group	6,890,273	2,077,358
#	Suria Capital Holdings Bhd.	793,880	317,112
#	Ta Ann Holdings Bhd.	921,726	830,290
*	Top Glove Corp. Bhd.	3,535,000	948,197
#*	Tropicana Corp. Bhd.	4,292,661	1,124,942
	TSH Resources Bhd.	685,600	182,884
	UEM Sunrise Bhd.	3,598,745	744,481
	United Malacca Bhd.	810,700	937,919
#	UOA Development Bhd.	9,993,700	3,812,462
		Shares	Value»
MALAYSIA — (Continued)
#	Velesto Energy Bhd.	16,539,528	$703,410
*	Wasco Bhd.	77,900	18,135
#*	WCT Holdings Bhd.	2,373,524	442,982
#	Yinson Holdings Bhd.	2,358,242	1,231,487
TOTAL MALAYSIA			170,176,433
MEXICO — (2.2%)
	Alfa SAB de CV, Class A	26,730,306	21,787,225
#	Alpek SAB de CV	992,848	691,860
Ω	Banco del Bajio SA	1,605,658	3,686,768
#	Becle SAB de CV	148,891	132,494
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	2,656,382
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	19,377,582
#*	Controladora AXTEL SAB de CV	23,823,748	411,587
	Corp. Actinver SAB de CV	89,268	78,619
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,149	1,062,109
	Cydsa SAB de CV	5,874	4,816
*	Dine SAB de CV	993,273	1,040,152
	El Puerto de Liverpool SAB de CV, Class C1	547,480	2,732,909
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	407,748	3,469,262
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	81,239	6,931,311
	GCC SAB de CV	447,045	4,129,374
	Genomma Lab Internacional SAB de CV, Class B	1,722,601	2,341,746
	Gentera SAB de CV	3,397,857	4,442,040
	Grupo Carso SAB de CV	2,174,837	12,350,874
	Grupo Comercial Chedraui SA de CV	780,619	4,501,311
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	25,756,331
*	Grupo Financiero Inbursa SAB de CV, Class O	5,491,472	11,700,053
*	Grupo Gigante SAB de CV	471,076	571,738

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Industrial Saltillo SAB de CV	1,319,930	$1,063,741
	Grupo Mexico SAB de CV	7,293,940	35,603,804
*	Grupo Posadas SAB de CV	86,975	93,976
#*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,057,328
#	Grupo Televisa SAB (TV US), Sponsored ADR	637,895	1,224,758
*Ω	Grupo Traxion SAB de CV	85,118	68,310
*	Industrias CH SAB de CV	1,795,385	15,157,929
#*	Industrias Penoles SAB de CV	505,357	7,166,744
	KUO SAB de CV	1,904,343	4,089,531
	La Comer SAB de CV	2,905,577	4,770,183
	Megacable Holdings SAB de CV	1,185,046	2,316,107
*	Minera Frisco SAB de CV, Class A1	5,056,516	841,858
#*Ω	Nemak SAB de CV	8,184,348	908,407
#	Orbia Advance Corp. SAB de CV	4,032,829	2,557,252
	Organizacion Cultiba SAB de CV	133,230	69,373
#	Organizacion Soriana SAB de CV, Class B	13,599,905	19,150,913
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	5,344,352
	Regional SAB de CV	203,090	1,323,878
*	Vista Energy SAB de CV (VIST US), ADR	3,552	191,630
*	Vitro SAB de CV	736,522	273,681
TOTAL MEXICO			238,130,298
PHILIPPINES — (0.7%)
	ACEN Corp.	5,594,200	296,756
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	14,210,606	1,463,079
	Apex Mining Co., Inc.	2,152,000	145,772
*	Atlas Consolidated Mining & Development Corp.	3,337,600	225,332
	Ayala Corp.	280,710	2,613,099
	Ayala Land, Inc.	4,052,000	1,541,754
		Shares	Value»
PHILIPPINES — (Continued)
	Bank of the Philippine Islands	228,802	$455,788
	BDO Unibank, Inc.	2,852,377	6,714,897
*	Belle Corp.	4,041,000	111,222
*	Bloomberry Resorts Corp.	314,000	18,411
	China Banking Corp.	7,846,432	12,506,504
	Converge Information & Communications Technology Solutions, Inc.	170,300	46,531
	Cosco Capital, Inc.	9,893,800	906,114
	DMCI Holdings, Inc.	10,279,600	1,917,897
	East West Banking Corp.	1,728,600	289,897
	Filinvest Development Corp.	384,400	31,726
	Filinvest Land, Inc.	40,964,978	497,948
	Filinvest REIT Corp.	10,314,576	552,269
	First Philippine Holdings Corp.	3,175,100	3,179,984
*	Global Ferronickel Holdings, Inc.	6,050,116	103,680
	GT Capital Holdings, Inc.	192,067	1,625,431
	JG Summit Holdings, Inc.	9,568,857	2,643,848
	LT Group, Inc.	8,561,500	1,563,130
	Megaworld Corp.	46,669,300	1,412,618
	Metropolitan Bank & Trust Co.	7,723,622	9,156,517
	Petron Corp.	12,167,900	491,443
	Philcomsat Holdings Corp.	497,957	912,518
	Philex Mining Corp.	4,703,000	262,101
*	Philippine National Bank	2,767,885	1,351,499
*††	Philippine National Construction Corp.	398,900	6,280
	Philippine Savings Bank	1,785,949	1,807,886
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	33,660
	Puregold Price Club, Inc.	1,461,300	618,010
	RFM Corp.	762,400	51,680
	Rizal Commercial Banking Corp.	4,608,906	2,040,976
	Robinsons Land Corp.	12,002,708	2,581,468
	Robinsons Retail Holdings, Inc.	799,260	468,248
	San Miguel Corp.	4,613,686	5,152,825
	Security Bank Corp.	1,406,924	1,745,701
*	Shell Pilipinas Corp.	112,730	12,903

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Top Frontier Investment Holdings, Inc.	460,522	$489,010
	Union Bank of the Philippines	8,502,930	5,008,279
	Universal Robina Corp.	12,900	13,419
	Vista Land & Lifescapes, Inc.	28,269,968	727,327
TOTAL PHILIPPINES			73,795,437
POLAND — (0.9%)
*	Agora SA	212,417	562,526
	Alior Bank SA	450,616	10,401,083
#	Amica SA	9,232	151,038
	Arctic Paper SA	10,901	44,787
	Asseco Poland SA	138,018	4,005,407
	Bank Handlowy w Warszawie SA	5,468	131,783
*	Bank Millennium SA	619,619	1,579,912
	Bank Polska Kasa Opieki SA	69,844	2,739,836
#	Boryszew SA	290,767	378,088
*	Cognor Holding SA	28,557	45,624
*	Cyfrowy Polsat SA	809,395	3,067,519
	Develia SA	947,768	1,305,516
	Enea SA	1,265,441	4,347,209
*	Grenevia SA	115,828	65,060
#*	Jastrzebska Spolka Weglowa SA	295,423	1,679,145
	KGHM Polska Miedz SA	513,497	15,744,881
	Lubelski Wegiel Bogdanka SA	13,207	74,333
	Mirbud SA	28,594	86,224
	ORLEN SA	2,853,131	37,620,842
*	PGE Polska Grupa Energetyczna SA	3,863,072	6,199,658
*	PKP Cargo SA	149,223	572,083
	Stalexport Autostrady SA	176,122	129,983
*	Tauron Polska Energia SA	6,102,484	6,367,875
TOTAL POLAND			97,300,412
QATAR — (0.7%)
*	Aamal Co.	8,097,636	2,028,421
	Al Khaleej Takaful Group QSC	523,076	347,560
	Al Rayan Bank	13,916,237	9,123,613
	Alijarah Holding Co. QPSC	2,221,157	483,720
	Baladna	3,501,987	1,317,844
	Barwa Real Estate Co.	7,620,996	5,992,284
	Commercial Bank PSQC	8,780,533	11,087,257
		Shares	Value»
QATAR — (Continued)
	Doha Bank QPSC	9,287,581	$5,277,382
	Doha Insurance Co. QSC	63,045	44,100
*	Estithmar Holding QPSC	3,386,839	1,676,125
	Gulf International Services QSC	5,507,630	5,108,645
	Gulf Warehousing Co.	1,303,418	1,129,552
*	Lesha Bank LLC	955,697	346,355
	Mazaya Real Estate Development QPSC	4,222,543	686,606
	Medicare Group	889,152	1,120,819
	Mesaieed Petrochemical Holding Co.	11,423,613	4,800,023
	Ooredoo QPSC	3,550,263	12,597,782
	Qatar Aluminum Manufacturing Co.	624,128	234,307
	Qatar Fuel QSC	367,641	1,546,592
	Qatar Industrial Manufacturing Co. QSC	47,636	34,210
	Qatar Insurance Co. SAQ	2,843,854	1,704,503
	Qatar National Cement Co. QSC	784,932	852,145
	Qatar Navigation QSC	2,326,580	6,996,356
	Salam International Investment Ltd. QSC	5,804,018	1,099,655
	United Development Co. QSC	7,069,771	2,233,321
	Vodafone Qatar QSC	5,955,740	3,370,715
TOTAL QATAR			81,239,892
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (3.6%)
	Al Babtain Power & Telecommunication Co.	174,163	$2,136,990
*	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	789,452
	Al Jouf Agricultural Development Co.	49,212	752,022
*	Al Jouf Cement Co.	285,186	912,571
	Al-Etihad Cooperative Insurance Co.	78,869	387,498
	AlJazira Takaful Ta'awuni Co.	187,417	854,189
*	Allianz Saudi Fransi Cooperative Insurance Co.	101,730	444,821
	Almarai Co. JSC	239,721	3,762,531
*	Alujain Corp.	129,117	1,283,800
*	Amlak International Finance Co.	11,911	41,190
	Arab National Bank	3,657,796	20,851,895
*	Arabia Insurance Cooperative Co.	26,804	98,189
	Arabian Cement Co.	265,493	1,907,196
	Arabian Drilling Co.	105,065	2,970,337
*	Arabian Shield Cooperative Insurance Co.	111,078	618,245
	Arriyadh Development Co.	145,598	1,349,925
*	ARTEX Industrial Investment Co.	26,094	109,333
*	Bank Al-Jazira	2,187,742	10,982,252
	Banque Saudi Fransi	4,697,719	20,100,285
*	Basic Chemical Industries Ltd.	60,464	518,893
	Bawan Co.	4,179	64,724
	City Cement Co.	363,204	2,001,412
*	Dar Al Arkan Real Estate Development Co.	2,741,974	12,059,032
	Eastern Province Cement Co.	222,019	2,112,766
*	Emaar Economic City	531,906	2,574,716
	Etihad Etisalat Co.	1,753,877	27,056,152
*	Herfy Food Services Co.	113,716	775,012
*	Jazan Development & Investment Co.	49,568	175,490
	L'Azurde Co. for Jewelry	32,894	124,321
*	Methanol Chemicals Co.	6,653	29,376
*	Middle East Paper Co.	5,207	52,775
	Mobile Telecommunications Co. Saudi Arabia	2,234,960	6,313,617
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Najran Cement Co.	432,279	$1,045,030
*	National Agriculture Development Co.	339,921	2,319,373
	National Co. for Glass Industries	59,152	877,683
*	National Industrialization Co.	29,000	78,981
	Nayifat Finance Co.	133,684	533,034
	Northern Region Cement Co.	469,680	1,205,831
	Qassim Cement Co.	67,136	952,085
*	Rabigh Refining & Petrochemical Co.	1,226,566	2,673,265
	Riyad Bank	1,572,240	12,274,478
	Riyadh Cement Co.	79,652	722,888
	Sahara International Petrochemical Co.	1,681,785	10,447,572
	Saudi Awwal Bank	3,968,466	38,012,421
	Saudi Basic Industries Corp.	2,318,770	41,413,006
*	Saudi Ceramic Co.	246,940	2,352,392
	Saudi Industrial Investment Group	932,798	4,359,807
	Saudi Investment Bank	2,400,795	9,661,338
*	Saudi Kayan Petrochemical Co.	3,625,162	6,589,753
*	Saudi Marketing Co.	82,553	512,393
	Saudi National Bank	9,884,627	90,035,793
*	Saudi Public Transport Co.	49,500	268,498
	Saudi Telecom Co.	1,284,510	14,885,215
*	Savola Group	214,815	2,232,017
*	Seera Group Holding	887,394	5,693,494
*	Sinad Holding Co.	221,719	857,889
	Southern Province Cement Co.	8,723	78,931
	Sustained Infrastructure Holding Co.	278,856	2,665,250
	Tabuk Cement Co.	307,261	1,145,336
	Taiba Investments Co.	18,048	239,661
*	Umm Al-Qura Cement Co.	80,343	423,584
	United International Transportation Co.	2,931	66,934
	Yamama Cement Co.	671,025	6,724,319
	Yanbu Cement Co.	50,050	333,283
	Yanbu National Petrochemical Co.	923,269	9,229,915
TOTAL SAUDI ARABIA			395,122,456
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	3,711,524	36,816,374
	Adcock Ingram Holdings Ltd.	30,875	110,094

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AECI Ltd.	588,674	$2,612,061
	African Rainbow Minerals Ltd.	457,261	3,939,683
	Alexander Forbes Group Holdings Ltd.	967,376	425,353
	Altron Ltd., Class A	134,145	154,597
	Anglo American Platinum Ltd.	65,122	2,284,709
	Aspen Pharmacare Holdings Ltd.	1,258,387	11,997,951
	Astral Foods Ltd.	99,984	949,703
	Barloworld Ltd.	1,102,801	6,340,671
*	Blue Label Telecoms Ltd.	2,430,088	837,670
#*	Brait PLC	14,327,183	1,534,889
	Caxton & CTP Publishers & Printers Ltd.	846,489	552,146
	DataTec Ltd.	3,901,607	10,309,638
	DRDGOLD Ltd. (DRD SJ)	108,802	110,791
	Exxaro Resources Ltd.	962,269	9,008,102
	Foschini Group Ltd.	1,362,766	10,356,038
	Grindrod Ltd.	489,712	321,110
	Harmony Gold Mining Co. Ltd. (HAR SJ)	130,679	1,486,806
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	130,821	1,474,353
	Hudaco Industries Ltd.	162,246	1,758,905
*	Impala Platinum Holdings Ltd.	2,870,375	15,754,529
	Investec Ltd.	200,556	1,279,975
*	KAP Ltd.	9,574,618	1,386,908
	Lewis Group Ltd.	687,045	2,885,778
	Life Healthcare Group Holdings Ltd.	1,438,924	1,212,787
	Merafe Resources Ltd.	7,641,089	605,243
*	Metair Investments Ltd.	887,092	414,905
	Momentum Group Ltd.	6,212,917	9,567,652
	Motus Holdings Ltd.	684,166	4,024,437
	Mpact Ltd.	1,703,627	2,566,205
	MTN Group Ltd.	5,269,794	32,324,853
	Naspers Ltd., Class N	89,283	18,823,549
	Nedbank Group Ltd.	1,705,738	25,095,998
	Netcare Ltd.	2,622,168	1,989,824
	Northam Platinum Holdings Ltd.	392,066	2,650,593
	Oceana Group Ltd.	251,704	905,250
	Old Mutual Ltd. (OMU SJ)	21,963,994	14,536,120
		Shares	Value»
SOUTH AFRICA — (Continued)
	Omnia Holdings Ltd.	1,101,781	$3,951,073
Ω	Pepkor Holdings Ltd.	7,815,969	10,772,227
	PPC Ltd.	6,247,302	1,446,946
	Raubex Group Ltd.	1,319,817	3,463,005
	RCL Foods Ltd.	159,113	80,810
	Reunert Ltd.	640,027	2,343,889
	RFG Holdings Ltd.	23,326	25,171
	Sappi Ltd.	3,208,056	8,207,859
	Sasol Ltd. (SOL SJ)	1,995,840	9,257,107
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	954,293	3,635,856
*	Sibanye Stillwater Ltd. (SSW SJ)	6,081,152	5,860,305
	Southern Sun Ltd.	336,200	150,165
	Standard Bank Group Ltd.	2,561,104	29,855,687
	Super Group Ltd.	1,862,607	2,823,621
*	Telkom SA SOC Ltd.	1,447,670	2,593,704
	Thungela Resources Ltd. (TGA SJ)	320,164	2,332,328
*	Trencor Ltd.	210,000	91,025
	Tsogo Sun Ltd.	47,126	23,059
	Wilson Bayly Holmes-Ovcon Ltd.	134,804	1,510,247
	Zeda Ltd.	1,124,712	747,247
TOTAL SOUTH AFRICA			328,577,581
SOUTH KOREA — (10.0%)
	Advanced Process Systems Corp.	11,299	127,753
*	Aekyung Chemical Co. Ltd.	17,650	82,511
	AJ Networks Co. Ltd.	29,226	79,085
*	Ajin Industrial Co. Ltd.	151,235	278,406
*	ALUKO Co. Ltd.	61,261	83,861
	AMOREPACIFIC Group	82,867	1,370,434
*	Ananti, Inc.	192,781	783,503
	Asia Cement Co. Ltd.	83,810	606,481
	ASIA Holdings Co. Ltd.	4,148	715,633
	Asia Paper Manufacturing Co. Ltd.	125,605	653,670
	BGF Co. Ltd.	57,763	133,597
#	BH Co. Ltd.	98,245	1,018,875
	Binggrae Co. Ltd.	945	47,570
	BNK Financial Group, Inc.	867,778	7,233,603
	Bookook Securities Co. Ltd.	20,358	383,900
	BYC Co. Ltd.	7,520	151,631
	Byucksan Corp.	178,184	234,106
	Chinyang Holdings Corp.	69,973	150,395

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chongkundang Holdings Corp.	5,145	$162,802
*††	Chorokbaem Media Co. Ltd.	33,099	23,076
	CJ CheilJedang Corp.	35,419	5,871,838
	CJ Corp.	54,368	3,548,350
*	CJ ENM Co. Ltd.	46,323	1,702,907
	CJ Freshway Corp.	6,890	97,676
	CJ Logistics Corp.	29,674	1,623,067
	CR Holdings Co. Ltd.	128,001	491,077
	Cuckoo Holdings Co. Ltd.	5,600	87,377
	Cuckoo Homesys Co. Ltd.	5,966	79,140
*	Dae Hyun Co. Ltd.	37,895	60,210
	Dae Won Kang Up Co. Ltd.	215,821	575,573
*††	Dae Yu Co. Ltd.	22,377	6,638
*	Daechang Co. Ltd.	167,402	144,694
	Daechang Forging Co. Ltd.	25,990	92,540
	Daedong Corp.	57,366	469,105
	Daehan Flour Mill Co. Ltd.	5,652	491,405
	Daehan New Pharm Co. Ltd.	16,290	79,536
	Daehan Steel Co. Ltd.	69,851	795,641
	Daesang Corp.	90,595	1,163,981
	Daesang Holdings Co. Ltd.	67,158	478,377
*	Daesung Industrial Co. Ltd.	28,536	62,413
	Daewon San Up Co. Ltd.	37,484	152,540
*	Daewoo Engineering & Construction Co. Ltd.	809,017	1,870,940
	Daewoong Co. Ltd.	25,739	362,588
*††	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,428	254,887
	Daishin Securities Co. Ltd.	127,472	1,454,385
	Daol Investment & Securities Co. Ltd.	180,886	362,922
*	Daou Data Corp.	23,427	161,880
	Daou Technology, Inc.	131,192	1,604,033
*	Dasan Networks, Inc.	11,158	27,141
	DB Financial Investment Co. Ltd.	174,597	654,587
	DB HiTek Co. Ltd.	24,678	544,365
	DB Insurance Co. Ltd.	140,428	9,343,642
		Shares	Value»
SOUTH KOREA — (Continued)
*	DB, Inc.	58,775	$49,068
	Deutsch Motors, Inc.	76,569	221,936
	DGB Financial Group, Inc.	669,259	4,230,899
	DI Dong Il Corp.	20,754	708,530
#	DL E&C Co. Ltd.	131,430	2,821,511
#	DL Holdings Co. Ltd.	51,159	1,120,141
*	DMS Co. Ltd.	73,474	307,208
	DN Automotive Corp.	42,432	608,800
	Dong A Eltek Co. Ltd.	14,752	33,270
	Dong-A Socio Holdings Co. Ltd.	9,546	628,458
	Dong-A ST Co. Ltd.	1,179	40,603
	Dongbang Transport Logistics Co. Ltd.	46,239	68,029
	Dongbu Corp.	5,695	14,052
#	Dongkuk CM Co. Ltd.	97,951	422,929
#	Dongkuk Holdings Co. Ltd.	61,326	305,673
	Dongkuk Industries Co. Ltd.	47,920	140,128
	Dongkuk Steel Mill Co. Ltd.	177,472	1,079,178
	Dongsuh Cos., Inc.	5,304	84,580
	Dongsung Chemical Co. Ltd.	133,138	356,195
	Dongwha Pharm Co. Ltd.	67,438	281,766
	Dongwon Development Co. Ltd.	100,707	154,163
	Dongwon F&B Co. Ltd.	17,854	363,141
	Dongyang E&P, Inc.	28,974	354,986
	Doosan Bobcat, Inc.	233,044	7,655,849
	DoubleUGames Co. Ltd.	14,824	498,440
*	Duksan Hi-Metal Co. Ltd.	13,628	36,071
	DY Corp.	60,647	164,707
	DY POWER Corp.	23,114	187,102
*	Easy Holdings Co. Ltd.	155,774	286,720
	Ecoplastic Corp.	18,354	30,171
*	Elentec Co. Ltd.	9,076	29,396
	E-MART, Inc.	54,241	2,398,128
	ENF Technology Co. Ltd.	3,601	47,542
#	Eugene Corp.	253,741	574,189
	Eugene Investment & Securities Co. Ltd.	231,320	381,577
	Eusu Holdings Co. Ltd.	38,014	138,659
#	Fila Holdings Corp.	64,829	1,745,457
	Fursys, Inc.	20,360	577,788
*	GAEASOFT	10,822	58,623
	Geumhwa PSC Co. Ltd.	976	16,838

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GOLFZON Co. Ltd.	2,523	$104,172
	Golfzon Newdin Holdings Co. Ltd.	82,520	194,165
	Gradiant Corp.	6,187	48,997
*	Green Cross Holdings Corp.	7,456	74,690
	GS Global Corp.	240,697	437,694
	GS Holdings Corp. (078930 KS)	226,702	5,981,005
*	GS P&L Co. Ltd.	28,396	375,617
	GS Retail Co. Ltd.	119,721	1,257,380
	Gwangju Shinsegae Co. Ltd.	18,495	370,241
	HAESUNG DS Co. Ltd.	6,302	107,389
	Hana Financial Group, Inc.	1,106,230	45,787,441
	Handok, Inc.	4,184	33,831
	Handsome Co. Ltd.	68,554	693,966
	Hanil Cement Co. Ltd.	11,048	116,578
	Hanil Holdings Co. Ltd.	81,808	792,460
#	Hanjin Transportation Co. Ltd.	38,168	508,170
	Hankook Tire & Technology Co. Ltd.	271,458	7,616,046
	HanmiGlobal Co. Ltd.	15,826	190,070
#	Hanon Systems	195,030	570,778
	Hansae Co. Ltd.	1,354	12,192
	Hansol Holdings Co. Ltd.	56,807	91,595
	Hansol Paper Co. Ltd.	70,057	408,374
	Hansol Technics Co. Ltd.	116,222	311,348
	Hanwha Corp.	9,875	206,335
	Hanwha General Insurance Co. Ltd.	85,465	238,235
*	Hanwha Investment & Securities Co. Ltd.	340,239	837,588
	Hanwha Life Insurance Co. Ltd.	825,554	1,410,762
	Hanwha Solutions Corp.	304,139	4,101,229
	Hanyang Eng Co. Ltd.	53,693	603,678
*	Hanyang Securities Co. Ltd.	49,973	409,830
#	Harim Holdings Co. Ltd.	199,629	747,204
*	HB Technology Co. Ltd.	128,220	213,212
	HD Hyundai Co. Ltd.	167,822	9,546,355
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Construction Equipment Co. Ltd.	64,362	$2,931,208
*	HD Hyundai Energy Solutions Co. Ltd.	3,574	59,314
	HD Hyundai Infracore Co. Ltd.	452,344	2,276,087
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	24,934	3,952,100
	HDC Holdings Co. Ltd.	35,453	303,930
	HDC Hyundai Development Co-Engineering & Construction	143,625	1,634,080
	HDC Hyundai Engineering Plastics Co. Ltd.	13,540	32,130
	Hitejinro Holdings Co. Ltd.	19,188	119,140
	HL Holdings Corp.	24,796	586,609
#	HL Mando Co. Ltd.	101,520	3,089,621
#	HMM Co. Ltd.	670,434	8,738,709
*	HS Hyosung Corp.	1,431	28,232
	HS Industries Co. Ltd.	25,835	85,132
	Huons Global Co. Ltd.	19,023	457,266
	Husteel Co. Ltd.	18,439	56,200
	Hwa Shin Co. Ltd.	49,910	248,617
	Hwangkum Steel & Technology Co. Ltd.	35,646	121,015
*	Hy-Lok Corp.	38,182	749,130
#	Hyosung Corp.	7,081	221,893
	Hyosung TNC Corp.	2,371	362,810
*	Hyundai BNG Steel Co. Ltd.	19,621	168,022
	HYUNDAI Corp.	32,752	441,344
	Hyundai Corp. Holdings, Inc.	19,503	137,597
#	Hyundai Department Store Co. Ltd.	57,645	1,992,293
#	Hyundai Engineering & Construction Co. Ltd.	215,376	4,584,959
	Hyundai Futurenet Co. Ltd.	68,828	158,324
	Hyundai GF Holdings	169,606	567,859
	Hyundai Glovis Co. Ltd.	128,009	13,077,214
	Hyundai Green Food	15,999	153,782

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Home Shopping Network Corp.	13,542	$450,389
*	Hyundai Livart Furniture Co. Ltd.	13,352	68,769
	Hyundai Marine & Fire Insurance Co. Ltd.	224,373	3,808,107
#	Hyundai Mobis Co. Ltd.	132,622	23,932,384
	Hyundai Motor Co.	482,676	67,936,183
	Hyundai Motor Securities Co. Ltd.	72,525	328,670
	Hyundai Steel Co.	234,166	3,711,738
	Hyundai Wia Corp.	69,594	1,856,997
*	Iljin Holdings Co. Ltd.	91,947	243,978
	Ilshin Spinning Co. Ltd.	63,878	358,174
	iMarketKorea, Inc.	84,679	455,852
	Industrial Bank of Korea	1,115,796	11,886,423
	Innocean Worldwide, Inc.	52,041	660,039
*	Interflex Co. Ltd.	3,720	23,292
#	INTOPS Co. Ltd.	41,391	611,410
#	IS Dongseo Co. Ltd.	61,006	809,105
*	Jahwa Electronics Co. Ltd.	9,711	102,633
	JB Financial Group Co. Ltd.	503,610	6,827,462
	JC Chemical Co. Ltd.	10,913	26,948
*	Kakao Games Corp.	3,746	41,631
	Kangnam Jevisco Co. Ltd.	19,813	352,299
#	Kangwon Land, Inc.	203,625	2,342,229
#	KB Financial Group, Inc. (KB US), ADR	1,770,387	110,596,075
	KC Co. Ltd.	39,745	436,165
#	KCC Corp.	16,239	2,760,954
	KCC Glass Corp.	57,136	1,411,442
	KCTC	21,950	56,982
	KG Chemical Corp.	82,908	211,454
	KG Dongbusteel	19,611	79,661
	KG Eco Solution Co. Ltd.	28,778	97,708
*	KG Mobility Co.	9,339	23,948
#	Kginicis Co. Ltd.	15,968	94,235
	KGMobilians Co. Ltd.	15,820	48,987
	KH Vatec Co. Ltd.	8,347	57,271
	Kia Corp.	1,095,769	76,460,381
*	KISCO Corp.	58,802	319,398
*	KISCO Holdings Co. Ltd.	32,652	416,742
	KISWIRE Ltd.	63,149	783,943
	KIWOOM Securities Co. Ltd.	54,030	4,631,589
	Kolmar Holdings Co. Ltd.	5,350	24,996
*	Kolon Corp.	14,063	135,773
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolon Industries, Inc.	76,172	$1,462,897
	Komelon Corp.	20,581	155,308
	Korea Alcohol Industrial Co. Ltd.	70,875	412,715
	Korea Asset In Trust Co. Ltd.	256,225	489,648
#*	Korea Circuit Co. Ltd.	37,701	263,305
	Korea Electric Terminal Co. Ltd.	30,397	1,639,390
	Korea Fuel-Tech Corp.	14,066	46,710
	Korea Investment Holdings Co. Ltd.	146,899	7,988,162
*	Korea Line Corp.	738,199	857,040
	Korea Movenex Co. Ltd.	128,248	526,042
#	Korea Petrochemical Ind Co. Ltd.	12,030	751,637
*	Korea Real Estate Investment & Trust Co. Ltd.	233,688	160,256
	Korea United Pharm, Inc.	19,113	234,644
	Korean Air Lines Co. Ltd.	585,473	9,939,660
	Korean Reinsurance Co.	771,847	4,368,230
	Kortek Corp.	17,817	98,485
	KPX Chemical Co. Ltd.	11,190	326,627
	KSS LINE Ltd.	81,008	472,617
	KT Skylife Co. Ltd.	88,736	265,960
	KTCS Corp.	53,409	104,692
	Ktis Corp.	60,562	113,968
	Kukdong Oil & Chemicals Co. Ltd.	26,930	63,431
*	Kumho HT, Inc.	112,036	54,235
#	Kumho Petrochemical Co. Ltd.	37,207	2,692,096
*	Kumho Tire Co., Inc.	245,377	883,547
	Kumkang Kind Co. Ltd.	53,626	149,057
	Kwang Dong Pharmaceutical Co. Ltd.	102,183	383,317
#*	Kyeryong Construction Industrial Co. Ltd.	30,880	262,411
	Kyobo Securities Co. Ltd.	90,758	339,190
	Kyungbang Co. Ltd.	29,544	127,165
*	LB Semicon, Inc.	20,582	54,359
	LEADCORP, Inc.	57,751	153,614
	LF Corp.	71,115	797,243
	LG Chem Ltd.	122,341	19,841,940
	LG Corp.	263,331	13,499,420
#*	LG Display Co. Ltd. (LPL US), ADR	2,504,572	8,089,768

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Electronics, Inc.	486,961	$28,056,735
	LG H&H Co. Ltd.	14,106	2,966,514
	LG HelloVision Co. Ltd.	109,778	183,090
#	LG Innotek Co. Ltd.	41,459	4,209,658
	LG Uplus Corp.	948,781	6,537,675
	Lotte Chemical Corp.	51,611	2,010,748
#	Lotte Chilsung Beverage Co. Ltd.	12,708	902,968
#	Lotte Corp.	88,207	1,260,954
*	Lotte Data Communication Co.	2,673	35,744
#	LOTTE Fine Chemical Co. Ltd.	81,108	2,210,432
	LOTTE Himart Co. Ltd.	3,675	18,891
*	Lotte Non-Life Insurance Co. Ltd.	47,349	63,705
	Lotte Rental Co. Ltd.	19,379	378,070
	Lotte Shopping Co. Ltd.	35,638	1,319,329
#	Lotte Wellfood Co. Ltd.	8,689	612,687
	LS Corp.	64,845	5,254,710
	LS SECURITIES Co. Ltd.	1,062	2,912
*	LVMC Holdings	287,236	328,068
	LX Hausys Ltd.	24,371	517,181
	LX Holdings Corp.	154,213	722,603
	LX International Corp.	133,176	2,277,395
	LX Semicon Co. Ltd.	5,219	202,168
	Maeil Dairies Co. Ltd.	7,598	172,808
	Mcnex Co. Ltd.	4,275	67,553
*	MegaStudy Co. Ltd.	39,697	291,406
	Mgame Corp.	6,897	24,300
	Mi Chang Oil Industrial Co. Ltd.	4,014	247,123
*	Mirae Asset Life Insurance Co. Ltd.	277,294	967,366
	Mirae Asset Securities Co. Ltd.	869,520	5,013,746
*	MK Electron Co. Ltd.	78,264	476,159
*	Mobase Electronics Co. Ltd.	16,458	15,826
*	MONAYONGPYONG	3,678	10,249
	Moorim P&P Co. Ltd.	76,706	140,890
	Moorim Paper Co. Ltd.	34,352	48,215
	Motonic Corp.	41,040	237,900
	MS Autotech Co. Ltd.	14,275	24,254
	Namyang Dairy Products Co. Ltd.	16,740	763,304
	Nature Holdings Co. Ltd.	15,603	99,565
	NAVER Corp.	75,359	11,159,691
	Neowiz	4,686	59,947
*	Neowiz Holdings Corp.	18,864	217,165
		Shares	Value»
SOUTH KOREA — (Continued)
#*Ω	Netmarble Corp.	51,316	$1,554,940
	New Power Plasma Co. Ltd.	5,830	18,392
*	Nexen Corp.	98,445	292,583
	Nexen Tire Corp.	154,230	585,456
	NH Investment & Securities Co. Ltd.	507,699	5,022,524
	NHN Corp.	71,052	908,809
	NICE Holdings Co. Ltd.	15,181	110,732
	Nice Information & Telecommunication, Inc.	9,253	110,020
*	Nong Shim Holdings Co. Ltd.	11,516	503,512
	NongShim Co. Ltd.	9,518	2,278,498
	NOROO Paint & Coatings Co. Ltd.	49,570	257,448
	NOVAREX Co. Ltd.	28,605	139,808
	NPC	66,175	191,428
*	OCI Co. Ltd.	21,089	989,668
*	OCI Holdings Co. Ltd.	56,461	3,056,790
	Orion Corp.	4,740	329,371
#	Orion Holdings Corp.	100,522	1,046,870
*	Osung Advanced Materials Co. Ltd.	258,888	254,668
#	Ottogi Corp.	4,520	1,190,741
	Pan Ocean Co. Ltd.	913,844	2,080,104
#	Paradise Co. Ltd.	122,683	833,086
	Partron Co. Ltd.	161,089	816,096
	PHA Co. Ltd.	39,155	269,822
	Poongsan Corp.	88,816	3,220,276
	Poongsan Holdings Corp.	42,592	750,948
	POSCO Holdings, Inc. (005490 KS)	58,373	10,399,260
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	705,957	31,429,206
	POSCO Steeleon Co. Ltd.	3,364	65,758
*	RFTech Co. Ltd.	34,042	89,553
*	Sajo Industries Co. Ltd.	9,883	229,020
*	Sajodaerim Corp.	10,562	286,482
	Sam Young Electronics Co. Ltd.	31,048	222,884
	Sambo Corrugated Board Co. Ltd.	16,314	90,557
*	Sambo Motors Co. Ltd.	5,159	15,467
	Samho Development Co. Ltd.	12,889	27,193
	SAMHWA Paints Industrial Co. Ltd.	58,810	246,937

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samick Musical Instruments Co. Ltd.	217,904	$207,798
*	Samji Electronics Co. Ltd.	15,508	99,129
	Sammok S-Form Co. Ltd.	26,629	364,962
	SAMPYO Cement Co. Ltd.	134,784	277,791
#	Samsung C&T Corp.	176,279	14,450,697
#	Samsung Card Co. Ltd. (029780 KS)	100,555	2,896,705
	Samsung Electronics Co. Ltd. (005930 KS)	4,102,742	146,524,177
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,952	1,745,028
	Samsung Engineering Co. Ltd.	44,475	548,597
	Samsung Fire & Marine Insurance Co. Ltd.	10,441	2,725,064
*	Samsung Life Insurance Co. Ltd.	197,743	12,066,437
	Samsung SDI Co. Ltd.	28,657	4,342,046
	Samsung SDS Co. Ltd.	1,316	108,807
#	Samsung Securities Co. Ltd.	218,225	6,807,004
*	SAMT Co. Ltd.	141,005	253,882
	Samyang Corp.	9,145	282,578
	Samyang Holdings Corp.	21,200	927,581
	Samyang Tongsang Co. Ltd.	6,304	209,592
	SeAH Besteel Holdings Corp.	70,899	937,308
	SeAH Holdings Corp.	4,354	285,382
	SeAH Steel Corp.	5,976	565,598
	SeAH Steel Holdings Corp.	8,469	1,192,076
	Sebang Co. Ltd.	51,264	405,201
	Sebang Global Battery Co. Ltd.	30,660	1,702,955
	Sejong Industrial Co. Ltd.	58,350	157,884
	Seohan Co. Ltd.	124,535	67,660
#	Seoul Semiconductor Co. Ltd.	38,879	192,892
	Seoyon Co. Ltd.	54,286	253,439
	Seoyon E-Hwa Co. Ltd.	77,705	670,037
	SFA Engineering Corp.	9,889	128,934
	SGC Energy Co. Ltd.	22,681	367,239
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Heung Energy & Electronics Co. Ltd.	23,272	$72,977
	Shindaeyang Paper Co. Ltd.	71,442	284,172
	Shinhan Financial Group Co. Ltd. (055550 KS)	666,029	23,200,323
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	992,725	34,765,229
#	Shinsegae International, Inc.	40,710	285,269
	Shinsegae, Inc.	31,545	2,872,786
	Shinyoung Securities Co. Ltd.	20,147	1,051,556
	Silla Co. Ltd.	23,707	136,383
*	SIMMTECH Co. Ltd.	2,875	24,102
	SIMPAC, Inc.	108,795	299,053
	Sindoh Co. Ltd.	16,533	439,733
	SK Chemicals Co. Ltd.	14,262	405,114
	SK Discovery Co. Ltd.	54,122	1,300,977
*	SK Eternix Co. Ltd.	9,412	79,638
	SK Gas Ltd.	6,891	1,027,309
*	SK Innovation Co. Ltd.	18,760	1,634,873
	SK Networks Co. Ltd.	490,782	1,412,386
	SK Securities Co. Ltd.	1,211,697	398,462
	SK, Inc.	107,047	10,836,157
	SL Corp.	64,890	1,422,439
	SNT Dynamics Co. Ltd.	39,955	636,310
	SNT Holdings Co. Ltd.	35,428	627,532
	SNT Motiv Co. Ltd.	85,650	1,465,717
	S-Oil Corp.	154,939	6,481,437
*	Solborn, Inc.	4,174	11,805
	Songwon Industrial Co. Ltd.	44,818	381,545
#	Soulbrain Holdings Co. Ltd.	16,804	397,437
*	Spigen Korea Co. Ltd.	6,627	96,225
	Suheung Co. Ltd.	6,300	61,640
*	Sung Kwang Bend Co. Ltd.	57,519	1,137,748
	Sungshin Cement Co. Ltd.	86,158	461,598
#	Sungwoo Hitech Co. Ltd.	298,139	1,045,556
	Sunjin Co. Ltd.	41,991	162,347
*	Suprema, Inc.	6,154	103,798
	Tae Kyung Industrial Co. Ltd.	64,197	216,008

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taekwang Industrial Co. Ltd.	1,467	$634,202
*	Taewoong Co. Ltd.	42,224	353,470
	TK Corp.	34,150	519,469
	TKG Huchems Co. Ltd.	14,556	169,577
	Tongyang Life Insurance Co. Ltd.	182,654	580,910
*	Top Engineering Co. Ltd.	53,751	172,611
	TS Corp.	230,626	421,863
*	TY Holdings Co. Ltd.	30,100	52,779
	TYM Corp.	40,251	136,824
	Uju Electronics Co. Ltd.	15,254	219,668
	Unid Co. Ltd.	15,727	703,150
*	Unitrontech Co. Ltd.	13,711	51,535
	Value Added Technology Co. Ltd.	7,811	102,236
	Webzen, Inc.	8,847	83,856
	Whanin Pharmaceutical Co. Ltd.	32,254	261,306
#	WiSoL Co. Ltd.	74,032	271,792
	Wonik Materials Co. Ltd.	14,917	183,525
	Woojin, Inc.	9,162	48,941
*	Woongjin Thinkbig Co. Ltd.	104,748	114,260
*	Wooree Bio Co. Ltd.	15,676	28,804
	Woori Financial Group, Inc. (316140 KS)	2,109,635	23,210,428
	Y G-1 Co. Ltd.	61,716	214,892
	Y-entec Co. Ltd.	27,847	118,520
#	Young Poong Corp.	2,018	578,949
	Young Poong Precision Corp.	53,659	436,107
#	Youngone Corp.	114,742	3,451,440
	Youngone Holdings Co. Ltd.	26,845	1,506,240
	Yuanta Securities Korea Co. Ltd.	357,122	655,306
	YuHwa Securities Co. Ltd.	100,570	151,506
	Zinus, Inc.	15,082	221,573
TOTAL SOUTH KOREA			1,096,223,765
TAIWAN — (19.8%)
	ABC Taiwan Electronics Corp.	14,690	8,723
	Abico Avy Co. Ltd.	586,364	594,823
#	Ability Enterprise Co. Ltd.	1,079,330	1,896,092
#	AcBel Polytech, Inc.	3,121,000	2,880,776
#	Acer, Inc.	9,361,109	10,514,371
		Shares	Value»
TAIWAN — (Continued)
#*	ACES Electronic Co. Ltd.	564,778	$1,065,634
*	Acon Holding, Inc.	173,000	69,290
#	Acter Group Corp. Ltd.	138,000	1,899,252
#	Action Electronics Co. Ltd.	510,000	265,772
#	ADATA Technology Co. Ltd.	704,000	1,628,345
	Adda Corp.	30,000	22,322
#	Advanced Analog Technology, Inc.	17,000	30,881
	Advanced Ceramic X Corp.	7,000	33,812
	Advanced Energy Solution Holding Co. Ltd.	15,000	542,324
	Advanced International Multitech Co. Ltd.	528,000	1,202,209
#*	Advanced Optoelectronic Technology, Inc.	448,000	282,020
	Advanced Power Electronics Corp.	33,000	81,962
#	Advanced Wireless Semiconductor Co.	37,000	105,714
#	Advancetek Enterprise Co. Ltd.	720,000	1,794,359
#	AGV Products Corp.	1,976,211	700,237
	Airtac International Group	36,000	938,755
#*	ALI Corp.	97,200	97,301
	Allied Circuit Co. Ltd.	11,000	35,012
	Allied Supreme Corp.	16,000	140,366
	Alltek Technology Corp.	585,120	586,733
#	Alpha Networks, Inc.	1,121,086	1,181,080
#	Altek Corp.	1,819,080	2,023,365
	Amazing Microelectronic Corp.	18,000	45,162
	Ambassador Hotel	1,232,000	2,025,218
	AMPACS Corp.	38,000	47,705
	Ampire Co. Ltd.	59,000	56,895
#	AMPOC Far-East Co. Ltd.	299,000	890,199
#	AmTRAN Technology Co. Ltd.	3,440,483	1,869,468
#	Anji Technology Co. Ltd.	147,000	176,539
#	Apacer Technology, Inc.	522,210	709,847
	APCB, Inc.	637,000	303,325
#	Apex Biotechnology Corp.	309,000	290,567
	Apex Dynamics, Inc.	2,000	48,602

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Apex International Co. Ltd.	766,683	$790,614
#	Apex Science & Engineering	369,633	126,123
	ARBOR Technology Corp.	39,000	57,181
	Arcadyan Technology Corp.	625,000	3,379,251
#	Ardentec Corp.	2,214,058	4,623,652
	Argosy Research, Inc.	104,000	456,519
#	ASE Technology Holding Co. Ltd.	13,730,000	71,265,641
	Asia Cement Corp.	7,757,589	9,658,348
	Asia Electronic Material Co. Ltd.	238,000	141,653
	Asia Metal Industries, Inc.	22,000	52,875
	Asia Optical Co., Inc.	626,000	2,963,260
*	Asia Plastic Recycling Holding Ltd.	315,942	58,834
#	Asia Polymer Corp.	2,200,530	966,219
	Asia Tech Image, Inc.	115,000	385,894
	ASolid Technology Co. Ltd.	22,000	33,467
	ASROCK, Inc.	23,000	160,145
	Asustek Computer, Inc.	2,194,000	39,936,260
	ATE Energy International Co. Ltd.	167,000	140,175
	Aten International Co. Ltd.	7,000	15,953
#	Audix Corp.	399,332	811,575
	AUO Corp. (AUOTY US), ADR	3,030,220	12,423,902
#	Avalue Technology, Inc.	166,000	455,239
	AVer Information, Inc.	103,000	127,227
#	Avermedia Technologies	109,600	159,383
#	Axiomtek Co. Ltd.	284,000	1,096,997
#	Azurewave Technologies, Inc.	221,000	369,592
#	Bank of Kaohsiung Co. Ltd.	4,066,331	1,437,133
#	Basso Industry Corp.	409,000	521,417
#	BenQ Materials Corp.	639,000	578,474
#	BES Engineering Corp.	7,377,443	2,334,947
#	Bin Chuan Enterprise Co. Ltd.	239,000	402,948
#*	Biostar Microtech International Corp.	748,055	558,727
	Bioteque Corp.	39,000	145,962
	Bizlink Holding, Inc.	547,000	10,351,815
		Shares	Value»
TAIWAN — (Continued)
#	Bright Led Electronics Corp.	539,000	$361,270
#	Brightek Optoelectronic Co. Ltd.	44,000	64,150
	Brighton-Best International Taiwan, Inc.	92,000	95,643
	Calitech Co. Ltd.	36,000	76,458
*	Cameo Communications, Inc.	694,712	225,527
#	Capital Futures Corp.	95,000	167,768
#	Capital Securities Corp.	7,557,158	5,917,120
#*	Career Technology MFG. Co. Ltd.	894,824	402,848
#	Carnival Industrial Corp.	572,007	155,362
	Castles Technology Co. Ltd.	24,000	59,447
#	Caswell, Inc.	86,000	297,199
	Catcher Technology Co. Ltd.	1,815,000	10,900,552
#	Cathay Chemical Works	272,000	418,036
	Cathay Financial Holding Co. Ltd.	26,941,201	54,320,979
#	Cathay Real Estate Development Co. Ltd.	2,926,694	2,046,726
	Cayman Engley Industrial Co. Ltd.	110,000	115,382
#	CCP Contact Probes Co. Ltd.	112,000	121,259
#*	Celxpert Energy Corp.	406,304	457,652
	Cenra, Inc.	621,632	701,788
#	Center Laboratories, Inc.	498,214	612,553
#	Central Reinsurance Co. Ltd.	1,026,148	795,919
#	Century Iron & Steel Industrial Co. Ltd.	192,000	932,783
	Chailease Holding Co. Ltd.	4,325,156	15,091,834
#	Chain Chon Industrial Co. Ltd.	673,419	294,868
#*	ChainQui Construction Development Co. Ltd.	571,393	272,382
	Chaintech Technology Corp.	15,000	16,002
#*	Champion Building Materials Co. Ltd.	1,207,445	351,404

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	18,030,332	$9,956,453
#	Chang Wah Electromaterials, Inc.	384,000	508,292
	Chang Wah Technology Co. Ltd.	34,000	35,213
#	Channel Well Technology Co. Ltd.	466,000	1,103,437
	Chant Sincere Co. Ltd.	19,000	40,930
	Charoen Pokphand Enterprise	287,600	812,880
#	CHC Healthcare Group	551,000	744,390
	CHC Resources Corp.	52,000	106,175
	Chen Full International Co. Ltd.	303,000	411,389
#	Cheng Loong Corp.	4,390,659	2,584,802
*	Cheng Mei Materials Technology Corp.	874,880	366,915
	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	10,829,917
#	Cheng Uei Precision Industry Co. Ltd.	2,041,635	4,216,362
	Chenming Electronic Technology Corp.	189,000	796,232
#	Chia Chang Co. Ltd.	635,000	776,247
#	Chia Hsin Cement Corp.	2,597,114	1,357,538
	Chicony Electronics Co. Ltd.	661,000	3,060,954
	Chicony Power Technology Co. Ltd.	67,000	256,538
	Chien Kuo Construction Co. Ltd.	712,637	597,399
	Chien Shing Harbour Service Co. Ltd.	24,496	33,998
	China Airlines Ltd.	13,804,353	10,847,407
#	China Bills Finance Corp.	3,459,000	1,586,846
	China Container Terminal Corp.	223,000	208,331
	China Ecotek Corp.	53,000	97,193
#	China Electric Manufacturing Corp.	1,217,432	551,600
#	China General Plastics Corp.	922,585	351,851
#	China Glaze Co. Ltd.	385,799	223,561
		Shares	Value»
TAIWAN — (Continued)
#*	China Man-Made Fiber Corp.	6,645,014	$1,511,717
#	China Metal Products	1,365,969	1,250,033
#	China Motor Corp.	1,050,099	2,569,554
#*	China Petrochemical Development Corp.	11,699,068	2,647,056
#	China Steel Chemical Corp.	187,000	525,775
#	China Steel Corp.	38,631,320	23,641,948
	China Steel Structure Co. Ltd.	7,000	10,868
#	China Wire & Cable Co. Ltd.	434,600	459,193
#	Chinese Maritime Transport Ltd.	357,270	428,422
	Ching Feng Home Fashions Co. Ltd.	110,752	98,918
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,241,188
	Chipbond Technology Corp.	2,427,000	4,711,754
	ChipMOS Technologies, Inc. (8150 TT)	2,725,085	2,608,094
	ChipMOS Technologies, Inc. (IMOS US), ADR	23,484	466,387
#	Chlitina Holding Ltd.	101,000	332,582
	Chong Hong Construction Co. Ltd.	559,000	1,422,832
	Chun YU Works & Co. Ltd.	848,750	648,608
	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,267,642
	Chung Hwa Chemical Industrial Works Ltd.	57,000	48,346
#*	Chung Hwa Pulp Corp.	1,942,353	962,327
*††	Chung Shing Textile Co.	600	0
	Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	93,632
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	106,000	106,426
#	Chunghwa Precision Test Tech Co. Ltd.	11,000	265,381
	Chyang Sheng Texing Co. Ltd.	167,000	126,328
	CKM Applied Materials Corp.	50,000	54,485

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cleanaway Co. Ltd. (8422 TT)	90,000	$491,471
	Clevo Co.	1,452,000	2,247,536
#	CMC Magnetics Corp.	2,844,019	840,578
#	Collins Co. Ltd.	658,224	339,400
	Compal Electronics, Inc.	16,744,332	18,467,883
#	Compeq Manufacturing Co. Ltd.	4,826,000	10,084,391
	Complex Micro Interconnection Co. Ltd.	33,000	40,422
#	Compucase Enterprise	236,000	577,907
	Concord International Securities Co. Ltd.	166,399	71,992
#	Concord Securities Co. Ltd.	2,600,313	1,119,765
#	Continental Holdings Corp.	2,142,540	1,924,910
#	Contrel Technology Co. Ltd.	714,000	1,037,644
#	Coremax Corp.	182,000	300,570
#	Coretronic Corp.	1,592,800	3,878,930
#	Co-Tech Development Corp.	643,000	1,051,489
#	Coxon Precise Industrial Co. Ltd.	395,000	204,190
#	Cryomax Cooling System Corp.	74,926	80,659
	CTBC Financial Holding Co. Ltd.	65,703,073	78,205,372
	CTCI Corp.	1,885,000	2,268,332
#	CviLux Corp.	233,000	345,896
#	Cyberlink Corp.	141,000	413,873
#	CyberPower Systems, Inc.	54,000	568,873
#*	CyberTAN Technology, Inc.	799,000	730,757
#	DA CIN Construction Co. Ltd.	1,306,063	2,190,622
#	Da-Li Development Co. Ltd.	743,925	950,680
	Darfon Electronics Corp.	798,000	1,055,662
#	Darwin Precisions Corp.	2,090,635	798,076
	De Licacy Industrial Co. Ltd.	103,880	54,362
	Delpha Construction Co. Ltd.	35,000	41,834
	Depo Auto Parts Ind Co. Ltd.	538,000	3,495,153
	DFI, Inc.	34,000	73,308
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Express Corp.	367,000	$901,168
#	D-Link Corp.	2,921,068	2,063,958
#	Donpon Precision, Inc.	176,000	175,399
#	Drewloong Precision, Inc.	39,000	179,756
#	Dynamic Holding Co. Ltd.	959,873	1,671,949
#	Dynapack International Technology Corp.	750,000	4,653,165
	E.Sun Financial Holding Co. Ltd.	28,573,812	24,096,961
#	Eastech Holding Ltd.	148,000	580,574
*	Eastern Media International Corp.	721,000	369,913
#	Edison Opto Corp.	428,250	311,180
#	Edom Technology Co. Ltd.	988,350	853,795
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,094,677
#	Emerging Display Technologies Corp.	394,000	320,231
††	ENG Electric Co. Ltd.	11,999	50
	Ennoconn Corp.	411,599	3,545,034
#	Ennostar, Inc.	2,461,210	3,469,390
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,033,610
*	Epileds Technologies, Inc.	313,000	289,837
#	Eson Precision Ind Co. Ltd.	441,000	778,062
	Eternal Materials Co. Ltd.	2,505,487	2,148,015
	Eurocharm Holdings Co. Ltd.	15,000	91,817
	Eva Airways Corp.	11,359,355	16,378,032
*	Everest Textile Co. Ltd.	1,630,813	353,654
#	Evergreen Aviation Technologies Corp.	140,000	442,219
	Evergreen International Storage & Transport Corp.	2,619,000	2,393,453
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	24,387,469
	EVERGREEN Steel Corp.	702,000	1,880,500
#	Everlight Chemical Industrial Corp.	1,098,950	707,412
#	Everlight Electronics Co. Ltd.	2,239,000	5,594,214
*	Everspring Industry Co. Ltd.	116,000	41,236

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evertop Wire Cable Corp.	627,000	$347,337
	Excel Cell Electronic Co. Ltd.	37,000	24,053
#	Excellence Opto, Inc.	285,000	219,476
	Excelsior Medical Co. Ltd.	602,348	1,582,349
	Far Eastern Department Stores Ltd.	4,119,445	2,769,276
	Far Eastern International Bank	12,758,463	5,220,224
	Far Eastern New Century Corp.	13,226,528	12,528,389
	Far EasTone Telecommunications Co. Ltd.	1,511,397	4,052,668
#	Farglory F T Z Investment Holding Co. Ltd.	433,780	557,012
#	Farglory Land Development Co. Ltd.	1,437,264	3,258,876
	Feature Integration Technology, Inc.	25,000	50,539
#	Feedback Technology Corp.	150,127	552,268
	Feng Hsin Steel Co. Ltd.	229,000	464,289
	Firich Enterprises Co. Ltd.	20,000	18,704
	First Financial Holding Co. Ltd.	31,249,123	26,369,544
#	First Hi-Tec Enterprise Co. Ltd.	62,000	202,417
	First Hotel	1,014,857	458,401
#	First Insurance Co. Ltd.	1,400,064	1,076,466
#*	First Steamship Co. Ltd.	3,424,042	735,753
#	FIT Holding Co. Ltd.	584,150	1,046,423
	Fitipower Integrated Technology, Inc.	391,550	2,672,457
#	FLEXium Interconnect, Inc.	1,251,000	2,426,604
	Flytech Technology Co. Ltd.	196,000	553,667
	FocalTech Systems Co. Ltd.	293,000	676,240
	Forcecon Tech Co. Ltd.	138,833	574,355
#*	Forest Water Environment Engineering Co. Ltd.	150,052	171,281
		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co. Ltd.	992,000	$866,932
	Formosa Chemicals & Fibre Corp.	7,606,000	6,478,371
#	Formosa Laboratories, Inc.	538,478	1,187,913
#	Formosa Petrochemical Corp.	2,453,000	2,697,821
#	Formosa Plastics Corp.	9,579,000	10,523,409
#	Formosa Sumco Technology Corp.	130,000	355,605
#	Formosa Taffeta Co. Ltd.	3,169,511	1,820,147
#	Formosan Rubber Group, Inc.	1,162,761	916,442
#	Formosan Union Chemical	1,809,843	1,123,762
#	Founding Construction & Development Co. Ltd.	1,012,418	601,931
#	Foxconn Technology Co. Ltd.	3,083,142	7,304,509
	Foxsemicon Integrated Technology, Inc.	291,000	2,688,308
#	Franbo Lines Corp.	600,392	324,671
#	Froch Enterprise Co. Ltd.	1,037,734	519,364
#	FSP Technology, Inc.	810,292	1,603,449
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	120,776
	Fu Hua Innovation Co. Ltd.	1,409,085	1,371,306
	Fubon Financial Holding Co. Ltd.	24,829,733	69,552,698
#	Fulgent Sun International Holding Co. Ltd.	517,623	2,203,700
#	Fullerton Technology Co. Ltd.	435,200	306,157
#*	Fulltech Fiber Glass Corp.	1,439,833	1,278,088
#	Fusheng Precision Co. Ltd.	109,000	1,085,114
#	Fwusow Industry Co. Ltd.	1,384,429	603,199
#	G Shank Enterprise Co. Ltd.	821,107	2,101,342
#	Gamania Digital Entertainment Co. Ltd.	462,000	1,067,129

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	1,877,962	$1,851,389
*	General Interface Solution Holding Ltd.	996,000	1,575,226
#	Generalplus Technology, Inc.	237,000	376,050
#	Genius Electronic Optical Co. Ltd.	313,000	4,236,162
	Getac Holdings Corp.	990,065	3,563,388
	Giant Manufacturing Co. Ltd.	802,000	3,545,267
#	Giantplus Technology Co. Ltd.	2,003,100	838,352
#	Gigabyte Technology Co. Ltd.	530,287	4,009,482
#	Global Brands Manufacture Ltd.	1,520,154	3,036,226
#	Global Lighting Technologies, Inc.	167,000	284,236
#	Global Mixed Mode Technology, Inc.	104,000	712,421
	Global PMX Co. Ltd.	18,000	56,375
	Global View Co. Ltd.	28,000	41,942
#	Globalwafers Co. Ltd.	469,000	4,833,391
#	Globe Union Industrial Corp.	1,309,126	554,436
#	Gloria Material Technology Corp.	2,025,116	2,978,795
#	GMI Technology, Inc.	60,221	93,173
#	Golden Long Teng Development Co. Ltd.	93,000	76,086
	Goldsun Building Materials Co. Ltd.	4,517,171	6,077,798
#	Good Will Instrument Co. Ltd.	269,746	353,934
#	Gordon Auto Body Parts	497,000	563,471
#	Gourmet Master Co. Ltd.	376,000	1,184,265
	Grand Fortune Securities Co. Ltd.	1,110,929	420,303
#*	Grand Pacific Petrochemical	5,603,018	1,924,075
	Grape King Bio Ltd.	253,000	1,122,011
#	Great China Metal Industry	842,000	592,243
#	Great Wall Enterprise Co. Ltd.	2,781,236	4,357,530
	Greatek Electronics, Inc.	793,000	1,482,748
	Group Up Industrial Co. Ltd.	4,000	27,067
	GTM Holdings Corp.	622,900	652,381
*	Hai Kwang Enterprise Corp.	22,000	11,083
		Shares	Value»
TAIWAN — (Continued)
	Hannstar Board Corp.	1,500,048	$2,373,365
#*	HannStar Display Corp.	4,952,435	1,207,043
#*	HannsTouch Holdings Co.	2,606,001	661,078
#	Hanpin Electron Co. Ltd.	334,000	572,082
#	Harvatek Corp.	770,553	496,486
	Heran Co. Ltd.	10,000	31,266
	Hey Song Corp.	1,745,500	2,179,592
	Hi-Clearance, Inc.	4,296	18,618
	Highlight Tech Corp.	43,600	65,527
*	High-Tek Harness Enterprise Co. Ltd.	279,000	50,904
	Highwealth Construction Corp.	4,205,960	5,429,940
	Hi-Lai Foods Co. Ltd.	25,000	115,904
	HIM International Music, Inc.	4,000	14,126
	Hiroca Holdings Ltd.	298,000	250,518
	Hitron Technology, Inc.	179,000	154,688
#	Hiwin Technologies Corp.	633,000	5,606,170
	Hiyes International Co. Ltd.	24,651	131,559
#	Ho Tung Chemical Corp.	4,467,475	1,094,964
#	Hocheng Corp.	1,185,066	586,096
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	506,110
	Holiday Entertainment Co. Ltd.	23,000	54,272
#	Holy Stone Enterprise Co. Ltd.	396,800	1,048,621
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	41,632,192	222,300,640
	Hong Ho Precision Textile Co. Ltd.	21,000	24,590
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	987,068
#	Hong TAI Electric Industrial	1,349,000	1,267,883
	Hong YI Fiber Industry Co.	710,000	318,641
	Horizon Securities Co. Ltd.	555,820	181,637
#	Hota Industrial Manufacturing Co. Ltd.	908,000	1,635,484
#	Hotai Finance Co. Ltd.	57,000	138,936
#	Hsin Kuang Steel Co. Ltd.	924,000	1,324,583

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hsing TA Cement Co.	862,614	$456,998
*	HTC Corp.	23,000	40,954
#	Hu Lane Associate, Inc.	329,025	1,803,506
	Hua Jung Components Co. Ltd.	114,000	55,030
	Hua Nan Financial Holdings Co. Ltd.	24,435,628	20,787,101
	Hua Yu Lien Development Co. Ltd.	37,000	132,091
#	Huaku Development Co. Ltd.	991,100	3,340,347
#	Huang Hsiang Construction Corp.	305,000	582,205
	Hung Ching Development & Construction Co. Ltd.	857,468	931,920
#	Hung Sheng Construction Ltd.	1,724,269	1,243,582
#	Huxen Corp.	173,281	263,700
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	250,120
#	Hwacom Systems, Inc.	600,000	372,796
#	IBF Financial Holdings Co. Ltd.	13,384,140	5,881,020
#	Ichia Technologies, Inc.	1,160,260	1,284,654
	I-Chiun Precision Industry Co. Ltd.	357,879	1,116,601
*	Ideal Bike Corp.	100,230	24,742
#	IEI Integration Corp.	500,200	1,164,961
#	Infortrend Technology, Inc.	1,013,000	948,490
	Info-Tek Corp.	77,000	94,442
	Innodisk Corp.	16,000	99,065
	Innolux Corp.	21,657,431	9,174,145
#	Inpaq Technology Co. Ltd.	359,930	868,268
#	Integrated Service Technology, Inc.	293,570	1,185,386
*	IntelliEPI, Inc.	5,000	14,801
	Interactive Digital Technologies, Inc.	40,000	101,215
#*	International CSRC Investment Holdings Co.	3,523,166	1,360,040
#	Inventec Corp.	7,953,277	11,724,019
	Iron Force Industrial Co. Ltd.	179,420	508,313
#	ITE Technology, Inc.	357,479	1,530,544
#	ITEQ Corp.	711,000	1,572,229
#	Jarllytec Co. Ltd.	109,000	540,928
#	Jean Co. Ltd.	882,428	667,227
		Shares	Value»
TAIWAN — (Continued)
	Jetway Information Co. Ltd.	73,500	$96,192
	Jia Wei Lifestyle, Inc.	105,000	221,768
#	Jiin Yeeh Ding Enterprise Co. Ltd.	193,000	357,270
*	Jinli Group Holdings Ltd.	275,532	84,193
	JMC Electronics Co. Ltd.	63,000	68,468
#	Johnson Health Tech Co. Ltd.	60,000	343,143
	Joinsoon Electronics Manufacturing Co. Ltd.	186,921	95,243
#	K Laser Technology, Inc.	785,601	462,383
#	Kaimei Electronic Corp.	387,400	800,354
	Kaulin Manufacturing Co. Ltd.	529,656	218,186
#	Kedge Construction Co. Ltd.	184,850	393,421
#	KEE TAI Properties Co. Ltd.	839,780	356,980
	Kenda Rubber Industrial Co. Ltd.	1,402,409	1,131,185
	Kent Industrial Co. Ltd.	18,000	14,550
	Kerry TJ Logistics Co. Ltd.	206,000	243,056
*	Key Ware Electronics Co. Ltd.	353,000	111,093
	KGI Financial Holding Co. Ltd.	53,691,205	28,066,843
#	KHGEARS International Ltd.	105,000	664,287
#	Kindom Development Co. Ltd.	1,887,000	2,915,439
#	King Chou Marine Technology Co. Ltd.	268,100	340,363
#	King Polytechnic Engineering Co. Ltd.	107,100	166,051
	King Yuan Electronics Co. Ltd.	3,390,805	11,347,019
	King's Town Bank Co. Ltd.	3,766,012	5,847,867
#*	King's Town Construction Co. Ltd.	437,380	809,704
	Kingstate Electronics Corp.	23,000	29,753
#	Kinko Optical Co. Ltd.	666,756	535,804
	Kinpo Electronics	5,886,375	4,408,859
#	Kinsus Interconnect Technology Corp.	1,359,000	3,958,509

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KMC Kuei Meng International, Inc.	100,000	$385,149
#	Ko Ja Cayman Co. Ltd.	95,000	122,245
#	KS Terminals, Inc.	404,000	895,952
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	11,719
	Kung Long Batteries Industrial Co. Ltd.	89,000	410,044
#*	Kung Sing Engineering Corp.	2,299,875	718,332
#	Kuo Toong International Co. Ltd.	638,808	1,033,615
	Kuo Yang Construction Co. Ltd.	168,000	105,226
#	Kwong Fong Industries Corp.	481,649	180,703
	Kwong Lung Enterprise Co. Ltd.	300,000	533,467
#	L&K Engineering Co. Ltd.	425,303	3,165,160
	La Kaffa International Co. Ltd.	11,000	31,775
*	LAN FA Textile	985,713	278,794
#	Lanner Electronics, Inc.	363,000	1,060,530
	Largan Precision Co. Ltd. (3008 TT)	329,000	27,187,312
#	Laser Tek Taiwan Co. Ltd.	129,000	218,583
#	Laster Tech Corp. Ltd.	442,172	435,782
*	Leader Electronics, Inc.	46,000	19,851
#*	Lealea Enterprise Co. Ltd.	3,801,898	979,354
#	LEE CHI Enterprises Co. Ltd.	891,900	354,883
#	Lelon Electronics Corp.	395,000	1,215,352
	Lemtech Holdings Co. Ltd.	82,000	354,219
#	Leo Systems, Inc.	93,000	84,595
*	Leofoo Development Co. Ltd.	148,000	83,789
#*	Li Peng Enterprise Co. Ltd.	2,274,381	491,333
	Lida Holdings Ltd.	301,680	211,462
	Lien Hwa Industrial Holdings Corp.	2,071,942	3,114,698
	Ligitek Electronics Co. Ltd.	105,000	168,549
#	Lingsen Precision Industries Ltd.	1,924,480	1,008,627
		Shares	Value»
TAIWAN — (Continued)
	Lite-On Technology Corp.	6,635,738	$21,717,096
	Liton Technology Corp.	52,000	69,061
#*	Long Bon International Co. Ltd.	855,880	492,827
#	Long Da Construction & Development Corp.	544,000	535,703
#*	Longchen Paper & Packaging Co. Ltd.	4,098,859	1,390,043
#	Longwell Co.	670,000	1,572,397
	Lotus Pharmaceutical Co. Ltd.	172,000	1,341,215
	Loyalty Founder Enterprise Co. Ltd.	47,000	54,434
	Lu Hai Holding Corp.	41,284	37,011
	Lucky Cement Corp.	775,000	340,766
#	Lumax International Corp. Ltd.	166,000	542,949
*	Lung Yen Life Service Corp.	171,000	275,089
	Lungteh Shipbuilding Co. Ltd.	4,000	13,081
#	Macauto Industrial Co. Ltd.	109,000	187,443
	Macnica Galaxy, Inc.	9,000	19,900
#	Macronix International Co. Ltd.	9,388,605	5,453,469
	Man Zai Industrial Co. Ltd.	207,800	238,932
#	Marketech International Corp.	137,000	617,730
	Materials Analysis Technology, Inc.	3,000	22,241
#	Mayer Steel Pipe Corp.	716,947	605,303
#	Maywufa Co. Ltd.	182,070	127,446
	Mega Financial Holding Co. Ltd.	21,458,717	25,234,683
#*	Megaforce Co. Ltd.	152,000	179,487
#	Mercuries & Associates Holding Ltd.	2,348,771	1,149,606
*	Mercuries Life Insurance Co. Ltd.	4,507,987	890,859
#	Merida Industry Co. Ltd.	531,000	2,523,022
	Merry Electronics Co. Ltd.	958,245	3,059,717
#	METAAGE Corp.	221,000	377,424
	Micro-Star International Co. Ltd.	1,386,000	7,586,055
#	Mildef Crete, Inc.	142,000	356,808
#	MIN AIK Technology Co. Ltd.	273,600	190,113

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mitac Holdings Corp.	2,557,682	$5,587,438
*	MOSA Industrial Corp.	78,007	51,269
	Motech Industries, Inc.	897,000	559,812
	MPI Corp.	34,000	884,694
#	MSSCORPS Co. Ltd.	135,019	681,491
	Nak Sealing Technologies Corp.	83,000	287,966
#	Namchow Holdings Co. Ltd.	371,000	563,316
*	Nan Kang Rubber Tire Co. Ltd.	97,000	133,114
	Nan Liu Enterprise Co. Ltd.	9,000	17,948
	Nan Pao Resins Chemical Co. Ltd.	140,000	1,371,834
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	322,465
#	Nan Ya Plastics Corp.	12,958,000	12,668,522
#	Nan Ya Printed Circuit Board Corp.	744,000	3,049,519
#	Nang Kuang Pharmaceutical Co. Ltd.	171,000	216,774
	Nantex Industry Co. Ltd.	345,000	349,942
#*	Nanya Technology Corp.	3,343,000	3,005,745
	National Aerospace Fasteners Corp.	84,000	246,468
	Netronix, Inc.	25,000	94,651
*	New Asia Construction & Development Corp.	375,000	195,349
	Nexcom International Co. Ltd.	174,000	287,093
#	Nichidenbo Corp.	380,000	770,081
	Nien Hsing Textile Co. Ltd.	470,061	277,129
#	Niko Semiconductor Co. Ltd.	162,473	225,302
#	Nishoku Technology, Inc.	201,000	887,963
	Nova Technology Corp.	10,000	78,045
#	Nuvoton Technology Corp.	535,000	1,476,505
	O-Bank Co. Ltd.	3,069,604	926,412
#	Ocean Plastics Co. Ltd.	125,000	135,480
	Optimax Technology Corp.	217,000	216,870
#	Orient Semiconductor Electronics Ltd.	1,115,670	1,120,308
		Shares	Value»
TAIWAN — (Continued)
	Oriental Union Chemical Corp.	189,000	$85,000
	O-TA Precision Industry Co. Ltd.	6,000	12,853
#	Pacific Construction Co.	1,552,452	530,719
#*	Paiho Shih Holdings Corp.	211,843	165,267
#	Pan German Universal Motors Ltd.	59,000	532,580
#	Pan Jit International, Inc.	978,100	1,416,868
	Pan Ram International Corp.	68,000	40,699
#	Pan-International Industrial Corp.	2,067,444	2,530,776
	Parade Technologies Ltd.	127,000	2,688,858
	Parpro Corp.	28,000	28,189
#*	PChome Online, Inc.	397,061	511,340
#	PCL Technologies, Inc.	154,000	682,892
	Pegatron Corp.	9,540,998	27,760,243
	Pegavision Corp.	38,000	425,355
*	Phihong Technology Co. Ltd.	513,000	550,571
#	Phison Electronics Corp.	463,000	6,588,171
#	Phoenix Silicon International Corp.	257,000	941,851
	Phoenix Tours International, Inc.	17,000	35,439
	Pixart Imaging, Inc.	326,000	2,375,458
	Plastron Precision Co. Ltd.	101,156	45,245
#*	Plotech Co. Ltd.	522,000	225,745
	Podak Co. Ltd.	44,000	66,557
#	Posiflex Technology, Inc.	66,000	666,699
	Pou Chen Corp.	8,873,550	9,841,011
#*	Powerchip Semiconductor Manufacturing Corp.	8,296,000	5,001,121
	Powertech Technology, Inc.	2,533,000	8,791,937
	Powertip Technology Corp.	56,000	21,755
	President Securities Corp.	4,203,263	3,327,125
	Primax Electronics Ltd.	1,899,000	4,702,969
#	Prince Housing & Development Corp.	5,386,018	1,659,593
#	Promate Electronic Co. Ltd.	368,000	865,466

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Prosperity Dielectrics Co. Ltd.	241,000	$298,781
#	Qisda Corp.	5,564,171	5,870,602
#	QST International Corp.	153,078	282,863
	Qualipoly Chemical Corp.	290,593	433,632
	Quang Viet Enterprise Co. Ltd.	25,000	74,989
#	Quanta Storage, Inc.	680,000	2,072,945
#*	Quintain Steel Co. Ltd.	1,403,247	466,173
	Radiant Opto-Electronics Corp.	1,869,000	11,365,756
#	Radium Life Tech Co. Ltd.	2,737,700	872,091
#	Raydium Semiconductor Corp.	148,000	1,735,172
#	Rechi Precision Co. Ltd.	1,336,000	1,093,775
#	Rexon Industrial Corp. Ltd.	354,000	336,750
#	Rich Development Co. Ltd.	3,115,175	919,456
*	Ritek Corp.	3,218,449	1,305,563
*	Roo Hsing Co. Ltd.	195,000	18,518
	RoyalTek Co. Ltd.	104,000	153,017
	Ruentex Development Co. Ltd.	3,752,900	4,786,430
	Ruentex Industries Ltd.	2,271,385	4,757,216
	Run Long Construction Co. Ltd.	388,000	420,779
	Sampo Corp.	1,886,340	1,610,608
#	San Fang Chemical Industry Co. Ltd.	116,000	133,627
#	San Far Property Ltd.	1,275,560	806,926
	San Fu Chemical Co. Ltd.	11,000	40,962
	Sanyang Motor Co. Ltd.	1,677,624	3,580,739
	Savior Lifetec Corp.	319,000	194,835
	ScinoPharm Taiwan Ltd.	237,000	161,103
	SDI Corp.	134,000	373,101
#	Sea Sonic Electronics Co. Ltd.	119,000	249,965
	Senao International Co. Ltd.	33,000	32,814
	Senao Networks, Inc.	4,000	21,948
#	Sensortek Technology Corp.	15,000	105,974
#	Sercomm Corp.	681,000	2,578,231
	Sesoda Corp.	787,279	893,987
		Shares	Value»
TAIWAN — (Continued)
#	Shanghai Commercial & Savings Bank Ltd.	8,042,566	$10,330,327
	Shan-Loong Transportation Co. Ltd.	433,000	230,468
	Sharehope Medicine Co. Ltd.	258,278	221,687
	Sheng Yu Steel Co. Ltd.	611,000	449,344
	ShenMao Technology, Inc.	204,000	406,526
	Shieh Yih Machinery Industry Co. Ltd.	143,000	140,417
#	Shih Her Technologies, Inc.	260,000	1,090,240
#*	Shih Wei Navigation Co. Ltd.	1,539,271	744,483
	Shihlin Electric & Engineering Corp.	440,000	2,476,463
#*	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	41,749
*	Shin Kong Financial Holding Co. Ltd.	45,403,811	16,907,682
	Shin Ruenn Development Co. Ltd.	61,050	108,280
#	Shin Zu Shing Co. Ltd.	538,517	3,432,433
*	Shining Building Business Co. Ltd.	1,117,368	353,862
	Shinkong Insurance Co. Ltd.	763,412	2,412,443
	Shinkong Synthetic Fibers Corp.	6,366,754	2,918,045
#	Shuttle, Inc.	1,693,015	984,876
	Sigurd Microelectronics Corp.	2,351,231	4,982,021
	Silicon Power Computer & Communications, Inc.	16,000	15,185
	Simplo Technology Co. Ltd.	365,000	4,430,998
	Sincere Navigation Corp.	1,825,242	1,358,911
	Single Well Industrial Corp.	17,000	15,236
	Sinher Technology, Inc.	275,000	269,188
#	Sinmag Equipment Corp.	27,000	126,429
	Sino-American Silicon Products, Inc.	742,000	2,630,268

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinon Corp.	1,847,877	$2,500,534
	SinoPac Financial Holdings Co. Ltd.	43,396,809	29,870,870
	Sinopower Semiconductor, Inc.	42,000	121,824
#	Sinphar Pharmaceutical Co. Ltd.	333,840	314,166
	Sinyi Realty, Inc.	242,000	206,379
#	Sirtec International Co. Ltd.	376,200	344,939
	Sitronix Technology Corp.	208,000	1,315,350
#	Siward Crystal Technology Co. Ltd.	740,875	546,466
	Soft-World International Corp.	131,000	491,066
	Solar Applied Materials Technology Corp.	1,709,000	3,112,041
#	Solteam, Inc.	176,742	285,257
#	Song Shang Electronics Co. Ltd.	186,000	141,754
	Southeast Cement Co. Ltd.	901,700	546,516
#	Speed Tech Corp.	366,000	575,170
	Spirox Corp.	342,563	710,700
#	Sports Gear Co. Ltd.	85,000	349,973
#	St. Shine Optical Co. Ltd.	144,000	829,742
#	Standard Chemical & Pharmaceutical Co. Ltd.	420,000	786,477
	Standard Foods Corp.	251,000	267,600
*	Starlux Airlines Co. Ltd.	182,000	154,244
#	S-Tech Corp.	402,926	328,252
#	Sumeeko Industries Co. Ltd.	56,000	149,409
#	Sun Max Tech Ltd.	100,000	151,144
#*	Sun Yad Construction Co. Ltd.	180,813	74,640
	Sunflex Tech Co. Ltd.	91,000	69,809
	Sunny Friend Environmental Technology Co. Ltd.	40,000	100,633
	Sunonwealth Electric Machine Industry Co. Ltd.	75,000	220,019
#*	Sunplus Technology Co. Ltd.	520,000	443,004
	Sunrex Technology Corp.	565,108	1,061,837
		Shares	Value»
TAIWAN — (Continued)
#	Sunspring Metal Corp.	481,569	$455,140
	Superior Plating Technology Co. Ltd.	15,000	27,697
#	Supreme Electronics Co. Ltd.	2,166,507	3,956,074
#	Swancor Holding Co. Ltd.	210,000	548,037
#	Sweeten Real Estate Development Co. Ltd.	968,670	896,623
#	Symtek Automation Asia Co. Ltd.	197,000	1,327,468
#	Syncmold Enterprise Corp.	451,000	1,305,674
#	Synmosa Biopharma Corp.	644,200	659,783
	Synnex Technology International Corp.	4,727,550	10,161,031
	Syn-Tech Chem & Pharm Co. Ltd.	6,000	17,007
	Syscom Computer Engineering Co.	41,000	70,481
#	Sysgration	34,000	39,968
#	Systex Corp.	384,000	1,500,586
#	T3EX Global Holdings Corp.	463,000	1,073,717
	TA Chen Stainless Pipe	4,882,392	5,050,488
	Ta Ya Electric Wire & Cable	2,445,350	3,045,421
	Tah Hsin Industrial Corp.	324,701	675,583
	TA-I Technology Co. Ltd.	235,500	320,488
#*	Tai Tung Communication Co. Ltd.	559,077	377,840
	Taichung Commercial Bank Co. Ltd.	26,830,456	15,412,155
	TaiDoc Technology Corp.	229,000	996,541
#	Taiflex Scientific Co. Ltd.	965,397	1,323,290
#	Taimide Tech, Inc.	199,000	404,199
#	Tainan Enterprises Co. Ltd.	530,183	556,031
#	Tainan Spinning Co. Ltd.	5,726,485	2,389,842
#	Tai-Saw Technology Co. Ltd.	205,000	144,237
#	Taishin Financial Holding Co. Ltd.	43,752,456	23,224,168
#*	Taisun Enterprise Co. Ltd.	425,000	251,914

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taita Chemical Co. Ltd.	607,394	$246,297
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	752,526
	Taiwan Business Bank	25,958,628	11,858,229
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	393,154
	Taiwan Cogeneration Corp.	241,000	299,500
	Taiwan Cooperative Financial Holding Co. Ltd.	23,549,317	17,460,213
	Taiwan Fertilizer Co. Ltd.	2,433,000	3,857,046
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,290,000	1,129,878
#	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,094,277
#*	Taiwan Glass Industry Corp.	4,278,982	2,172,749
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,138,704	5,579,949
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	925,761
††	Taiwan Land Development Corp.	4,185,322	64,261
	Taiwan Line Tek Electronic	18,000	14,108
#	Taiwan Mask Corp.	166,000	243,499
#	Taiwan Navigation Co. Ltd.	1,063,000	938,711
	Taiwan Paiho Ltd.	1,099,000	2,235,779
#	Taiwan PCB Techvest Co. Ltd.	1,470,946	1,508,075
	Taiwan Sakura Corp.	64,000	162,014
	Taiwan Semiconductor Co. Ltd.	727,000	1,160,917
	Taiwan Shin Kong Security Co. Ltd.	349,390	436,757
	Taiwan Steel Union Co. Ltd.	8,000	25,774
*	Taiwan Styrene Monomer	219,000	67,317
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,195,206
#*	Taiwan TEA Corp.	2,042,092	1,193,156
	Taiwan Union Technology Corp.	652,000	3,227,657
#	Taiwan-Asia Semiconductor Corp.	287,000	237,182
		Shares	Value»
TAIWAN — (Continued)
#	Taiyen Biotech Co. Ltd.	582,217	$563,971
#*	Tatung Co. Ltd.	4,799,000	6,349,528
	TCC Group Holdings Co. Ltd.	18,560,110	17,939,335
	TCI Co. Ltd.	231,000	811,140
#	Te Chang Construction Co. Ltd.	170,260	321,049
	Teco Electric & Machinery Co. Ltd.	5,004,725	8,112,620
#	Tera Autotech Corp.	77,863	60,249
	Test Research, Inc.	399,000	1,506,111
#	Test Rite International Co. Ltd.	1,078,266	662,847
*	Tex-Ray Industrial Co. Ltd.	158,000	49,584
#	Thermaltake Technology Co. Ltd.	183,000	187,458
#	Thinking Electronic Industrial Co. Ltd.	218,000	1,077,494
#	Thye Ming Industrial Co. Ltd.	270,600	542,655
	Ton Yi Industrial Corp.	3,835,600	1,754,776
	Tong Hsing Electronic Industries Ltd.	741,480	2,812,146
	Tong Yang Industry Co. Ltd.	1,874,000	6,126,342
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	857,354
#	Top Union Electronics Corp.	207,673	198,178
	Topco Scientific Co. Ltd.	183,000	1,604,004
	Topco Technologies Corp.	18,000	37,476
#	Topkey Corp.	227,000	1,405,983
#	Topoint Technology Co. Ltd.	663,459	661,997
	Toung Loong Textile Manufacturing	86,040	51,428
#*	TPK Holding Co. Ltd.	1,366,000	1,553,773
#	Transcend Information, Inc.	249,000	651,720
	Tripod Technology Corp.	1,506,000	8,832,687
	Tsang Yow Industrial Co. Ltd.	22,000	17,955
#	Tsann Kuen Enterprise Co. Ltd.	169,182	155,372
#	TSC Auto ID Technology Co. Ltd.	43,199	272,971
	TSRC Corp.	971,000	602,523

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co. Ltd.	36,000	$82,628
	Tung Ho Steel Enterprise Corp.	2,802,593	5,793,868
	Tung Ho Textile Co. Ltd.	23,000	17,061
#	Tung Thih Electronic Co. Ltd.	183,800	471,814
#	TURVO International Co. Ltd.	117,000	788,515
#	TXC Corp.	1,114,000	3,306,836
#	TYC Brother Industrial Co. Ltd.	866,723	1,676,192
#	Tycoons Group Enterprise	1,636,515	439,840
#	Tyntek Corp.	1,512,097	963,149
	TZE Shin International Co. Ltd.	302,000	199,768
#	Ubright Optronics Corp.	62,000	142,331
#	UDE Corp.	353,000	951,984
#	U-Ming Marine Transport Corp.	1,886,000	3,290,899
#	Unic Technology Corp.	238,000	202,353
	Unimicron Technology Corp.	4,502,000	18,772,556
#	Union Bank of Taiwan	12,111,154	5,682,523
*	Union Insurance Co. Ltd.	79,000	76,962
	Uni-President Enterprises Corp.	936,000	2,222,383
	Unitech Computer Co. Ltd.	477,739	523,618
#*	Unitech Printed Circuit Board Corp.	3,464,400	3,184,494
#	United Microelectronics Corp. (2303 TT)	42,425,681	50,580,157
	United Orthopedic Corp.	319,000	906,031
	United Radiant Technology	20,000	11,957
*	United Renewable Energy Co. Ltd.	203,000	61,670
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
#	Univacco Technology, Inc.	74,000	109,600
	Universal Cement Corp.	2,324,539	2,002,250
#	UPC Technology Corp.	3,688,598	991,895
#*	UPI Semiconductor Corp.	71,000	471,491
	Userjoy Technology Co. Ltd.	39,900	91,154
		Shares	Value»
TAIWAN — (Continued)
#	USI Corp.	4,178,827	$1,479,622
*	Usun Technology Co. Ltd.	87,100	132,377
	U-Tech Media Corp.	300,000	147,311
#	Utechzone Co. Ltd.	118,000	396,719
#	UVAT Technology Co. Ltd.	43,000	102,903
#	Vanguard International Semiconductor Corp.	1,747,201	5,007,898
	Ve Wong Corp.	912,806	1,028,812
#	Ventec International Group Co. Ltd.	189,000	460,352
*	Victory New Materials Ltd. Co.	60,000	15,585
	Viking Tech Corp.	196,000	230,978
	Vizionfocus, Inc.	3,000	14,334
	Wafer Works Corp.	1,697,616	1,269,716
#	Waffer Technology Corp.	89,000	161,087
#	Wah Hong Industrial Corp.	370,516	463,422
	Wah Lee Industrial Corp.	862,100	3,014,124
#	Walsin Lihwa Corp.	8,467,971	6,300,497
#	Walsin Technology Corp.	1,207,000	3,374,712
	Walton Advanced Engineering, Inc.	1,262,853	515,600
#	Wan Hai Lines Ltd.	2,350,000	5,387,672
*	We&Win Diversification Co. Ltd.	37,000	29,716
	WEI Chih Steel Industrial Co. Ltd.	16,000	10,530
#	Wei Chuan Foods Corp.	646,000	351,141
#	Weikeng Industrial Co. Ltd.	2,081,490	2,139,614
#	Well Shin Technology Co. Ltd.	450,080	821,357
	WELLELL, Inc.	106,000	78,748
#*	Wha Yu Industrial Co. Ltd.	238,000	123,926
#*	Win Semiconductors Corp.	1,392,000	4,359,375
*	Winbond Electronics Corp.	13,313,422	5,778,717
	Winmate, Inc.	31,000	156,823
#	Winstek Semiconductor Co. Ltd.	202,000	667,873
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,764,364	3,342,738
#	Wistron Corp.	8,262,343	27,115,774
	Wistron NeWeb Corp.	982,474	4,219,450

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	WITS Corp.	108,659	$344,247
#	Wonderful Hi-Tech Co. Ltd.	474,000	494,486
	WPG Holdings Ltd.	5,323,284	11,369,429
	WT Microelectronics Co. Ltd.	2,255,104	7,602,190
#	WUS Printed Circuit Co. Ltd.	572,668	800,711
#	Xxentria Technology Materials Corp.	375,906	645,684
	Ya Horng Electronic Co. Ltd.	22,000	37,922
	Yageo Corp.	1,496,631	24,290,014
#	Yang Ming Marine Transport Corp.	5,740,000	11,777,970
#	YC INOX Co. Ltd.	2,009,894	1,235,637
	YCC Parts Manufacturing Co. Ltd.	30,000	50,880
#	Yea Shin International Development Co. Ltd.	971,745	906,762
#	Yem Chio Co. Ltd.	2,519,746	1,309,753
	Yen Sun Technology Corp.	118,000	163,788
#*	Yeong Guan Energy Technology Group Co. Ltd.	310,509	346,048
	YFC-Boneagle Electric Co. Ltd.	20,449	15,274
#	YFY, Inc.	4,660,847	4,232,603
#	Yi Jinn Industrial Co. Ltd.	1,197,149	722,764
	Yieh Phui Enterprise Co. Ltd.	3,961,862	1,859,724
#	Young Fast Optoelectronics Co. Ltd.	432,000	723,789
#	Youngtek Electronics Corp.	596,047	1,101,389
	Yuanta Financial Holding Co. Ltd.	40,542,073	42,638,365
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	30,626
	Yulon Finance Corp.	90,000	311,159
#	Yulon Motor Co. Ltd.	2,624,350	3,970,360
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	492,369
#	YungShin Global Holding Corp.	570,000	908,934
	Yusin Holding Corp.	6,000	22,870
	Zeng Hsing Industrial Co. Ltd.	196,358	638,509
#	Zenitron Corp.	940,000	844,446
		Shares	Value»
TAIWAN — (Continued)
#	Zero One Technology Co. Ltd.	601,391	$2,332,756
	Zhen Ding Technology Holding Ltd.	3,471,000	12,432,737
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	469,316
*	Zinwell Corp.	1,015,000	455,548
#	Zippy Technology Corp.	256,000	480,878
#	Zyxel Group Corp.	1,376,793	1,602,381
TOTAL TAIWAN			2,175,764,886
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	938,747	398,636
	AAPICO Hitech PCL (AH-R TB), NVDR	85,550	36,329
*	Absolute Clean Energy PCL	333,200	12,764
	AP Thailand PCL	10,762,130	2,540,726
	Bangchak Corp. PCL	4,774,400	4,891,368
	Bangkok Bank PCL (BBLF TB)	3,293,353	15,060,916
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,187,183
	Bangkok Commercial Asset Management PCL	5,612,254	958,291
	Bangkok Land PCL	47,825,896	738,514
	Bangkok Life Assurance PCL, NVDR	212,700	113,693
	Banpu PCL	24,238,633	3,598,906
#	Berli Jucker PCL	3,756,900	2,487,866
*	Beyond Securities PCL	1,695,300	36,750
	BKI Holdings PCL	153,028	1,308,747
	Cal-Comp Electronics Thailand PCL, Class F	1,116,721	253,687
	Charoen Pokphand Foods PCL	16,255,500	10,619,777
	CP Axtra PCL	778,968	618,779
*	Demco PCL	441,000	37,454
	Eastern Water Resources Development & Management PCL	259,600	16,343
	Energy Absolute PCL	5,218,400	480,387
#	GFPT PCL	1,911,800	522,303
*	Global Green Chemicals PCL	71,400	8,693
	Hana Microelectronics PCL	509,000	356,716
	ICC International PCL	2,596,398	2,467,253
#	Indorama Ventures PCL	2,783,322	1,901,007

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	IRPC PCL	30,842,700	$1,034,959
*	Italian-Thai Development PCL	7,072,790	96,614
	Kasikornbank PCL (KBANKF TB)	176,800	850,530
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	4,020,250
	Khon Kaen Sugar Industry PCL	7,579,607	402,895
#	Kiatnakin Phatra Bank PCL	687,213	1,061,175
	Krung Thai Bank PCL	9,614,300	6,538,010
	Lalin Property PCL	204,200	34,261
	LH Financial Group PCL	6,930,046	158,460
#	LPN Development PCL	4,768,202	311,508
	MCS Steel PCL	64,700	11,912
	Northeast Rubber PCL	2,094,488	304,766
#	Origin Property PCL	2,126,065	215,921
	Polyplex Thailand PCL	1,641,925	502,207
	Precious Shipping PCL	3,490,750	632,326
	Property Perfect PCL	40,331,535	155,697
	Pruksa Holding PCL	2,674,200	508,237
	PTT Exploration & Production PCL	2,540,700	9,619,577
	PTT Global Chemical PCL	6,821,941	4,355,508
	PTT PCL	44,568,100	41,689,537
	Quality Houses PCL	21,076,447	1,070,252
#	Regional Container Lines PCL	1,324,800	944,178
	Rojana Industrial Park PCL	3,265,173	557,528
	S Hotels & Resorts PCL	3,855,440	228,979
	Saha Pathana Inter-Holding PCL	2,248,100	3,872,006
	Saha Pathanapibul PCL	1,052,533	1,797,198
	Saha-Union PCL	1,568,500	1,443,905
	Sansiri PCL	66,481,166	3,375,881
#	SC Asset Corp. PCL	7,544,653	600,436
	SCB X PCL	1,968,000	7,305,123
	SCG Packaging PCL	945,600	463,323
	SCGJWD Logistics PCL	63,200	15,765
	Siam Cement PCL	1,448,300	6,623,258
	Siamgas & Petrochemicals PCL	444,700	97,722
*	Singer Thailand PCL	299,200	59,973
		Shares	Value»
THAILAND — (Continued)
	Somboon Advance Technology PCL	1,029,700	$327,180
	SPCG PCL	2,021,300	483,191
#	Sri Trang Agro-Industry PCL	3,023,358	1,409,554
	Sri Trang Gloves Thailand PCL	2,218,448	536,907
	Srithai Superware PCL	5,534,100	184,059
	Star Petroleum Refining PCL	2,284,687	359,580
#	Stecon Group PCL	2,688,278	467,006
*	STP & I PCL	3,041,400	267,336
#	Supalai PCL	4,915,600	2,452,326
*	Super Energy Corp. PCL	72,819,209	475,731
	Susco PCL	1,152,200	94,434
	Thai Oil PCL	3,618,874	2,794,082
	Thai Stanley Electric PCL (STANLY/F TB)	170,100	1,101,167
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	123,647
	Thai Union Group PCL	4,955,100	1,765,737
	Thai Wacoal PCL	69,200	48,702
	Thanachart Capital PCL	821,700	1,213,944
#	Thoresen Thai Agencies PCL	5,984,476	792,599
	TMBThanachart Bank PCL	73,463,896	4,319,481
#	TPI Polene PCL	35,256,340	1,046,959
	TPI Polene Power PCL	9,017,251	787,252
	WHA Corp. PCL	446,600	63,127
TOTAL THAILAND			172,726,966
TURKEY — (0.8%)
*	Adese Alisveris Merkezleri Ticaret AS	8,721,288	500,813
*	Akenerji Elektrik Uretim AS	1,400,119	552,666
	Aksa Enerji Uretim AS	796,734	913,073
#	Alarko Holding AS	530,795	1,273,952
*	Albaraka Turk Katilim Bankasi AS	7,612,950	1,519,603
#*	Arcelik AS	210,703	744,689
*	Arsan Tekstil Ticaret ve Sanayi AS	157,307	87,927
	Aygaz AS	117,172	519,436
*	Bera Holding AS	3,425,083	1,629,532
	Bursa Cimento Fabrikasi AS	1,609,733	379,228

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Cemas Dokum Sanayi AS	333,921	$27,388
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,016,984	254,242
	Deva Holding AS	117,945	234,743
	Dogan Sirketler Grubu Holding AS	4,404,435	1,666,773
#	Dogus Otomotiv Servis ve Ticaret AS	334,310	1,754,602
	Eczacibasi Yatirim Holding Ortakligi AS	43,111	227,011
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,002,539	1,251,498
#	Enka Insaat ve Sanayi AS	3,836,286	5,202,384
#	Eregli Demir ve Celik Fabrikalari TAS	10,918,250	6,826,581
*	Esenboga Elektrik Uretim AS	194,870	157,258
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	38,733	456,310
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	714,146	466,498
*	GSD Holding AS	4,856,724	490,011
*	Is Finansal Kiralama AS	62,493	22,763
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	271,231	264,620
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,791,187	2,879,625
*	Kerevitas Gida Sanayi ve Ticaret AS	1,009,337	362,827
	Kervan Gida Sanayi Ve Ticaret AS	1,513,978	90,497
#	KOC Holding AS	3,490,227	16,545,493
*	Kordsa Teknik Tekstil AS	264,141	500,936
*	NET Holding AS	755,594	933,101
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,079,719	169,759
#*	Petkim Petrokimya Holding AS	2,147,938	1,047,269
		Shares	Value»
TURKEY — (Continued)
	Polisan Holding AS	214,103	$65,462
	Sekerbank Turk AS	6,201,648	697,799
	Sok Marketler Ticaret AS	528,213	572,865
*	TAV Havalimanlari Holding AS	218,790	1,694,376
#*	Tekfen Holding AS	1,396,716	2,480,338
*	Tukas Gida Sanayi ve Ticaret AS	1,409,261	245,827
#*	Turk Hava Yollari AO	2,635,467	23,266,687
#*	Turk Telekomunikasyon AS	473,101	666,414
#	Turkcell Iletisim Hizmetleri AS	729,813	2,194,916
#	Turkiye Petrol Rafinerileri AS	532,039	2,093,125
#	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,693,524
*	Turkiye Vakiflar Bankasi TAO, Class D	4,059,017	3,102,035
	Vestel Beyaz Esya Sanayi ve Ticaret AS	671,156	283,802
#*	Vestel Elektronik Sanayi ve Ticaret AS	752,025	1,283,917
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	343,426	262,658
#*	Zorlu Enerji Elektrik Uretim AS	4,648,911	528,209
TOTAL TURKEY			93,085,062
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	9,828,484	32,030,853
	Abu Dhabi National Hotels	4,322,836	691,957
*	Abu Dhabi Ports Co. PJSC	804,951	1,084,801
	Agility Global PLC	7,841,050	2,817,356
	Agthia Group PJSC	162,103	272,170
*	AL Seer Marine Supplies & Equipment Co. LLC	33,702	34,620
	Aldar Properties PJSC	1,113,434	2,316,540
	Amanat Holdings PJSC	3,155,955	927,117
*	Amlak Finance PJSC	3,015,156	704,810
*	Aramex PJSC	68,460	52,719
*	Dana Gas PJSC	22,350,665	4,621,766

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Deyaar Development PJSC	5,729,570	$1,449,936
	Dubai Investments PJSC	8,412,391	4,965,330
	Emaar Development PJSC	1,112,302	3,972,649
	Emaar Properties PJSC	26,565,864	97,504,977
	Emirates NBD Bank PJSC	4,048,543	22,980,031
*	EMSTEEL Building Materials PJSC	2,764,625	932,493
	First Abu Dhabi Bank PJSC	195,382	772,886
*	Ghitha Holding PJSC	9,696	65,111
*	Manazel PJSC	269,653	24,769
*	Multiply Group PJSC	12,383,694	7,109,044
	RAK Properties PJSC	5,893,159	1,937,005
	Ras Al Khaimah Ceramics	1,119,524	786,451
*	Union Properties PJSC	3,928,839	458,380
TOTAL UNITED ARAB EMIRATES			188,513,771
TOTAL COMMON STOCKS			10,786,231,320
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA, 8.156%	521,644	1,800,388
Ω	Banco BMG SA, 9.788%	147,500	95,405
	Banco Bradesco SA, 9.216%	9,938,310	20,560,086
	Banco do Estado do Rio Grande do Sul SA, 9.604%	890,081	1,577,885
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	30,300	40,389
	Eucatex SA Industria e Comercio, 10.332%	239,937	550,569
	Gerdau SA, 4.549%	191,173	563,308
	Petroleo Brasileiro SA, 16.113%	5,098,935	32,884,534
	Raizen SA, 1.381%	2,985,699	970,701
	Randon SA Implementos e Participacoes, 3.992%	707,218	1,102,447
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	344,363	$324,679
TOTAL BRAZIL			60,470,391
COLOMBIA — (0.1%)
	Grupo Argos SA, 4.269%	321,558	1,139,409
	Grupo de Inversiones Suramericana SA, 4.888%	684,411	4,661,482
TOTAL COLOMBIA			5,800,891
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	845,508	534,742
TOTAL PREFERRED STOCKS			66,806,024
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/20/2025	10,753	221
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	50,729	35,263
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	50,601	1,237
*	CCP Contact Probes Co. Ltd. Rights	18,335	2,717
*	Leader Electronics, Inc. Rights	3,019	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	29,283	1,476
TOTAL TAIWAN			5,430
THAILAND — (0.0%)
*	Energy Absolute PCL Warrants 02/28/2028	869,733	0
*	Northeast Rubber PCL Warrants 05/15/2026	349,082	5,494

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Thoresen Thai Agencies PCL Rights	2,852,188	$0
TOTAL THAILAND		5,494
TOTAL RIGHTS/WARRANTS		46,408
TOTAL INVESTMENT SECURITIES (Cost $8,701,822,297)		10,853,083,752

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	11,495,129	$132,975,652
TOTAL INVESTMENTS — (100.0%)
(Cost $8,834,788,742)^^			$10,986,059,404
As of January 31, 2025, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	281	03/21/25	$86,279,559	$85,244,863	$(1,034,696)
Total Futures Contracts			$86,279,559	$85,244,863	$(1,034,696)
As of January 31, 2025, the value of Rule 144A securities amounted to $202,570,300 or 1.8% of net assets.
Summary of the Fund's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$312,893,379	$15,308	—	$312,908,687
Chile	—	59,035,756	—	59,035,756
China	162,588,027	2,802,222,590	$807,009	2,965,617,626
Colombia	7,929,346	118,643	—	8,047,989
Czech Republic	—	12,762,115	—	12,762,115
Greece	—	48,080,036	—	48,080,036
Hong Kong	—	1,463,980	65,744	1,529,724
Hungary	—	21,196,584	—	21,196,584
India	64,352,729	1,960,645,860	—	2,024,998,589
Indonesia	—	160,057,020	164,744	160,221,764
Kuwait	—	61,175,491	—	61,175,491
Malaysia	—	170,176,433	—	170,176,433
Mexico	231,982,601	6,147,697	—	238,130,298
Philippines	—	73,755,497	39,940	73,795,437
Poland	—	97,300,412	—	97,300,412
Qatar	—	81,239,892	—	81,239,892
Saudi Arabia	512,393	394,610,063	—	395,122,456
South Africa	5,110,209	323,467,372	—	328,577,581
South Korea	185,255,895	910,938,156	29,714	1,096,223,765
Taiwan	12,890,289	2,162,810,286	64,311	2,175,764,886
Thailand	5,481,102	167,245,864	—	172,726,966
Turkey	—	93,085,062	—	93,085,062

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$188,513,771	—	$188,513,771
Preferred Stocks
Brazil	$60,470,391	—	—	60,470,391
Colombia	5,800,891	—	—	5,800,891
Philippines	—	534,742	—	534,742
Rights/Warrants
Brazil	—	221	—	221
South Korea	—	35,263	—	35,263
Taiwan	—	5,430	—	5,430
Thailand	—	5,494	—	5,494
Securities Lending Collateral	—	132,975,652	—	132,975,652
Total Investments in Securities	$1,055,267,252	$9,929,620,690	$1,171,462˂˃	$10,986,059,404
Financial Instruments
Liabilities
Futures Contracts**	(1,034,696)	—	—	(1,034,696)
Total Financial Instruments	$(1,034,696)	—	—	$(1,034,696)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was $9,218,210 for the Dimensional Emerging Markets Value Fund.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.